File Nos.333-19699
                                                                     811-05716
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (X)
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 13                                       (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            (X)
     Amendment No. 61                                                      (X)


     (Check    appropriate    box    or    boxes.)

     ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
     (formerly Preferred Life Variable Account C)
     ---------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     (formerly Preferred Life Insurance Company of New York)
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Stewart Gregg, AVP & Senior Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2003 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts




                             EXPLANATORY NOTE
--------------------------------------------------------------------------------

This Registration Statement previously contained two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version
B) which have now been combined into one prospectus and SAI as of May 1, 2002. The only difference between the prospectuses is the underlying funding options. The only difference between the statements of additional information is the performance figures shown for the different underlying funding options.

--------------------------------------------------------------------------------


                                      PART A

                      SUPPLEMENT DATED ___________________
                              TO THE PROSPECTUS OF
                    USALLIANZ ADVANTAGE(TM) VARIABLE ANNUITY
                           DATED ____________________

                                    ISSUED BY
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


This supplement updates information contained in the prospectus and should be attached to the prospectus and retained for future reference.

You can also choose to elect a guaranteed annuity income benefit (GMIB) under the Advantage Contract. The Fixed Account, if available, is unavailable if you elect the GMIB. Contract Owners who purchased the Contract prior to ________________, when the GMIB became available, may also elect this benefit within 60 days of notice from Allianz Life of New York.

Allianz Life of New York deducts a mortality and expense risk charge which varies depending upon the benefits you choose. The table below shows the charges during the Accumulation Phase, associated with the options you choose. The charges are calculated as a percentage of the average daily value of the Contract Value invested in the Investment Options.

                                          STANDARD CONTRACT     CONTRACT  ****
                                               NO GMIB           WITH GMIB

Mortality and Expense Risk Charge***           1.34%               1.64%

Administrative Charge                          0.15%               0.15%

Total Separate Account Annual Expenses         1.49%               1.79%

   **** Available with the Advantage Contract.

THE "EXAMPLES" SECTION OF THE FEE TABLE IS UPDATED TO INCLUDE THE FOLLOWING
EXAMPLES:

     You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period for Contracts with:

     (b) The Contract with GMIB (with the highest total Separate Account charge of 1.79%)

     TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES         1 YEAR      3 YEARS      5 YEARS      10 YEARS
     BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF...
     7.59% (the maximum)                                       b)          b)           b)           b)
     0.57% (the minimum)                                       b)          b)           b)           b)


     You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you do not make a full withdrawal or if you apply your Contract value to an Annuity Option for Contracts with:

     (b) The Contract with GMIB (with the highest total Separate Account charge of 1.79%)

     TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES         1 YEAR      3 YEARS      5 YEARS      10 YEARS
     BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF...
     7.59% (the maximum)                                       b)          b)           b)           b)
     0.57% (the minimum)                                       b)          b)           b)           b)


GUARANTEED MINIMUM INCOME BENEFIT (GMIB) - ANNUITY INCOME PROTECTION

At the time you purchase the Advantage Contract, you can elect the Guaranteed Minimum Income Benefit (GMIB). The Fixed Account, if available, is unavailable if you elect the GMIB. The entire Contract Value must be allocated to the Investment Options. The mortality and expense risk charge is higher for Contracts with the GMIB. If the Contract is owned by a non-individual, then the GMIB only applies if the Contract is owned for the benefit of an individual.

Contract Owners who purchased the Advantage Contract prior to ___________, 2003, when the GMIB became available, may also elect the benefit. You must make this election within 60 days of notice. You can make this election by returning and signing an election form. The Fixed Account, if available, will no longer be available to you and all amounts then allocated to the Fixed Account must be transferred to any of the other Investment Options. Your charges will be increased as set forth in the fee table and Section 5 - Expenses. Because of the increased charges, the number of units in your Contract will increase on the effective date of the change so that the Contract Value on that date will remain the same. Once selected, you cannot change it. Please refer to the applicable endorsement in your Contract for the specific terms and conditions of this benefit.

The annuity income benefits provided are described below and are used in determining the amount of each Annuity Payment you receive during the Payout Phase. The GMIB can be used with fixed Annuity Options provided for in the Contract and provides for guaranteed minimum Annuity Payments during the Payout Phase. The GMIB protection will apply only under the following circumstances:

1. Your Income Date must be within 30 days following a Contract anniversary beginning with the 10th Contract anniversary;

2. Annuity Payments can only be made under a fixed annuity payout (regardless of the Annuity Option you select); and

The GMIB guarantees that your Annuity Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the GMIB value. Current and guaranteed payout rates will generally differ. The GMIB value is not available and is not used in the calculation of the Contract Value, death benefit or withdrawals. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options. You can always (13 months from issue) annuitize your Contract Value under fixed and variable Annuity Options. If you do not hold your Contract for 10 years before annuitization, you cannot take advantage of the GMIB benefit.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value.

The GMIB value is equal to the greater of A or B below:

A. 5% ANNUAL INCREASE AMOUNT

For new issues: the 5% Annual Increase Amount is initially equal to your Purchase Payment.

For existing Contract Owners electing the benefit after issue: the 5% Annual Increase Amount is initially equal to your Contract Value at the time of election.

On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, and increased by any additional Purchase Payments you make.

On every Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% if the Contract anniversary is prior to your 81st birthday, reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, increased by any additional Purchase Payments you make.

The 5% Annual Increase Amount has a maximum amount of two times cumulative Purchase Payments reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made.

B. MAXIMUM ANNIVERSARY VALUE

For new issues: the maximum anniversary value is initially equal to your Purchase Payment.

For existing Contract Owners electing the benefit after issue: the maximum anniversary value is initially equal to your Contract Value at the time of election.

Before your 81st birthday and before the date of your death, the maximum anniversary value is equal to the highest Contract Value on the effective date and on a Contract anniversary, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, since that Contract anniversary.

     After your 81st birthday, the maximum anniversary value is the maximum anniversary value as of the last Contract anniversary prior to your 81st birthday, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) since that Contract anniversary.





                  THE USALLIANZ ADVANTAGE(R)and Valuemark(R)IV

                           VARIABLE ANNUITY CONTRACTs

                                    issued by


                      Allianz Life of NY VARIABLE ACCOUNT C


                                       and


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK



This prospectus describes the Advantage and Valuemark IV individual flexible purchase payment variable deferred annuity contracts ("Contracts") issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York. The Valuemark IV Contract is no longer offered for new sales.

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases. The Contract is called a "deferred" annuity contract because Annuity Payments to you from the Contract are deferred until the Payout Phase, the second of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or your variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select.

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices currently include the variable Investment Options listed below and they also include any available Fixed Account Investment Choices. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. You can select up to ten Investment Options. We may add, substitute or remove Investment Choices in the future. AN ALLOCATION TO THE VAN KAMPEN CAPITAL PRESERVATION PORTFOLIO INVOLVES CERTAIN TRADING RESTRICTIONS. FOR MORE INFORMATION, SEE SECTION 4, INVESTMENT OPTIONS - TRANSFERS.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCEBERNSTEIN
USAZ AllianceBernstein Growth and Income Fund*
USAZ AllianceBernstein Large Cap Growth Fund*
USAZ AllianceBernstein Technology Fund*

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio*
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA*
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund*
USAZ PIMCO PEA Renaissance Fund*
USAZ PIMCO PEA Value Fund*

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
Van Kampen Capital Preservation Portfolio
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

*The Investment Option name has changed as of the date of this prospectus as follows:

CURRENT NAME                                      PREVIOUS NAME
USAZ AllianceBernstein Growth and Income Fund     USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund      USAZ Alliance CapitalLarge Cap Growth Fund
USAZ AllianceBernstein Technology Fund            USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio        Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                   Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund             USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                   USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                         USAZ PIMCO Value Fund


Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary

Fee Tables                                          6
1.       The Advantage and Valuemark IV

     Variable Annuity Contracts                    10

     Contract Owner                                10

     Joint Owner                                   11

     Annuitant                                     11

     Beneficiary                                   11

     Assignment                                    11

2. Annuity Payments
    (The Payout Phase)                             11

     Partial Annuitization                         12
     Annuity Options                               12

3. Purchase                                        12

     Purchase Payments                             12

     Automatic Investment Plan                     13

     Allocation of Purchase Payments               13

     Tax-Free Section 1035 Exchanges               13

     Faxed Applications                            14

     Free Look/Right to Examine                    14

     Accumulation Units                            14

4. Investment Options                              15

     Substitution and Limitation on
        Further Investments                        20

     Transfers                                     20

     Dollar Cost Averaging Program                 22

     Flexible Rebalancing                          22

     Financial Advisers-Asset Allocation
       Programs                                    23

     Voting Privileges                             23

5. The Fixed Account                               23

6. Expenses                                        23

     Separate Account Expenses                     23

         Mortality and Expense Risk Charge         23

         Administrative Charge                     24

     Contract Maintenance Charge                   24

     Withdrawal charge                             24

     Waiver of Withdrawal Charge                   25

     Reduction or Elimination of the
           Withdrawal charge                       25

     Transfer Fee                                  25

     Premium Taxes                                 25

     Income Taxes                                  26

     Investment Option Expenses                    26

7. Taxes                                           26

     Annuity Contracts in General                  26

     Qualified Contracts                           26

     Multiple Contracts                            27

     Partial 1035 Exchanges                        27

     Distributions - Non-Qualified Contracts       27

     Distributions - Qualified Contracts           28

     Diversification                               29

8. Access to Your Money                            39

     Systematic Withdrawal Program                 29

     Minimum Distribution Program                  30

     Suspension of Payments or Transfers           30

9. Performance                                     30

10. Death Benefit                                  31

     Upon Your Death                               31

     Death of Annuitant                            32

11. Other Information                              32

     Allianz Life of New York                      32

     The Separate Account                          32

     Distribution                                  32

     Additional Credits for Certain Groups         33

     Administration                                33

     Financial Statements                          33

12.   Glossary                                     34

13.   Table of Contents of the Statement of
        Additional Information                     35

14.   Privacy Notice                               36

Appendix: Condensed Financial
    Information                                    37

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:


The annuity contracts offered by Allianz Life of New York provide a means for investing on a tax-deferred basis in the Investment Choices for retirement savings or other long-term investment purposes. The Contracts provide a guaranteed death benefit and annuity income options.


You can purchase the Contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.


The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under this Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Allianz Life does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs.


We currently do not permit contract owners to borrow money from us using the contract as security for the loan.

ANNUITY PAYMENTS:


The Income Date is the date you begin receiving Annuity Payments. You generally can elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to receive any part of your Annuity Payments as a variable payout, the dollar amount of your payments will go up or down based on the performance of the Investment Options. See section 2, Annuity Payments (The Payout Phase).


PURCHASE:


You can buy the Advantage Contract if you are younger than age 86 on the Issue Date. The minimum initial Purchase Payment is $5,000. You can make additional Purchase Payments of $250 or more to either Contract any time you like during the Accumulation Phase. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities). Your registered representative can help you complete the appropriate forms. For more information, see section 3, Purchase.


INVESTMENT CHOICES:


You can allocate Purchase Payments to the Investment Choices available under the Contract. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions. You can make transfers between the Investment Options and any available Fixed Account option as permitted in section 4, Investment Options - Transfers. (Also see section 5, The Fixed Account.)


Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the Annual Operating Expenses of The Investment Options table in this prospectus. For more information about share classes, see the Investment Option Prospectuses. Generally, class 1 and initial shares of the Franklin Templeton and Dreyfus Investment Options are only available under the Valuemark IV Contract, which is no longer offered for sale, and class 2 and service shares are available in connection with the Advantage Contract. Class 2 and service shares of the Franklin Templeton and Dreyfus Investment Options have rule 12b-1 plan expenses.

EXPENSES:

The Contracts have insurance features and investment features, and there are costs related to each.


Each year, we deduct a $30 contract maintenance charge from your Contract during both the Accumulation and Payout Phases of your Contract. We currently waive this charge if the value of your Contract is at least $50,000.

We deduct a mortality and expense risk (M&E) charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in an Investment Option during the Accumulation Phase (1.25% during the Payout Phase). We calculate the total Separate Account charge as a percentage of the average daily assets invested in a subaccount on an annual basis. We also deduct an administrative charge which is equal, on an annual basis, to 0.15% of the average daily assets invested in a subaccount on an annual basis.

If you take money out of the Contract, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, we deduct $25, or 2% of the amount transferred, whichever is less, for each additional transfer.

Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Option. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002, these expenses and fees ranged, on an annual basis, from 0.26% to 3.78% for Valuemark IV and from 0.51% to 3.78% for Advantage, of the average daily value of the Investment Option before expense reimbursement and fee waivers.


We will pay sales commissions to broker-dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."

TAXES:


Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.See section 7, Taxes.


ACCESS TO YOUR MONEY:


You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out. The IRS may apply limits on withdrawals under certain Qualified Contracts.


DEATH BENEFIT:


If you die during the Accumulation Phase, the person or entity you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies. There may be a death benefit payable during the Payout Phase depending on the selected Annuity Option. See section 10, Death Benefits.

FREE-LOOK/RIGHT TO EXAMINE:

You can cancel the contract within ten days after receiving it. We will pay you the Contract Value on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an individual retirement annuity, we will refund the Purchase Payment. The free look provision under the Contract is also called the right to examine. See section 3, Purchase - Free Look/Right to Examine.


PRIVACY POLICY:


We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life of New York and its affiliated companies is provided in this prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See the Privacy Notice that appears in the back of this prospectus.


INQUIRIES:


If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

Fee Tables
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES


The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase, if you make a Liquidation during the Payout Phase, or if you make transfers. Taxes also may apply although they do not appear in these tables. For more information see section 6, Expenses.


WITHDRAWAL CHARGE*
(as a percentage of purchase payments)

                     NUMBER OF COMPLETE YEARS SINCE
                       RECEIPT OF PURCHASE PAYMENT       CHARGE

                                    0                      6%

                                    1                      6%

                                    2                      6%

                                    3                      5%

                                    4                      4%

                                    5                      3%

                                    6                      2%

                             7years or more                0%



Transfer Fee ................   First 12 transfers in a Contract year are
                                currently free.
                                Thereafter, the fee is $25
                                (or 2% of the amount
                                transferred, if less).
                                Dollar Cost Averaging
                                transfers and Flexible
                                Rebalancing transfers are
                                not currently counted.
CONTRACT OWNER PERIODIC EXPENSES

The following tables describe the fees and expenses that you will pay periodically during both the Accumulation and Payout Phases, in addition to the Investment Option fees and expenses.

CONTRACT MAINTENANCE CHARGE**....................   $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)

Mortality and Expense Risk Charge***                 1.34%

Administrative Charge                                0.15%

Total Separate Account Annual Expenses               1.49%


    *Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no withdrawal charge will be assessed. See Section 7 -- "Access to Your Money" for additional options.
  **During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Valuemark IV or Advantage Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Valuemark IV or Advantage Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.
*** The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment Options prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                MINIMUM          MAXIMUM
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES* (INCLUDING MANAGEMENT FEES,
DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES)...
   before fee waivers and expense reimbursements (Advantage)                      0.51%            3.78%
   before fee waivers and expense reimbursements (Valuemark IV)                   0.26%            3.78%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.


------------------------------------------------------------------------------------------------------------------------------------
                                                        ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS                 TOTAL ANNUAL
-------------------------------------------------------           OR EXPENSE REIMBURSEMENTS             AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                                                                           AND      FEE WAIVERS OR
                                                                                                      REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                                                                          REIMBURSEMENTS
                                                         MANAGEMENT                OTHER
                                                            FEES     12B-1       EXPENSES     TOTAL
                                                                     FEES**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                               .75%         .25%      1.19%      2.19%       1.09%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1)                                .80          .25        1.83      2.88        1.73           1.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1)                  .85          .25        2.68      3.78        2.58           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                     .90          .25        2.55      3.70        2.45           1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund (1)          1.00         .25         .93      2.18        1.08           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth Fund (1)           1.00         .25         .90      2.15        1.05           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund (1)                 1.00         .25        1.36      2.61        1.36           1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                               .75          --          .24       .99         --             .99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                   .75          --          .08       .83         --             .83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Fund-Service Shares       .35          .25         --        .60         --             .60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Initial Shares                    .25          --          .01       .26         --             .26
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                    .25          .25         .01       .51         --             .51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class     .57          --          .03       .60         --             .60
1 (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class     .57          .25         .03       .85         --             .85
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1       .49          --          .04       .53         --             .53
(3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2       .49          .25         .04       .78         --             .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1 (3)                    .60          --          .03       .63         --             .63
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)               .60          .25         .03       .88         --             .88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1 (3)              .50          --          .03       .53         --             .53
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)         .50          .25         .03       .78         --             .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1 (3)    .75          --          .05       .80         --             .80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2        .75          .25         .05      1.05         --            1.05
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1 (3)                    .53          --          .04       .57         --             .57
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)               .53          .25         .04       .82         --             .82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1        .75          --          .04       .79         .01            .78
(3), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2        .75          .25         .04      1.04         .01           1.03
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 1 (4)                      .53          --          .31       .84         .05            .79
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                 .53          .25         .31      1.09         .05           1.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 1 (4)     .59          --          .20       .79         .03            .76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2         .59          .25         .20      1.04         .03           1.01
(2), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 1 (3)                .50          --          .04       .54         --             .54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)           .50          .25         .04       .79         --             .79
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)               .62          --          .06       .68         --             .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)               .62          --          .06       .68         --             .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 1                 .80          --          .23      1.03         --            1.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)             .80          .25         .23      1.28         --            1.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 1 (4)                .60          --          .21       .81         .01            .80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2), (4)           .60          .25         .21      1.06         .01           1.05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     1.25         --          .33      1.58         --            1.58
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1.25         .25         .33      1.83         --            1.83
(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1 (4)            .70          --          .20       .90         .02            .88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)       .70          .25         .20      1.15         .02           1.13
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1 (3)             .81          --          .06       .87         --             .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)        .81          .25         .06      1.12         --            1.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund (1)                  .875         .25        2.235     3.36        2.11           1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2                   .75          .25         .37      1.37         --            1.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2       .85          .25         .70      1.80         --            1.80
(5)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class     .90          .25        1.19      2.34         --            2.34
2 (5)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      .65          --          .02       .67         --             .67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                            .74          --          .03       .77         --             .77
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                            .68          --          .01       .69         --             .69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                  .85          .25        1.28      2.38        1.13           1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (6)          .25          --          .51       .76         .01            .75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class              .25          --          .41       .66         --             .66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -         .40          --          .26       .66         .01            .65
Admin. Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (6)         .25          --          .41       .66         .01            .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1), (7)               .75          .25         .25      1.25         --            1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                 .75          .25        1.30      2.30        1.20           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                       .75          .25         .40      1.40         .30           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                             .75          .25         .78      1.78         .68           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)          1.00         --          .18      1.18         --            1.18
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                     .35          .25         .27       .87         --             .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Capital Preservation Portfolio - Class 2        .45          --          .55      1.00         --            1.00
(7)(9)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                .90          .25        1.97      3.12        1.87           1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                          .775         .25        .455      1.48         .28           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                   .85          .25         .97      2.07         .97           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1), (7)             .95          .25         .15      1.35         --            1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                 .775         .25        .555      1.58         .48           1.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                            .85          .25        1.21      2.31        1.11           1.20
------------------------------------------------------------------------------------------------------------------------------------


**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the Investment Option commenced operations.

(2) For the variable Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5) These variable Investment Options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio and the USAZ Van Kampen Global Franchise Fund commenced operations as of May 1, 2003. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(8) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.

(9) The Portfolio was not operational in 2002. Based on estimates assuming the average daily net assets of the Portfolio were not more than $50,000,000. The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The management fee will be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total expenses exceed 1.00%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses (except the commutation fee), Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a prorated charge of $7.50 based on an assumed average Contract size of $40,000.

Premium taxes are not reflected in the tables. Premium taxes may apply.

For additional information, see Section 5 -- "Expenses" and the Investment Option prospectuses.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period:

------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR     1 YEAR     3 YEARS      5 YEARS     10 YEARS
EXPENSE REIMBURSEMENTS OF...
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
3.78% (the maximum for Advantage and Valuemark IV)                                 $1,134       $2,107      $2,995        $5,274
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
0.26% (the minimum for Valuemark IV)                                                  785        1,084       1,326         2,137
------------------------------------------------------------------------------        811        1,160       1,455         2,402
0.51% (the minimum for Advantage)
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you do not make a full withdrawal:

------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR     1 YEAR     3 YEARS      5 YEARS     10 YEARS
EXPENSE REIMBURSEMENTS OF...
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
3.78% (the maximum for Advantage and Valuemark IV)                                   $534        1,597       2,655         5,274
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------
0.26% (the minimum for Valuemark IV)                                                  185          574         986         2,137
0.51%(the minimum for Advantage)                                                      211          650       1,115         2,402
------------------------------------------------------------------------------- ---------- ------------ ----------- -------------

See the Appendix for Accumulation Unit Values - Condensed Financial Information.

1. THE ADVANTAGE AND VALUEMARK IV VARIABLE ANNUITY CONTRACTS

This prospectus describes two variable deferred annuity contracts offered by Allianz Life of New York. The Valuemark IV Contract is no longer offered for sale. However, as an existing Contract Owner, you may make additional Purchase Payments to your Contract.



An annuity is a contract between you as the Contract Owner, and an insurance company (in this case Allianz Life of New York), where the insurance company promises to pay you (or someone else you choose-the payee) an income, in the form of Annuity Payments, beginning on a designated date that is at least 13 months (2 years for Valuemark IV) in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.


The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.


Your Investment Choices include Investment Options, and any available Fixed Account. The Contract is called a variable annuity because you can choose among the Investment Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than any available Fixed Account. However this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of any variable Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

The Contract may contain a Fixed Account option. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER


You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You may change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER


A Non-Qualified Contract can be owned by Joint Owners. Generally, any Joint Owner must be the spouse of the other Contract Owner. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.


ANNUITANT


The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For a Qualified Contract, there may be a requirement that the Owner be the Annuitant.


BENEFICIARY


The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.




ASSIGNMENT


An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.



2. ANNUITY PAYMENTS (THE PAYOUT PHASE)
-------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 13 months (2 years for Valuemark IV) after you buy the Contract. You can also choose among income plans. We call those Annuity Options.


If you do not select an Income Date at Contract Issue we will select one for you. Your Income Date is specified in your Contract. You may make an authorized request for a different Income Date after the Issue Date; however, any such request is subject to our approval. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday, or the maximum date permitted under applicable law. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. After the Income Date, you will not be able to make a transfer from a Fixed Annuity Option to a Variable Annuity Option, but you can do the reverse. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. Guaranteed fixed annuity payments are based on an interest rate of 2.5% per year and the mortality table specified in your Contract.


If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payment will depend upon three things:

1) the value of your Contract in the Investment Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Investment Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other Annuity Option to which we agree, prior to your Income Date. Prior to your Income Date, you may select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments. Upon the death of the Contract Owner, if different from the Annuitant, the Beneficiary will receive the Annuity Payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining (as of the date we receive proof of the death of the Annuitant and a payment election form) commuted as set forth in the Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining (as of the date we receive proof of the death of the Annuitant and a payment election form) commuted as set forth in the Contract.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.



3. PURCHASE
-------------------------------------------------------------------------------


PURCHASE PAYMENTS


A Purchase Payment is the money you put into the Contract during the Accumulation Phase. The minimum payment we will accept is $5,000 when the Advantage Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum cumulative amount we will accept without prior approval is $1 million, including amounts already invested in other Allianz Life of New York variable annuities. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. We may, at our sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.


This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.


AUTOMATIC INVESTMENT PLAN


The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by the AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under section 401 or 403(b) of the Internal Revenue Code.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in 10 investment options at any one time (which includes any of the Investment Options listed in section 4 and any available Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS


We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices you have selected.

ACCUMULATION UNITS


The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. The Contract Value in the subaccounts will go up or down depending upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.


Every business day we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and

2. multiplying it by one minus the daily amount of the total Separate Account charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.


We calculate the Separate Account Contract Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation units for each subaccount and then adding those results together.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each day.

EXAMPLE:


On Wednesday we receive an additional Purchase Payment of $3,000 from you. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Investment Option you chose is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units of that Investment Option.



4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------



The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions. For more information, see Transfers below.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY BEFORE INVESTING. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call either your registered representative or us (at the toll free number listed at the back of this prospectus). Copies of the Investment Option prospectuses will be sent to you with your Contract.


Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the Annual Operating Expenses of The Investment Options table in this prospectus. For more information about share classes, see the Investment Option Prospectuses. Generally, class 1 and initial shares of the Franklin Templeton and Dreyfus Investment Options are only available under the Valuemark IV Contract, which is no longer offered for sale, and class 2 and service shares are available in connection with the Advantage Contract. Class 2 and service shares of the Franklin Templeton and Dreyfus Investment Options have rule 12b-1 plan expenses.



The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option:

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -------------------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM                      USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                        X                                 Superior      At least 80% of assets in
                          AllianceBernstein                                             long-term     securities of companies
                          Technology Fund                                               growth of     involved with innovative
                                                                                        capital       technologies.
 ----------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers/                                                               consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen             Van Kampen Capital             X                              Stability of  Invests primarily in U.S
   o managed by Morgan    Preservation Portfolio                                        principal     Government securities,
     Stanley Asset                                                                      while earning securities issued, sponsored
     Management  Inc.                                                                   current       or guaranteed by a federal
     dba Van                                                                            income that   agency or federally sponsored
     Kampen/Dwight Asset                                                                exceeds money agency, investment grade
     Management Company                                                                 market        corporate bonds, mortgage and
                                                                                        rates         asset-backed securities,
                                                                                                      regardless of maturity, and to
                                                                                                      a limited extent, non-dollar
                                                                                                      denominated securities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in
                          Emerging Growth Fund                                          appreciation  portfolios of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life of New York. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.
  We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and in our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS


You can transfer money among the Investment Choices subject to certain restrictions. We currently allow you to make as many transfers as you want to each year. We may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Choice. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment adviser's or our judgment, an Investment Choice would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt fund management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Choice, regardless of their activity.


The following applies to any transfer:


1) The minimum amount which you can transfer is $1,000 or your entire value in the Investment Choices. This requirement is waived if the transfer is in connection with the dollar cost averaging program or flexible rebalancing which are described below.


2) We may choose not to allow you to make transfers during the free look/right to examine period.

3) Your request for a transfer must clearly state which Investment Choices are involved in the transfer.

4)  Your request for a transfer must clearly state how much the transfer is for.


5) We require a minimum time period between transfers involving the Van Kampen Capital Preservation Portfolio. If you make a transfer out of this Investment Option, you cannot transfer money to the USAZ Money Market Fund or any available Fixed Account option for 90 calendar days. This restriction does not prevent the application of new Purchase Payments to the USAZ Money Market Fund or a Fixed Account Option. It also does not apply to transfers under the DCA program or flexible balancing.

6)  You cannot make any transfers within 7 calendar days prior to your Income
    Date.

7) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

8) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

9) Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:

o   the requirement of a minimum time period between each transfer;

o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner; or

o   limiting the dollar amount that you may transfer at any one time; or

o   not accepting telephone or fax transfer instructions

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and/or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.

If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions subject to the guarantees described above and subject to applicable state law at any time without prior notice to any party.

Certain Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. You should review the Investment Option prospectuses regarding any applicable transfer restrictions.

An allocation to the Van Kampen Capital Preservation Portfolio is subject to certain trading restrictions. In the event that you make an allocation to the Van Kampen Capital Preservation Portfolio and subsequently transfer Contract Value from that option, you cannot transfer money to the USAZ Money Market Fund or to any available Fixed Account Investment Choice for a period of ninety (90) calendar days. We will not accept transfer instructions that are contrary to these trading restrictions and will notify you if we are unable to process your request. These trading restrictions will not affect your ability to make full or partial withdrawals (as opposed to transfers) from the USAZ Money Market Fund, the Van Kampen Capital Preservation Portfolio, or a Fixed Account Investment Choice. These restrictions also do not prevent the application of new Purchase Payments to the USAZ Money Market Fund or a Fixed Account Investment Choice, and they do not apply to DCA or flexible balancing transfers.


TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either one of you. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape records all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future.

Please note that telephone, fax, and/or electronic communications may not always be available. Any telephone, fax, and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to the USAllianz Service Center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract owners, and generally are not compatible with the long-range goals of Contract owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all Contract Owners and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract owners.


DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options.

The Investment Choice you transfer from may not be the Investment Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


You must participate in the program for at least six months (or two quarters) and you must have a $1,500 minimum allocation to participate in the program. Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by us.


All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1)  the number of desired transfers has been made;

2) you do not have enough money in the Investment Option(s) to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); or

4)  the Contract is terminated.


If you currently participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee and you will not be charged additional fees for participating in this program. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.


FLEXIBLE REBALANCING


You may choose to have us rebalance you account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account Investment Choices, if available, are not part of the flexible rebalancing program. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in the flexible rebalancing program, the transfers made under the program are not currently taken into account in determining any transfer fee, and you will not be charged additional fees for participation in this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal from the value of your Contract to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.


We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES


Allianz Life of New York is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life of New York owns on its own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.



5. THE FIXED ACCOUNT
--------------------------------------------------------------------------------


We may change the terms of the Fixed Account in the future. Please contact us for the most current terms.

Any amounts that you allocate to an available Fixed Account Investment Choice or a fixed Annuity Payment become part of the Fixed Account, which is part of our general account. The general account consists of all of our assets other than those in our Separate Accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our Separate Accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the Fixed Account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.



6. EXPENSES
-------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are listed below:


SEPARATE ACCOUNT EXPENSES

Each business day during the Accumulation Phase, we make a deduction from your Separate Account Assets for M&E Charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The Separate Account expense consists of:


1) the mortality and expense risk charge, and

2) the administrative charge.


MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily assets invested in a subaccount. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract. For example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The amount of the mortality and expense risk charge is less during the Payout Phase because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.



If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the contract.



ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option. We deduct this charge during both the Accumulation and Payout Phases. This charge, together with the contract maintenance charge which is explained below, is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


CONTRACT MAINTENANCE CHARGE


On each Contract anniversary, we deduct $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Choices in which you are invested. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, we will not deduct this charge. If you own more than one Valuemark IV or Advantage Contract offered under this prospectus, we will determine the total value of all your Valuemark IV or Advantage Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-individual person (e.g., a qualified plan or a trust), we will look to the Annuitant to determine if we will assess the charge.


If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.


WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven years before the withdrawal. The withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may also be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments under the free withdrawal privilege and do not assess a withdrawal charge on these payments.

2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that are nine or more years old). We do not assess a withdrawal charge on these Purchase Payments.

3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.


We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

      NUMBER OF COMPLETE
    YEARS SINCE RECEIPT OF
       PURCHASE PAYMENT                CHARGE

               0                         6%
               1                         6%
               2                         6%
               3                         5%
               4                         4%
               5                         3%
               6                         2%
        7 years or more                  0%

However, after we have had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of withdrawal. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices. We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


FREE WITHDRAWAL AMOUNT - Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no withdrawal charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the withdrawal charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See section 7, Access to Your Money, for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.


WAIVER OF WITHDRAWAL CHARGE


Under certain circumstances, after the first year, we will permit you to take your money out of the Contract without deducting the withdrawal charge if you or your Joint Owner become totally disabled for at least 90 consecutive days. If the Contract is owned by a non-individual, we will look to the Annuitant for this benefit.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


We will reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expenses. For example: if there is a large group of individuals that will be purchasing the Contract or if the prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. Any circumstances resulting in reduction or elimination of the withdrawal charge requires prior approval of Allianz Life of New York.


TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 (or 2% of the amount transferred, if less) for each additional transfer. The transfer fee will be deducted from the Investment Choice from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will currently not count toward the limitation on transfers in determining the transfer fee.

PREMIUM TAXES

Premium taxes are not generally applicable to your contract since they are not currently assessed in the state of New York. However, we reserve the right to make a deduction from the value of the Contract if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) which are described in the Annual Operating Expenses of The Investment Options table in this prospectus and the Investment Option prospectuses.


7. TAXES
-------------------------------------------------------------------------------


NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following sections).


If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. We currently issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
        (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

o QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the issue date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator to act on its behalf. The plan is responsible for all tax reporting.

Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity Contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


You, as the Owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the payee has received all of the Purchase Payment are fully included in income.

If the value of your Contract exceeds your Purchase Payment, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS

The Internal Revenue Service has issued new final and proposed regulations regarding required distributions from tax qualified retirement plans. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1)   distributions made on or after the date you reach age 59 1/2;

2) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9) for TSA or 403(b) Contracts, distributions made to an employee after separation from service after age 55, and

10) distributions made to an alternate payee pursuant to a qualified domestic order (does not apply to an IRA).

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the Annuitant or the joint lives or life expectancies of the Annuitant and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under 403(b) plans.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life of New York would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.


8. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

1) by making a withdrawal or liquidation;

2) by receiving Annuity Payments; or

3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See section 5, Expenses for a discussion of the charges.)


Any partial withdrawal must be for at least $500. Unless you instruct us otherwise, a partial withdrawal will be made pro-rata from all the Investment Choices you selected if there is sufficient value for the withdrawal. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED. (SEE
SECTION 7, TAXES).

SYSTEMATIC WITHDRAWAL PROGRAM


If the value of your Contract is at least $25,000, we offer a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without us deducting a withdrawal charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the withdrawal charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the withdrawal charge and the 15% free withdrawal amount, see section 5, Expenses. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM


If you own a Contract that is an individual Retirement Annuity (IRA), you may elect the Minimum Distribution Program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, we will make payments to you on a monthly or quarterly basis. The payments will not be subject to the withdrawal charge and will be instead of the 15% free withdrawal amount. Additional partial withdrawals will be subject to any applicable withdrawal charge. Minimum distribution is not currently supported for 403(b) Contracts. However, this may change in the future.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


9. PERFORMANCE
--------------------------------------------------------------------------------



We periodically advertise performance of the divisions of the Separate Account (also known as subaccounts). We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the Separate Account charges, contract maintenance charge, withdrawal charges and the expenses of the Investment Options.


We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized.


Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, we have prepared performance information that can be found in the SAI. This performance information may date from the inception date of the Investment Options, which generally will pre-date the initial offering date of the Contracts. Performance has been adjusted to reflect certain Contract expenses. Performance information for the Investment Options without Contract charges and expenses may also be advertised; see the Investment Option prospectuses for more information.


We may in the future also advertise yield information. If we do, we will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Investment Options.


10. DEATH BENEFIT
------------------------------------------------------------------------------


UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. The amount of the death benefit is:


I.  CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

1) The current value of your Contract, less any taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

      A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

      o payments you have made,

      o less any money you have taken out,

      o less any applicable charges paid on money taken out.

      B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

           (a) Purchase Payments

             o payments you have made,

             o less any money you have taken out,

             o less any applicable charges paid on money taken out.

           (b) Highest Anniversary Value

             Where an Anniversary Value is equal to:

             o value of the Contract on a Contract anniversary,

             o plus any payments made since that Contract anniversary,

             o less any money you have taken out since that anniversary, o less any applicable charges paid on money taken out since that anniversary,

      C. After your 81st birthday, the following guaranteed minimum death benefit will apply: your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

         o plus any payments you have made since then,

         o less any money you have taken out since then,

         o less any applicable charges paid on money taken out since then.

II.      CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

    The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

III. ADDITIONAL PROVISIONS


If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. Any premium taxes owed are deducted from the death benefit amount. If the Contract is owned by a non-individual, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be the Beneficiary.


A Beneficiary may request that the death benefit be paid in one of the following ways: 1) payment of the entire death benefit within 5 years of the date of death; or 2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death; 3) If the sole Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value; 4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If the beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT


If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust), then we will treat the death of the Annuitant as the death of the Contract Owner, and a new Annuitant may not be named.


If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


11. OTHER INFORMATION
-------------------------------------------------------------------------------



ALLIANZ LIFE OF NEW YORK

Allianz Life Insurance Company of New York, formerly Preferred Life Insurance Company of New York, 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. We offer annuities and group life, group accident and health insurance and variable annuity products. We are licensed to do business in six states, including New York and the District of Columbia. We are a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.


THE SEPARATE ACCOUNT


We established Allianz Life of NY Variable Account C (the Separate Account), formerly Preferred Life Variable Account C, under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other Separate Accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.


DISTRIBUTION


Our affiliate, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the NASD. More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.


Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, we may also periodically pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker/dealer and/or reimburse the broker/dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

The New York Insurance Department permits compensation based on the assets in your Contract. We may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker/dealers if there is a recision of the Contract within the Free-Look period.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Advantage Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION


Allianz Life of New York has hired Delaware Valley Financial Services, Inc.
(DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz Life of New York or an affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.



FINANCIAL STATEMENTS


The financial statements of Allianz Life of New York and the Separate Account have been included in the Statement of Additional Information.

12. Glossary
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. The Annuitant may be required to be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.

ANNUITY PAYMENTS - payments made by us to the payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

CONTRACT - The deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT OWNER - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners. Any JOINT OWNER must be the spouse of the other Contract Owner.

FIXED ACCOUNT - part of our general account. The general account consists of all of our assets other than those in our variable Separate Accounts. We have complete ownership and control of all of these assets.

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.



13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                  Page

Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal Charge............................   2
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   4
       Performance Information...................   5
Federal Tax Status...............................  14
       General...................................  14
       Diversification...........................  14
       Multiple Contracts........................  15
       Contracts Owned by Other Than
           Natural Persons.......................  15
       Assignments, Pledges and
           Gratuitous Transfers..................  15
       Death Benefits............................  16
       Income Tax Withholding....................  16
       Required Distributions....................  16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  17
       Qualified Contracts.......................  17
       Tax Treatment of Distributions -
           Qualified Contracts...................  19
Annuity Provisions...............................  20
       Fixed Annuity Payout......................  20
       Variable Annuity Payout...................  20
       Annuity Unit Value........................  20
Mortality and Expense Risk Guarantee.............  21
Financial Statements.............................  21

14. Privacy Notice
--------------------------------------------------------------------------------
A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2003)

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of New York. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with the law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms; examples are: your name; address; and date of birth;

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;

o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

o TO OUR SERVICE PROVIDERS--such as persons who: collect premiums; investigate claims; and administer benefits;

o AS PERMITTED BY LAW--examples are: to government regulators; to law enforcement agencies; and related to court orders;

o OTHER CIRCUMSTANCES--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

o If we become aware that any of your information is incorrect, we will make an effort to correct it.

o We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.

o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS: (IN ADDITION TO THE ABOVE PROVISIONS):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life of New York.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS: (IN ADDITION TO THE ABOVE PROVISIONS):

o You are entitled to receive, upon request to Allianz Life of New York, a record of any subsequent disclosures of medical record information made by Allianz Life of New York, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2. The date of the receipt or examination; and

     3. To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE OF NEW YORK CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
152 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
212-586-7733




                                                       Privacy Notice (R-2/2003)

APPENDIX - Condensed financial information
--------------------------------------------------------------------------------



The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information (SAI).

The tables below include Accumulation Unit values for the periods indicated. Chart A reflects Accumulation Unit information for the Advantage Contract and Chart B reflects Accumulation Unit information for the Valuemark IV Contract.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the SAI.


CHART A - ADVANTAGE CONTRACT

(NUMBER OF UNITS IN THOUSANDS)


                                                              YEAR OR PERIOD            INCEPTION
                                                                      ENDED           (1/22/01) TO
INVESTMENT OPTIONS:                                            DEC. 31, 2002           DEC. 31, 2001

USAZ AIM BASIC VALUE
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $7.560                   NA
Number of units outstanding at end of period                               5                   NA

USAZ AIM BLUE CHIP
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.011                   NA
Number of units outstanding at end of period                               0                   NA

USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $7.544                   NA
Number of units outstanding at end of period                               5                   NA

USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.079                   NA
Number of units outstanding at end of period                               1                   NA

USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME
Unit value at beginning of period                                    $10.441                   NA
Unit value at end of period                                           $7.800              $10.441
Number of units outstanding at end of period                              20                    3

USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH
Unit value at beginning of period                                    $10.525                   NA
Unit value at end of period                                           $7.185              $10.525
Number of units outstanding at end of period                               5                    0

USAZ ALLIANCEBERNSTEIN TECHNOLOGY
Unit value at beginning of period                                    $10.744                   NA
Unit value at end of period                                           $6.231              $10.744
Number of units outstanding at end of period                               2                    0

DAVIS VA FINANCIAL PORTFOLIO
Unit value at beginning of period                                    $11.750                   NA
Unit value at end of period                                           $9.627              $11.750
Number of units outstanding at end of period                               7                    1

DAVIS VA VALUE PORTFOLIO
Unit value at beginning of period                                     $9.631                   NA
Unit value at end of period                                           $7.946               $9.631
Number of units outstanding at end of period                              33                   27

DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $7.599                   NA
Number of units outstanding at end of period                               1                   NA

DREYFUS STOCK INDEX
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.154                   NA
Number of units outstanding at end of period                               5                   NA

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                                    $17.665                   NA
Unit value at end of period                                          $11.569              $17.665
Number of units outstanding at end of period                               2                    1

FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                                    $28.853                   NA
Unit value at end of period                                          $23.959              $28.853
Number of units outstanding at end of period                              13                    5

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                                    $28.058                   NA
Unit value at end of period                                          $27.475              $28.058
Number of units outstanding at end of period                              36                   15

FRANKLIN HIGH INCOME
Unit value at beginning of period                                    $18.120                   NA
Unit value at end of period                                          $16.074              $18.120
Number of units outstanding at end of period                              20                    0

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                                    $18.209                   NA
Unit value at end of period                                          $13.780              $18.209
Number of units outstanding at end of period                               4                    4

FRANKLIN REAL ESTATE
Unit value at beginning of period                                    $29.116                   NA
Unit value at end of period                                          $29.280              $29.116
Number of units outstanding at end of period                               8                    0

FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                                    $24.814                   NA
Unit value at end of period                                          $24.060              $24.814
Number of units outstanding at end of period                              33                   12

FRANKLIN SMALL CAP
Unit value at beginning of period                                    $19.747                   NA
Unit value at end of period                                          $13.874              $19.747
Number of units outstanding at end of period                              18                    3

FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period                                    $10.638                   NA
Unit value at end of period                                           $9.510              $10.638
Number of units outstanding at end of period                               5                    1

FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                                    $21.317                   NA
Unit value at end of period                                          $23.054              $21.317
Number of units outstanding at end of period                              66                   32

FRANKLIN ZERO COUPON 2005
Unit value at beginning of period                                    $27.351                   NA
Unit value at end of period                                          $29.669              $27.351
Number of units outstanding at end of period                               2                    0

FRANKLIN ZERO COUPON 2010
Unit value at beginning of period                                    $29.125                   NA
Unit value at end of period                                          $34.462              $29.125
Number of units outstanding at end of period                              14                    0

MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                                    $14.617                   NA
Unit value at end of period $                                        $13.047              $14.617
Number of units outstanding at end of period                               4                    1

MUTUAL SHARES SECURITIES
Unit value at beginning of period                                    $15.555                   NA
Unit value at end of period                                          $13.515              $15.555
Number of units outstanding at end of period                              21                    3

TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                                     $7.586                   NA
Unit value at end of period                                           $7.463               $7.586
Number of units outstanding at end of period                               1                    0

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                                    $17.645                   NA
Unit value at end of period                                          $14.157              $17.645
Number of units outstanding at end of period                              15                    4

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                                    $18.790                   NA
Unit value at end of period                                          $15.090              $18.790
Number of units outstanding at end of period                              12                    1

USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period                                    $10.225                   NA
Unit value at end of period                                           $8.674              $10.225
Number of units outstanding at end of period                               0                    0

JENNISON 20/20 FOCUS
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.189                   NA
Number of units outstanding at end of period                               1                   NA

SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period                                     $5.356                   NA
Unit value at end of period                                           $4.072               $5.356
Number of units outstanding at end of period                               2                    0

SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                                     $6.599                   NA
Unit value at end of period                                           $4.842               $6.599
Number of units outstanding at end of period                               1                    1

OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                                     $8.986                   NA
Unit value at end of period                                           $6.894               $8.986
Number of units outstanding at end of period                              21                    6

OPPENHEIMER HIGH INCOME
Unit value at beginning of period                                     $9.566                   NA
Unit value at end of period                                           $9.199               $9.566
Number of units outstanding at end of period                              29                    1

OPPENHEIMER MAIN STREET
Unit value at beginning of period                                     $8.330                   NA
Unit value at end of period                                           $6.664               $8.330
Number of units outstanding at end of period                              48                   16

USAZ OPPENHEIMER EMERGING GROWTH
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.009                   NA
Number of units outstanding at end of period                               0                   NA

PIMCO VIT HIGH YIELD
Unit value at beginning of period                                     $9.559                   NA
Unit value at end of period                                           $9.303               $9.559
Number of units outstanding at end of period                              37                    0

PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                                     $8.252                   NA
Unit value at end of period                                           $6.486               $8.252
Number of units outstanding at end of period                               3                    1

PIMCO VIT TOTAL RETURN
Unit value at beginning of period                                    $11.389                   NA
Unit value at end of period                                          $12.239              $11.389
Number of units outstanding at end of period                              81                    2

USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period                                    $10.139                   NA
Unit value at end of period                                           $8.103              $10.139
Number of units outstanding at end of period                               4                    0

USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period                                    $10.994                   NA
Unit value at end of period                                           $8.115              $10.994
Number of units outstanding at end of period                              22                    3

USAZ PIMCO PEA VALUE
Unit value at beginning of period                                    $10.936                   NA
Unit value at end of period                                           $8.091              $10.936
Number of units outstanding at end of period                               5                    0

SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period                                    $16.623                   NA
Unit value at end of period                                          $13.861              $16.623
Number of units outstanding at end of period                               8                    1

USAZ MONEY MARKET
Unit value at beginning of period                                    $10.561                   NA
Unit value at end of period                                          $10.493              $10.561
Number of units outstanding at end of period                              78                   86

USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period                                     $8.019                   NA
Unit value at end of period                                           $5.345               $8.019
Number of units outstanding at end of period                               9                    1

USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period                                     $9.325                   NA
Unit value at end of period                                           $7.376               $9.325
Number of units outstanding at end of period                              14                    2

USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period                                     $9.128                   NA
Unit value at end of period                                           $6.087               $9.128
Number of units outstanding at end of period                              12                    0

USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period                                     $9.662                   NA
Unit value at end of period                                           $8.119               $9.662
Number of units outstanding at end of period                               8                    1

USAZ VAN KAMPEN GROWTH
Unit value at beginning of period                                     $9.514                   NA
Unit value at end of period                                           $7.101               $9.514
Number of units outstanding at end of period                              14                    0


The PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van
Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise
Fund commenced operations under this Contract as of May 1, 2003, therefore no Accumulation Units are shown for these Investment Options.



CHART B - VALUEMARK IV CONTRACT

(NUMBER OF UNITS IN THOUSANDS)
                                                                                                                         PERIOD FROM
                                                         YEAR OR PERIOD YEAR OR PERIOD YEAR OR PERIOD  YEAR OR PERIOD      INCEPTION
                                                                  ENDED          ENDED          ENDED           ENDED   (8/17/98) TO
INVESTMENT OPTIONS:                                       DEC. 31, 2002   DEC 31, 2001   DEC 31, 2000   DEC. 31, 1999  DEC. 31, 1998
------------------------------------------------------------------------------------------------------------

USAZ AIM BASIC VALUE
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $7.560             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

USAZ AIM BLUE CHIP
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $8.011             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $7.544             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $8.079             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME
Unit value at beginning of period                               $10.441             NA             NA              NA             NA
Unit value at end of period                                      $7.800        $10.441             NA              NA             NA
Number of units outstanding at end of period                          3              1             NA              NA             NA

USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH
Unit value at beginning of period                               $10.525             NA             NA              NA             NA
Unit value at end of period                                      $7.185        $10.525             NA              NA             NA
Number of units outstanding at end of period                          1              1             NA              NA             NA

USAZ ALLIANCEBERNSTEIN TECHNOLOGY
Unit value at beginning of period                               $10.744             NA             NA              NA             NA
Unit value at end of period                                      $6.231        $10.744             NA              NA             NA
Number of units outstanding at end of period                          1              1             NA              NA             NA

DAVIS VA FINANCIAL
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $9.627             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

DAVIS VA VALUE
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $7.946             NA             NA              NA             NA
Number of units outstanding at end of period                          2             NA             NA              NA             NA

DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $7.599             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

DREYFUS STOCK INDEX
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $8.169             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA


FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                               $17.788        $25.518        $38.572         $28.082        $25.635
Unit value at end of period                                     $11.692        $17.788        $25.518         $38.572        $28.082
Number of units outstanding at end of period                         35             41             40              21              2

FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                               $29.053        $30.099        $25.891         $25.993        $24.354
Unit value at end of period                                     $24.179        $29.053        $30.099         $25.891        $25.993
Number of units outstanding at end of period                         55             70             75              74             17

FRANKLIN HIGH INCOME
Unit value at beginning of period                               $18.220        $17.739        $20.695         $21.020        $21.141
Unit value at end of period                                     $16.236        $18.220        $17.739         $20.695        $21.020
Number of units outstanding at end of period                         46             54             61              63             25

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                               $28.273        $28.421        $24.084         $24.898        $24.864
Unit value at end of period                                     $27.751        $28.273        $28.421         $24.084        $24.898
Number of units outstanding at end of period                         38             40             44              56             14

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                               $18.356        $20.997        $20.152         $15.537        $13.110
Unit value at end of period                                     $13.936        $18.356        $20.997         $20.152        $15.537
Number of units outstanding at end of period                        116            129            135              73             17

FRANKLIN REAL ESTATE
Unit value at beginning of period                               $29.340        $27.529        $21.176         $22.901        $27.944
Unit value at end of period                                     $29.556        $29.340        $27.529         $21.176        $22.901
Number of units outstanding at end of period                          4              4              4               4              1

FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                               $25.041        $22.317        $18.712         $21.034        $19.968
Unit value at end of period                                     $24.345        $25.041        $22.317         $18.712        $21.034
Number of units outstanding at end of period                         83             84             86              73             17

FRANKLIN SMALL CAP
Unit value at beginning of period                               $19.898        $23.767        $28.247         $14.558        $14.923
Unit value at end of period                                     $14.013        $19.898        $23.767         $28.247        $14.558
Number of units outstanding at end of period                         66             58             56              28              9

FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period                               $10.722         $9.530         $7.724          $7.713        $10.000
Unit value at end of period                                      $9.608        $10.722         $9.530          $7.724        $ 7.713
Number of units outstanding at end of period                         59             59             51              54             22

FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                               $21.843        $20.264        $18.394         $18.847        $17.805
Unit value at end of period                                     $23.300        $21.483        $20.264         $18.394        $18.847
Number of units outstanding at end of period                         57             66             68             125             28

FRANKLIN ZERO COUPON-2005
Unit value at beginning of period                               $27.353        $25.489        $22.983         $24.786        $22.357
Unit value at end of period                                     $29.672        $27.353        $25.489         $22.983        $24.786
Number of units outstanding at end of period                          4              5              4               4              2

FRANKLIN ZERO COUPON-2010
Unit value at beginning of period                               $29.123        $27.989        $23.929         $27.674        $24.544
Unit value at end of period                                     $34.460        $29.123        $27.989         $23.929        $27.674
Number of units outstanding at end of period                          5              6              7               7              3

MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                               $14.703        $14.867        $13.662         $11.205        $11.971
Unit value at end of period                                     $13.173        $14.703        $14.867         $13.662         11.205
Number of units outstanding at end of period                         53             51             44              38             17

MUTUAL SHARES SECURITIES
Unit value at beginning of period                               $15.620        $14.776        $13.199         $11.814        $11.981
Unit value at end of period                                     $13.609        $15.620        $14.776         $13.199        $11.814
Number of units outstanding at end of period                        130            162            170             144             38

TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                                $7.626         $8.421        $12.125          $7.958        $10.305
Unit value at end of period                                      $7.516         $7.626         $8.421         $12.125         $7.958
Number of units outstanding at end of period                         20             21             23              10              5

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                               $17.772        $21.413        $22.858         $18.322        $17.617
Unit value at end of period                                     $14.287        $17.772        $21.413         $22.858        $18.322
Number of units outstanding at end of period                         17             15             30              16              8

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                               $18.933        $19.410        $19.364         $16.238        $15.124
Unit value at end of period                                     $15.236        $18.933        $19.410         $19.364        $16.238
Number of units outstanding at end of period                         72            105            107              91             10


USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period                               $10.225             NA             NA              NA             NA
Unit value at end of period                                      $8.674        $10.225             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA

JENNISON 20/20 FOCUS
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $8.189             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA


SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period                                $5.356         $8.485        $10.000              NA             NA
Unit value at end of period                                      $4.072         $5.356         $8.485              NA             NA
Number of units outstanding at end of period                          1              00                            NA             NA

SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                                $6.599         $7.949        $10.000              NA             NA
Unit value at end of period                                      $4.842         $6.599         $7.949              NA             NA
Number of units outstanding at end of period                         21             21              0              NA             NA

OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $6.894             NA             NA              NA             NA
Number of units outstanding at end of period                          3             NA             NA              NA             NA

OPPENHEIMER HIGH INCOME
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $9.199             NA             NA              NA             NA
Number of units outstanding at end of period                          1             NA             NA              NA             NA

OPPENHEIMER MAIN STREET
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $6.664             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

USAZ OPPENHAIMER EMERGING GROWTH
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                      $8.009             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA


PIMCO VIT HIGH YIELD
Unit value at beginning of period                                $9.559             NA             NA              NA             NA
Unit value at end of period                                      $9.303         $9.559             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA

PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                                $8.252             NA             NA              NA             NA
Unit value at end of period                                      $6.486         $8.252             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA

PIMCO VIT TOTAL RETURN
Unit value at beginning of period                               $11.389             NA             NA              NA             NA
Unit value at end of period                                     $12.239        $11.389             NA              NA             NA
Number of units outstanding at end of period                          4              0             NA              NA             NA

USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period                               $10.139             NA             NA              NA             NA
Unit value at end of period                                      $8.103        $10.139             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA

USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period                               $10.994             NA             NA              NA             NA
Unit value at end of period                                      $8.115        $10.994             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA

USAZ PIMCO PEA VALUE
Unit value at beginning of period                               $10.936             NA             NA              NA             NA
Unit value at end of period                                      $8.091        $10.936             NA              NA             NA
Number of units outstanding at end of period                          2              1             NA              NA             NA

SELIGMAN SMALL CAP VALUE
Unit value at beginning of period                                    NA             NA             NA              NA             NA
Unit value at end of period                                     $13.861             NA             NA              NA             NA
Number of units outstanding at end of period                          0             NA             NA              NA             NA

USAZ MONEY MARKET
Unit value at beginning of period                               $10.561             NA             NA              NA             NA
Unit value at end of period                                     $10.493        $10.561             NA              NA             NA
Number of units outstanding at end of period                          2              2             NA              NA             NA

USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period                                $8.019             NA             NA              NA             NA
Unit value at end of period                                      $5.345         $8.019             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA

USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period                                $9.325             NA             NA              NA             NA
Unit value at end of period                                      $7.376         $9.325             NA              NA             NA
Number of units outstanding at end of period                          1              0             NA              NA             NA

USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period                                $9.128             NA             NA              NA             NA
Unit value at end of period                                      $6.087         $9.128             NA              NA             NA
Number of units outstanding at end of period                          3              0             NA              NA             NA

USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period                                $9.662             NA             NA              NA             NA
Unit value at end of period                                      $8.119         $9.662             NA              NA             NA
Number of units outstanding at end of period                          1              0             NA              NA             NA

USAZ VAN KAMPEN GROWTH
Unit value at beginning of period                                $9.514             NA             NA              NA             NA
Unit value at end of period                                      $7.101         $9.514             NA              NA             NA
Number of units outstanding at end of period                          0              0             NA              NA             NA



The PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van
Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise
Fund commenced operations under this Contract as of May 1, 2003, therefore no Accumulation Units are shown for these Investment Options.


A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102


You can contact us at:
     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     152 West 57th Street, 18th Floor,
       New York, New York 10019
     1-800-624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 1-800-624-0197



                                     PART B

                      SUPPLEMENT DATED ___________________
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    USALLIANZ ADVANTAGE(TM) VARIABLE ANNUITY
                           DATED ____________________

                                    ISSUED BY
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


This supplement updates information contained in the Statement of Additional Information (SAI) and should be attached to the SAI and retained for future reference.

In the "Performance Information" section of the SAI, the following performance tables are added to reflect the mortality and expense risk charge of 1.79% for Advantage Contracts with the Guaranteed Minimum Income Benefit (GMIB).


ADVANTAGE ACTUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002 (CONTRACT
WITH GMIB)

                                                         COLUMN I                                   COLUMN II
-----------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION      ONE     THREE    FIVE    TEN     SINCE     ONE     THREE   FIVE     TEN    SINCE
INVESTMENT OPTION                    DATE         YEAR    YEAR     YEAR   YEAR   INCEPTION  YEAR     YEAR    YEAR    YEAR INCEPTION
                                                    %       %        %      %        %        %        %       %       %        %
-----------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                  5/1/2002
USAZ AIM Blue Chip                    5/1/2002
USAZ AIM Dent Demograpic Trend        5/1/2002
USAZ AIM International Equity         5/1/2002
USAZ AllianceBernstein Growth and    11/5/2001
Income
USAZ AllianceBernstein Large Cap     11/5/2001
Growth
USAZ AllianceBernstein Technology    11/5/2001
Davis VA Financial                   1/22/2001
Davis VA Value                       1/22/2001
Dreyfus IP Small Cap Stock            5/1/2002
Index-Service Shares
Dreyfus Stock Index-Service Shares    5/1/2002
Franklin Global Communications       1/24/1989
Securities - Class 21,2
Franklin Growth and Income           1/24/1989
Securities - Class 21,2
Franklin High Income - Class 21,2    1/24/1989
Franklin Income Securities - Class   1/24/1989
21,2
Franklin Large Cap Growth             5/1/1996
Securities - Class 21,2
Franklin Real Estate - Class 21,2    1/24/1989
Franklin Rising Dividends            1/27/1992
Securities - Class 21,2
Franklin Small Cap - Class 21,2      11/1/1995
Franklin Small Cap Value Securities   5/1/1998
- Class 21,2
Franklin U.S. Government - Class 22  3/14/1989
Franklin Zero Coupon 2005 - Class 1  3/14/1989
Franklin Zero Coupon 2010 - Class 1  3/14/1989
Mutual Discovery Securities - Class  11/8/1996
21,2
Mutual Shares Securities - Class     11/8/1996
21,2
Templeton Developing Markets         3/04/1996
Securities - Class 21,2,3
Templeton Foreign Securities -       5/1/1992
Class 21,2,4
Templeton Growth Securities          3/15/1994
USAZ Templeton Developed Markets     11/5/2001
Jennison 20/20 Focus                  5/1/2002
SP Jennison International Growth    12/15/2000
SP Strategic Partners Focused       12/15/2000
Growth
Oppenheimer Global Securities/VA     1/22/2001
Oppenheimer High Income/VA           1/22/2001
Oppenheimer Main Street/VA           1/22/2001
USAZ Oppenheimer Emerging Growth      5/1/2002
PIMCO VIT High Yield - Admin.        1/22/2001
Class PIMCO VIT StocksPLUS Growth and 1/22/2001
 Income
PIMCO VIT Total Return - Admin.      1/22/2001
 Class
USAZ PIMCO PEA Growth and Income     11/5/2001
USAZ PIMCO PEA Renaissance           11/5/2001
USAZ PIMCO PEA Value                 11/5/2001
Seligman Small-Cap Value - Class 1    1/22/2001
USAZ Money Market                     1/22/2001
USAZ Van Kampen Aggressive Growth     5/1/2001
USAZ Van Kampen Comstock              5/1/2001
USAZ Van Kampen Emerging Growth       5/1/2001
USAZ Van Kampen Growth and Income     5/1/2001
USAZ Van Kampen Growth                5/1/2001
------------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.


ADVANTAGE HYPOTHETICAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002 (CONTRACT WITH GMIB)

                                                         COLUMN I                                   COLUMN II
-----------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION      ONE     THREE    FIVE    TEN     SINCE     ONE     THREE   FIVE     TEN    SINCE
INVESTMENT OPTION                    DATE         YEAR    YEAR     YEAR   YEAR   INCEPTION  YEAR     YEAR    YEAR    YEAR INCEPTION
                                                    %       %        %      %        %        %        %       %       %        %
-----------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                 5/1/2002
USAZ AIM Blue Chip                   5/1/2002
USAZ AIM Dent Demograpic Trend       5/1/2002
 USAZ AIM International Equity       5/1/2002
USAZ AllianceBernstein Growth and   11/5/2001
Income
USAZ AllianceBernstein Large Cap    11/5/2001
Growth
USAZ AllianceBernstein Technology   11/5/2001
Davis VA Financial                   7/1/1999
Davis VA Value                       7/1/1999
Dreyfus IP Small Cap Stock           5/1/2002
Index-Service Shares
Dreyfus Stock Index-Service Shares  12/29/2000
Franklin Global Communications      1/24/1989
Securities - Class 21,2
Franklin Growth and Income          1/24/1989
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989
Franklin Income Securities - Class  1/24/1989
21,2
Franklin Large Cap Growth            5/1/1996
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989
Franklin Rising Dividends           1/27/1992
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995
Franklin Small Cap Value             5/1/1998
Securities - Class 21,2
Franklin U.S. Government - Class 22 3/14/1989
Franklin Zero Coupon 2005 - Class 1 3/14/1989
Franklin Zero Coupon 2010 - Class 1 3/14/1989
Mutual Discovery Securities -       11/8/1996
Class 21,2
Mutual Shares Securities - Class    11/8/1996
21,2
Templeton Developing Markets        3/04/1996
Securities - Class 21,2,3
Templeton Foreign Securities-Class   5/1/1992
21,2,4
Templeton Growth Securities          3/15/1994
USAZ Templeton Developed Markets     11/5/2001
Jennison 20/20 Focus                12/15/2000
SP Jennison International Growth    12/15/2000
SP Strategic Partners Focused       12/15/2000
Growth
Oppenheimer Global Securities/VA    11/12/1990
Oppenheimer High Income/VA           4/30/1986
Oppenheimer Main Street/VA            7/5/1995
USAZ Oppenheimer Emerging Growth      5/1/2002
PIMCO VIT High Yield - Admin.        4/30/1998
Class PIMCO VIT StocksPLUS Growth and  1/22/01
 Income
PIMCO VIT Total Return - Admin.     12/31/1997
 Class
USAZ PIMCO PEA Growth and Income     11/5/2001
USAZ PIMCO PEA Renaissance           11/5/2001
USAZ PIMCO PEA Value                 11/5/2001
Seligman Small-Cap Value - Class 1    5/1/1998
USAZ Money Market                     2/1/2000
USAZ Van Kampen Aggressive Growth     5/1/2001
USAZ Van Kampen Comstock              5/1/2001
USAZ Van Kampen Emerging Growth       5/1/2001
USAZ Van Kampen Growth and Income     5/1/2001
USAZ Van Kampen Growth                5/1/2001
-----------------------------------------------------------------------------------------------------------------------------------

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.



                       STATEMENT OF ADDITIONAL INFORMATION


                      USALLIANZ ADVANTAGE AND VALUEMARK IV
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
          ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (THE SEPARATE ACCOUNT)
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   MAY 1, 2003


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT, WHICH IS DATED THE SAME DATE AS THIS SAI. DEFINITIONS OF CAPITALIZED TERMS CAN BE FOUND IN THE INDEX OF TERMS IN THE PROSPECTUS. THE PROSPECTUS IS INCORPORATED IN THIS SAI BY REFERENCE.

THE PROSPECTUS FOR THE CONTRACT CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE CONTRACT PROSPECTUS, CALL OR WRITE US AT:

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                        152 WEST 57th STREET, 18th FLOOR
                               NEW YORK, NY 10019
                                 (800) 624-0197


Table of Contents
--------------------------------------------------------------------------------

                                                    Page

Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal Charge............................   2
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   4
       Performance Information...................   5
Federal Tax Status...............................  14
       General...................................  14
       Diversification...........................  14
       Multiple Contracts........................  15
       Contracts Owned by Other Than
           Natural Persons.......................  15
       Assignments, Pledges and
           Gratuitous Transfers..................  15
       Death Benefits............................  16
       Income Tax Withholding....................  16
       Required Distributions....................  16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  17
       Qualified Contracts.......................  17
       Tax Treatment of Distributions -
           Qualified Contracts...................  19
Annuity Provisions...............................  20
       Fixed Annuity Payout......................  20
       Variable Annuity Payout...................  20
       Annuity Unit Value........................  20
Mortality and Expense Risk Guarantee.............  21
Financial Statements.............................  21

                                                                    ADVSAI-0503


ALLIANZ LIFE OF NEW YORK
-------------------------------------------------------------------------------

Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York, is a stock life insurance company organized under the laws of the state of New York. We are a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz AG"). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance.

RATINGS AGENCIES
-------------------------------------------------------------------------------

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life of New York and on the rating categories that have been established by the agencies, contact your registered representative.


EXPERTS
-------------------------------------------------------------------------------


The financial statements of Allianz Life of NY Variable Account C, formerly Preferred Life Variable Account C, as of and for the year ended December 31, 2002 and the financial statements of Allianz Life of New York as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
--------------------------------------------------------------------------------


Stewart D. Gregg, Senior Counsel to Allianz Life of New York , has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR
-------------------------------------------------------------------------------

USAllianz Investor Services, LLC, an affiliate of Allianz Life of New York, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE
WITHDRAWAL CHARGE
--------------------------------------------------------------------------------


We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced;and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.


None of the reductions in charges for sales is contractually guaranteed.


We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA
-------------------------------------------------------------------------------

TOTAL RETURN


From time to time, we may advertise the performance data for the divisions of the separate account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a .15% administrative charge, the operating expenses of the Investment Option and any applicable contract maintenance charge and withdrawal charges. The withdrawal charge and contract maintenance charge deductions are calculated assuming a Contract is withdrawn at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV
where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

We may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge and the contract maintenance charge. We may also advertise cumulative and average total return information over different periods of time. We may also present performance information computed on a different basis.

Cumulative total return is calculated in a similar manner as the average annual total return, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

THE USAZ MONEY MARKET FUND. We may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subaccount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven day period ending December 31, 2002, the USAZ Money Market Fund had a current yield of -0.84% and an effective yield of -0.83% for Advantage and Valuemark IV.

OTHER INVESTMENT OPTIONS. We may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.
The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

Yield = 2 [(A-B + 1)6 - 1]
           ----
            cd

where:

a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccounts;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. We do not currently advertise any yield information for any subaccount (other than the USAZ Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION


Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the prospectus. For more information about share classes, see the Investment Option prospectuses.


Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 fund performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

The performance figures in Tables 1 and 2 reflect Accumulation Unit performance from Separate Account Inception or, if later, the date that a particular investment option was added to the Separate Account (subaccount inception). Table 1 reflects performance for the Advantage Contract and Table 2 reflects performance for the Valuemark IV Contract. The performance figures in Tables 3 and 4 reflect Accumulation Unit performance from Investment Option inception, which may pre-date subaccount inception and assumes that the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. Table 3 reflects performance for the Advantage Contract and Table 4 reflects performance for the Valuemark IV Contract. Tables 5 and 6 reflect performance information for the Investment Options which does not include any contract fees, expenses or sales charges.


------------------------------- ------------------------------ ------------------------------ -----------------------------
           CONTRACT                  ACTUAL PERFORMANCE          HYPOTHETICAL PERFORMANCE         NO INSURANCE CHARGES
------------------------------- ------------------------------ ------------------------------ -----------------------------
------------------------------- ------------------------------ ------------------------------ -----------------------------
          Advantage                        Table 1                        Table 3                       Table 5
------------------------------- ------------------------------ ------------------------------ -----------------------------
------------------------------- ------------------------------ ------------------------------ -----------------------------
         Valuemark IV                      Table 2                        Table 4                       Table 6
------------------------------- ------------------------------ ------------------------------ -----------------------------

The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflects the mortality and expense risk charge (M&E charge), administrative charge and the operating expenses of the Investment Options. Column II represents performance figures for the Accumulation Units which reflects the deduction of the M&E charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Past performance does not guarantee future results.


TABLE 1:  ADVANTAGE ACTUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION      ONE     THREE    FIVE    TEN     SINCE     ONE     THREE   FIVE     TEN    SINCE
INVESTMENT OPTION                    DATE        YEAR     YEAR     YEAR   YEAR   INCEPTION  YEAR     YEAR    YEAR    YEAR INCEPTION
                                                    %       %        %      %        %        %        %       %       %        %
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                  5/1/2002     N/A      N/A      N/A     N/A   -24.39     N/A      N/A     N/A      N/A   -30.49
USAZ AIM Blue Chip                    5/1/2002     N/A      N/A      N/A     N/A   -19.88     N/A      N/A     N/A      N/A   -25.98
USAZ AIM Dent Demograpic Trend        5/1/2002     N/A      N/A      N/A     N/A   -24.56     N/A      N/A     N/A      N/A   -30.66
USAZ AIM International Equity         5/1/2002     N/A      N/A      N/A     N/A   -19.21     N/A      N/A     N/A      N/A   -25.31
USAZ AllianceBernstein Growth and    11/5/2001   -25.3      N/A      N/A     N/A   -19.37  -31.40      N/A     N/A      N/A   -24.14
Income
USAZ AllianceBernstein Large Cap     11/5/2001  -31.73      N/A      N/A     N/A   -24.91  -37.83      N/A     N/A      N/A   -29.73
Growth
USAZ AllianceBernstein Technology    11/5/2001     -42      N/A      N/A     N/A   -33.63  -48.10      N/A     N/A      N/A   -38.55
Davis VA Financial                   1/22/2001  -18.07      N/A      N/A     N/A   -13.24  -24.17      N/A     N/A      N/A   -16.41
Davis VA Value                       1/22/2001   -17.5      N/A      N/A     N/A   -14.64  -23.60      N/A     N/A      N/A   -17.86
Dreyfus IP Small Cap Stock            5/1/2002     N/A      N/A      N/A     N/A   -24.01     N/A      N/A     N/A      N/A   -30.11
Index-Service Shares
Dreyfus Stock Index-Service Shares    5/1/2002     N/A      N/A      N/A     N/A   -19.16     N/A      N/A     N/A      N/A   -25.26
Franklin Global Communications       1/24/1989  -34.51      -33   -14.71   -3.09     1.05  -40.61   -37.20  -16.15    -3.17     0.99
Securities - Class 21,2
Franklin Growth and Income           1/24/1989  -16.96    -2.47    -0.33     6.7     6.47  -23.06    -4.38   -1.12     6.63     6.40
Securities - Class 21,2
Franklin High Income - Class 21,2    1/24/1989  -11.29    -7.98    -5.33    1.97     3.46  -17.39   -10.15   -6.31     1.89     3.39
Franklin Income Securities - Class   1/24/1989   -2.08     4.58     2.02    6.16     7.52   -8.18     2.91    1.28     6.09     7.46
21,2
Franklin Large Cap Growth             5/1/1996  -24.32    -11.8        1     N/A     4.92  -30.42   -14.15    0.26      N/A     4.66
Securities - Class 21,2
Franklin Real Estate - Class 21,2    1/24/1989    0.56    11.49     0.94    8.42     8.01   -5.54    10.02    0.16     8.35     7.95
Franklin Rising Dividends            1/27/1992   -3.04     8.86      3.8     8.3     8.36   -9.14     7.32    3.11     8.23     8.29
Securities - Class 21,2
Franklin Small Cap - Class 21,2      11/1/1995  -29.74   -21.02    -1.45     N/A     4.67  -35.84   -23.98   -2.26      N/A     4.60
Franklin Small Cap Value Securities   5/1/1998  -10.61     7.27      N/A     N/A    -1.07  -16.71     5.68     N/A      N/A    -1.95
- Class 21,2
Franklin U.S. Government - Class 22  3/14/1989    8.15     7.88      5.3    5.47     6.24    2.05     6.30    4.65     5.39     6.17
Franklin Zero Coupon 2005 - Class 1  3/14/1989    8.48     8.89     5.82    7.11     8.19    2.38     7.34    5.18     7.04     8.13
Franklin Zero Coupon 2010 - Class 1  3/14/1989   18.32    12.93     7.02    8.95     9.37   12.22    11.49    6.40     8.88     9.31
Mutual Discovery Securities - Class  11/8/1996  -10.74    -1.45     1.74     N/A     4.42  -16.84    -3.33    1.00      N/A     4.10
21,2
Mutual Shares Securities - Class     11/8/1996  -13.12     0.74     2.44     N/A     5.02  -19.22    -1.06    1.72      N/A     4.71
21,2
Templeton Developing Markets         3/04/1996   -1.62   -14.85    -6.25     N/A    -3.27   -7.72   -17.41   -7.27      N/A    -3.38
Securities - Class 21,2,3
Templeton Foreign Securities -       5/1/1992   -19.77   -14.69    -4.32     3.9     3.21  -25.87   -17.22   -5.25     3.84     3.14
Class 21,2,4
Templeton Growth Securities - Class  3/15/1994  -19.69    -7.93    -0.05     N/A     4.78  -25.79   -10.08   -0.83      N/A     4.71
21,2
USAZ Templeton Developed Markets     11/5/2001  -15.17      N/A      N/A     N/A   -11.59  -21.27      N/A     N/A      N/A   -16.30
Jennison 20/20 Focus                  5/1/2002     N/A      N/A      N/A     N/A    -18.6     N/A      N/A     N/A      N/A   -24.70
SP Jennison International Growth     12/15/2000 -23.98      N/A      N/A     N/A   -30.32  -30.08      N/A     N/A      N/A   -34.27
SP Strategic Partners Focused Growth 12/15/2000 -26.62      N/A      N/A     N/A   -23.53  -32.72      N/A     N/A      N/A   -27.10
Oppenheimer Global Securities/VA     1/22/2001  -23.29      N/A      N/A     N/A   -19.06  -29.39      N/A     N/A      N/A   -22.45
Oppenheimer High Income/VA           1/22/2001   -3.84      N/A      N/A     N/A    -4.65   -9.94      N/A     N/A      N/A    -7.54
Oppenheimer Main Street/VA           1/22/2001     -20      N/A      N/A     N/A   -16.92  -26.10      N/A     N/A      N/A   -20.23
USAZ Oppenheimer Emerging Growth      5/1/2002     N/A      N/A      N/A     N/A    -19.9     N/A      N/A     N/A      N/A   -26.00
PIMCO VIT High Yield - Admin. Class  1/22/2001   -2.67      N/A      N/A     N/A    -2.29   -8.77      N/A     N/A      N/A    -5.11
PIMCO VIT StocksPLUS Growth &        1/22/2001   -21.4      N/A      N/A     N/A   -18.35  -27.50      N/A     N/A      N/A   -21.71
Income - Admin. Class
PIMCO VIT Total Return - Admin.      1/22/2001    7.46      N/A      N/A     N/A     7.39    1.36      N/A     N/A      N/A     4.80
Class
USAZ PIMCO PEA Growth and Income     11/5/2001  -20.08      N/A      N/A     N/A   -16.66  -26.18      N/A     N/A      N/A   -21.41
USAZ PIMCO PEA Renaissance           11/5/2001  -26.19      N/A      N/A     N/A   -16.56  -32.29      N/A     N/A      N/A   -21.31
USAZ PIMCO PEA Value                 11/5/2001  -26.01      N/A      N/A     N/A   -16.77  -32.11      N/A     N/A      N/A   -21.51
Seligman Small-Cap Value - Class 1   1/22/2001  -16.62      N/A      N/A     N/A    -0.02  -22.72      N/A     N/A      N/A    -2.79
USAZ Money Market                    1/22/2001   -0.65      N/A      N/A     N/A     0.43   -6.75      N/A     N/A      N/A    -2.32
USAZ Van Kampen Aggressive Growth     5/1/2001  -33.35      N/A      N/A     N/A    -31.3  -39.45      N/A     N/A      N/A   -35.44
USAZ Van Kampen Comstock              5/1/2001  -21.06      N/A      N/A     N/A   -16.67  -27.16      N/A     N/A      N/A   -20.30
USAZ Van Kampen Emerging Growth       5/1/2001  -33.32      N/A      N/A     N/A   -25.74  -39.42      N/A     N/A      N/A   -29.66
USAZ Van Kampen Growth and Income     5/1/2001  -15.97      N/A      N/A     N/A   -11.74  -22.07      N/A     N/A      N/A   -15.23
USAZ Van Kampen Growth                5/1/2001  -25.37      N/A      N/A     N/A   -18.55  -31.47      N/A     N/A      N/A   -22.23
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund),
  standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.

TABLE 2:  VALUEMARK IV ACTUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION      ONE     THREE    FIVE    TEN     SINCE     ONE     THREE   FIVE     TEN    SINCE
INVESTMENT OPTION                    DATE        YEAR     YEAR     YEAR   YEAR   INCEPTION  YEAR     YEAR    YEAR    YEAR  INCEPTION
                                                    %       %        %      %        %        %        %       %       %        %
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                  5/1/2002     N/A      N/A      N/A     N/A   -24.39     N/A      N/A     N/A      N/A   -30.49
USAZ AIM Blue Chip                    5/1/2002     N/A      N/A      N/A     N/A   -19.88     N/A      N/A     N/A      N/A   -25.98
USAZ AIM Dent Demograpic Trend        5/1/2002     N/A      N/A      N/A     N/A   -24.56     N/A      N/A     N/A      N/A   -30.66
 USAZ AIM International Equity        5/1/2002     N/A      N/A      N/A     N/A   -19.21     N/A      N/A     N/A      N/A   -25.31
USAZ AllianceBernstein Growth and    11/5/2001   -25.3      N/A      N/A     N/A   -19.37  -31.40      N/A     N/A      N/A   -24.14
Income
USAZ AllianceBernstein Large Cap     11/5/2001  -31.73      N/A      N/A     N/A   -24.91  -37.83      N/A     N/A      N/A   -29.73
Growth
USAZ AllianceBernstein Technology    11/5/2001     -42      N/A      N/A     N/A   -33.63  -48.10      N/A     N/A      N/A   -38.55
Davis VA Financial                   1/22/2001  -18.07      N/A      N/A     N/A   -13.24  -24.17      N/A     N/A      N/A   -16.41
Davis VA Value                       1/22/2001   -17.5      N/A      N/A     N/A   -14.64  -23.60      N/A     N/A      N/A   -17.86
Dreyfus IP Small Cap Stock            5/1/2002     N/A      N/A      N/A     N/A   -24.01     N/A      N/A     N/A      N/A   -30.11
Index-Service Shares
Dreyfus Stock Index-Initial Shares    5/1/2002     N/A      N/A      N/A     N/A   -19.04     N/A      N/A     N/A      N/A   -25.14
Franklin Global Communications       1/24/1989  -34.27   -32.83   -14.53   -2.99     1.13  -40.37   -37.00  -15.96    -3.06     1.07
Securities - Class 11
Franklin Growth and Income           1/24/1989  -16.78    -2.25    -0.14     6.8     6.54  -22.88    -4.16   -0.93     6.73     6.47
Securities -
------------------------------------
Class 11
Franklin High Income - Class 1       1/24/1989  -10.89    -7.77    -5.14    2.07     3.54  -16.99    -9.93   -6.11     1.99     3.47
Franklin Income Securities - Class   1/24/1989   -1.85     4.84     2.22    6.27      7.6   -7.95     3.17    1.49     6.20     7.54
11
Franklin Large Cap Growth             5/1/1996  -24.08   -11.57     1.23     N/A      5.1  -30.18   -13.91    0.49      N/A     4.84
Securities - Class 11
Franklin Real Estate - Class 11,2    1/24/1989    0.73    11.75     1.13    8.52     8.08   -5.37    10.29    0.36     8.45     8.02
Franklin Rising Dividends            1/27/1992   -2.78     9.17     4.04    8.43     8.48   -8.88     7.63    3.36     8.36     8.41
Securities - Class 11
Franklin Small Cap - Class 11        11/1/1995  -29.58   -20.84    -1.25     N/A     4.82  -35.68   -23.78   -2.06      N/A     4.74
Franklin Small Cap Value Securities   5/1/1998   -10.4     7.54      N/A     N/A    -0.85  -16.50     5.97     N/A      N/A    -1.73
- Class 11
Franklin U.S. Government - Class 1   3/14/1989    8.46      8.2     5.53    5.58     6.32    2.36     6.63    4.88     5.50     6.25
Franklin Zero Coupon 2005 - Class 1  3/14/1989    8.48     8.89     5.82    7.11      8.2    2.38     7.34    5.18     7.04     8.13
Franklin Zero Coupon 2010 - Class 1  3/14/1989   18.32    12.93     7.02    8.95     9.37   12.22    11.49    6.40     8.88     9.31
Mutual Discovery Securities - Class  11/8/1996   -10.4    -1.21     1.93     N/A     4.58  -16.50    -3.08    1.20      N/A     4.27
11
Mutual Shares Securities - Class 11  11/8/1996  -12.87     1.02     2.58     N/A     5.14  -18.97    -0.76    1.87      N/A     4.83
Templeton Developing Markets         3/04/1996   -1.44   -14.73    -6.12     N/A    -3.19   -7.54   -17.28   -7.13      N/A    -3.30
Securities - Class 11,3
Templeton Foreign Securities -       5/1/1992   -19.61    -14.5     -4.1    4.02     3.32  -25.71   -17.01   -5.02     3.96     3.25
Class 11,3,4
Templeton Growth Securities - Class  3/15/1994  -19.53    -7.68     0.15     N/A      4.9  -25.63    -9.83   -0.63      N/A     4.83
11
USAZ Templeton Developed Markets -   11/5/2001  -15.17      N/A      N/A     N/A   -11.59  -21.27      N/A     N/A      N/A   -16.30
Class 1
Jennison 20/20                        5/1/2002     N/A      N/A      N/A     N/A    -18.6     N/A      N/A     N/A      N/A   -24.70
SP Jennison International Growth     12/15/2000 -23.98      N/A      N/A     N/A   -30.32  -30.08      N/A     N/A      N/A   -34.27
SP Strategic Partners Focused Growth 12/15/2000 -26.62      N/A      N/A     N/A   -23.53  -32.72      N/A     N/A      N/A   -27.10
Oppenheimer Global Securities/VA     1/22/2001  -23.29      N/A      N/A     N/A   -19.06  -29.39      N/A     N/A      N/A   -22.45
Oppenheimer High Income/VA           1/22/2001   -3.84      N/A      N/A     N/A    -4.65   -9.94      N/A     N/A      N/A    -7.54
Oppenheimer Main Street/VA           1/22/2001     -20      N/A      N/A     N/A   -16.92  -26.10      N/A     N/A      N/A   -20.23
USAZ Oppenheimer Emerging Growth      5/1/2002     N/A      N/A      N/A     N/A    -19.9     N/A      N/A     N/A      N/A   -26.00
PIMCO VIT High Yield - Admin. Class  1/22/2001   -2.67      N/A      N/A     N/A    -2.29   -8.77      N/A     N/A      N/A    -5.11
PIMCO VIT StocksPLUS Growth &        1/22/2001   -21.4      N/A      N/A     N/A   -18.35  -27.50      N/A     N/A      N/A   -21.71
Income- Admin. Class
PIMCO VIT Total Return- Admin. Class 1/22/2001    7.46      N/A      N/A     N/A     7.39    1.36      N/A     N/A      N/A     4.80
USAZ PIMCO PEA Growth and Income     11/5/2001  -20.08      N/A      N/A     N/A   -16.66  -26.18      N/A     N/A      N/A   -21.41
USAZ PIMCO PEA Renaissance           11/5/2001  -26.19      N/A      N/A     N/A   -16.56  -32.29      N/A     N/A      N/A   -21.31
USAZ PIMCO PEA Value                 11/5/2001  -26.01      N/A      N/A     N/A   -16.77  -32.11      N/A     N/A      N/A   -21.51
Seligman Small-Cap Value             1/22/2001  -16.62      N/A      N/A     N/A    -0.02  -22.72      N/A     N/A      N/A    -2.79
USAZ Money Market                    1/22/2001   -0.65      N/A      N/A     N/A     0.43   -6.75      N/A     N/A      N/A    -2.32
USAZ Van Kampen Aggressive Growth     5/1/2001  -33.35      N/A      N/A     N/A    -31.3  -39.45      N/A     N/A      N/A   -35.44
USAZ Van Kampen Comstock              5/1/2001  -21.06      N/A      N/A     N/A   -16.67  -27.16      N/A     N/A      N/A   -20.30
USAZ Van Kampen Emerging Growth       5/1/2001  -33.32      N/A      N/A     N/A   -25.74  -39.42      N/A     N/A      N/A   -29.66
USAZ Van Kampen Growth and Income     5/1/2001  -15.97      N/A      N/A     N/A   -11.74  -22.07      N/A     N/A      N/A   -15.23
USAZ Van Kampen Growth                5/1/2001  -25.37      N/A      N/A     N/A   -18.55  -31.47      N/A     N/A      N/A   -22.23
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3.Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.


4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.

TABLE 3:  ADVANTAGE HYPOTHETICAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                         COLUMN I                                   COLUMN II
------------------------------------------------------------------------------------------------------------------------------------
                                INVESTMENT OPTION
                                    INCEPTION    ONE     THREE   FIVE      TEN    SINCE     ONE   THREE   FIVE       TEN  SINCE
INVESTMENT OPTION                     DATE      YEAR     YEAR    YEAR     YEAR  INCEPTION  YEAR   YEAR    YEAR     YEAR  INCEPTION
                                                  %        %       %        %       %        %      %       %         %      %
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A   -24.39     N/A      N/A     N/A      N/A   -30.49
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A   -19.88     N/A      N/A     N/A      N/A   -25.98
USAZ AIM Dent Demograpic Trend       5/1/2002     N/A      N/A     N/A      N/A   -24.56     N/A      N/A     N/A      N/A   -30.66
 USAZ AIM International Equity       5/1/2002     N/A      N/A     N/A      N/A   -19.21     N/A      N/A     N/A      N/A   -25.31
USAZ AllianceBernstein Growth and   11/5/2001  -25.30      N/A     N/A      N/A   -19.37   -31.4      N/A     N/A      N/A   -24.14
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -31.73      N/A     N/A      N/A   -24.91  -37.83      N/A     N/A      N/A   -29.73
Growth
USAZ AllianceBernstein Technology   11/5/2001  -42.00      N/A     N/A      N/A   -33.63   -48.1      N/A     N/A      N/A   -38.55
Davis VA Financial                   7/1/1999  -18.07    -2.27     N/A      N/A    -4.21  -24.17    -4.18     N/A      N/A     -5.7
Davis VA Value                       7/1/1999  -17.50    -7.78     N/A      N/A    -6.20   -23.6    -9.93     N/A      N/A    -7.78
Dreyfus IP Small Cap Stock           5/1/2002     N/A      N/A     N/A      N/A   -24.01     N/A      N/A     N/A      N/A   -30.11
Index-Service Shares
Dreyfus Stock Index-Service Shares  12/29/2000 -23.87      N/A     N/A      N/A   -18.93  -29.97      N/A     N/A      N/A   -22.31
Franklin Global Communications      1/24/1989  -34.51   -33.00  -14.71    -3.09     1.05  -40.61    -37.2  -16.15    -3.17     0.99
Securities - Class 21,2
Franklin Growth and Income          1/24/1989  -16.96    -2.47   -0.33     6.70     6.47  -23.06    -4.38   -1.12     6.63      6.4
Securities - Class 21,2
Franklin High Income - Class 21,2   1/24/1989  -11.29    -7.98   -5.33     1.97     3.46  -17.39   -10.15   -6.31     1.89     3.39
Franklin Income Securities - Class  1/24/1989   -2.08     4.58    2.02     6.16     7.52   -8.18     2.91    1.28     6.09     7.46
21,2
Franklin Large Cap Growth            5/1/1996  -24.32   -11.80    1.00      N/A     4.92  -30.42   -14.15    0.26      N/A     4.66
Securities - Class 21,2
Franklin Real Estate - Class 21,2   1/24/1989    0.56    11.49    0.94     8.42     8.01   -5.54    10.02    0.16     8.35     7.95
Franklin Rising Dividends           1/27/1992   -3.04     8.86    3.80     8.30     8.36   -9.14     7.32    3.11     8.23     8.29
Securities - Class 21,2
Franklin Small Cap - Class 21,2     11/1/1995  -29.74   -21.02   -1.45      N/A     4.67  -35.84   -23.98   -2.26      N/A      4.6
Franklin Small Cap Value             5/1/1998  -10.61     7.27     N/A      N/A    -1.07  -16.71     5.68     N/A      N/A    -1.95
Securities - Class 21,2
Franklin U.S. Government - Class 22 3/14/1989    8.15     7.88    5.30     5.47     6.24    2.05      6.3    4.65     5.39     6.17
Franklin Zero Coupon 2005 - Class 1 3/14/1989    8.48     8.89    5.82     7.11     8.19    2.38     7.34    5.18     7.04     8.13
Franklin Zero Coupon 2010 - Class 1 3/14/1989   18.32    12.93    7.02     8.95     9.37   12.22    11.49     6.4     8.88     9.31
Mutual Discovery Securities -       11/8/1996  -10.74    -1.45    1.74      N/A     4.42  -16.84    -3.33       1      N/A      4.1
Class 21,2
Mutual Shares Securities - Class    11/8/1996  -13.12     0.74    2.44      N/A     5.02  -19.22    -1.06    1.72      N/A     4.71
21,2
Templeton Developing Markets        3/04/1996   -1.62   -14.85   -6.25      N/A    -3.27   -7.72   -17.41   -7.27      N/A    -3.38
Securities - Class 21,2,3
Templeton Foreign Securities-Class   5/1/1992  -19.77   -14.69   -4.32     3.90     3.21  -25.87   -17.22   -5.25     3.84     3.14
21,2,4
Templeton Growth Securities-Class   3/15/1994  -19.69    -7.93   -0.05      N/A     4.78  -25.79   -10.08   -0.83      N/A     4.71
21,2
USAZ Templeton Developed Markets    11/5/2001  -15.17      N/A     N/A      N/A   -11.59  -21.27      N/A     N/A      N/A    -16.3
Jennison 20/20                      12/15/2000 -23.72      N/A     N/A      N/A   -12.12  -29.82      N/A     N/A      N/A   -15.18
SP Jennison International Growth    12/15/2000 -23.98      N/A     N/A      N/A   -30.32  -30.08      N/A     N/A      N/A   -34.27
SP Strategic Partners Focused       12/15/2000 -26.62      N/A     N/A      N/A   -23.53  -32.72      N/A     N/A      N/A    -27.1
Growth
Oppenheimer Global Securities/VA    11/12/1990 -23.29   -11.71    3.85    10.26     7.77  -29.39   -14.05    3.19    10.21      7.7
Oppenheimer High Income/VA          4/30/1986   -3.84    -2.88   -1.44     5.10     7.56   -9.94    -4.82   -2.27     5.03     7.51
Oppenheimer Main Street/VA           7/5/1995  -20.00   -13.98   -4.67      N/A     7.06   -26.1   -16.47   -5.61      N/A        7
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -19.90     N/A      N/A     N/A      N/A      -26
PIMCO VIT High Yield - Admin. Class 4/30/1998   -2.67    -1.40     N/A      N/A    -0.42   -8.77    -3.29     N/A      N/A    -1.28
PIMCO VIT StocksPLUS Growth &       12/31/1997 -21.40   -15.12   -1.54      N/A    -1.54   -27.5   -17.67   -2.35      N/A    -2.35
Income - Admin. Class
PIMCO VIT Total Return - Admin.     12/31/1997   7.46     7.60    5.48      N/A     5.48    1.36     6.02    4.83      N/A     4.83
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.08      N/A     N/A      N/A   -16.66  -26.18      N/A     N/A      N/A   -21.41
USAZ PIMCO PEA Renaissance          11/5/2001  -26.19      N/A     N/A      N/A   -16.56  -32.29      N/A     N/A      N/A   -21.31
USAZ PIMCO PEA Value                11/5/2001  -26.01      N/A     N/A      N/A   -16.77  -32.11      N/A     N/A      N/A   -21.51
Seligman Small-Cap Value - Class 1   5/1/1998  -16.62     9.96     N/A      N/A     8.37  -22.72     8.45     N/A      N/A     7.74
USAZ Money Market                    2/1/2000   -0.65      N/A     N/A      N/A     1.66   -6.75      N/A     N/A      N/A    -0.17
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.35      N/A     N/A      N/A   -31.30  -39.45      N/A     N/A      N/A   -35.44
USAZ Van Kampen Comstock             5/1/2001  -21.06      N/A     N/A      N/A   -16.67  -27.16      N/A     N/A      N/A    -20.3
USAZ Van Kampen Emerging Growth      5/1/2001  -33.32      N/A     N/A      N/A   -25.74  -39.42      N/A     N/A      N/A   -29.66
USAZ Van Kampen Growth and Income    5/1/2001  -15.97      N/A     N/A      N/A   -11.74  -22.07      N/A     N/A      N/A   -15.23
USAZ Van Kampen Growth               5/1/2001  -25.37      N/A     N/A      N/A   -18.55  -31.47      N/A     N/A      N/A   -22.23
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund),
  standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.


TABLE 4:  VALUEMARK IV HYPOTHETICAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                         COLUMN I                                   COLUMN II
                                INVESTMENT OPTION
                                    INCEPTION    ONE     THREE   FIVE      TEN    SINCE     ONE   THREE   FIVE     TEN     SINCE
INVESTMENT OPTION                     DATE      YEAR     YEAR    YEAR     YEAR  INCEPTION  YEAR   YEAR    YEAR    YEAR   INCEPTION
                                                  %        %       %        %       %        %      %       %         %      %
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value                 5/1/2002     N/A      N/A     N/A      N/A   -24.39     N/A      N/A     N/A      N/A   -30.49
USAZ AIM Blue Chip                   5/1/2002     N/A      N/A     N/A      N/A   -19.88     N/A      N/A     N/A      N/A   -25.98
USAZ AIM Dent Demograpic Trend       5/1/2002     N/A      N/A     N/A      N/A   -24.56     N/A      N/A     N/A      N/A   -30.66
 USAZ AIM International Equity       5/1/2002     N/A      N/A     N/A      N/A   -19.21     N/A      N/A     N/A      N/A   -25.31
USAZ AllianceBernstein Growth and   11/5/2001  -25.30      N/A     N/A      N/A   -19.37   -31.4      N/A     N/A      N/A  -24.14
Income
USAZ AllianceBernstein Large Cap    11/5/2001  -31.73      N/A     N/A      N/A   -24.91  -37.83      N/A     N/A      N/A  -29.73
Growth
USAZ AllianceBernstein Technology   11/5/2001  -42.00      N/A     N/A      N/A   -33.63   -48.1      N/A     N/A      N/A  -38.55
Davis VA Financial                   7/1/1999  -18.07    -2.27     N/A      N/A    -4.21  -24.17    -4.18     N/A      N/A     -5.7
Davis VA Value                       7/1/1999  -17.50    -7.78     N/A      N/A    -6.20   -23.6    -9.93     N/A      N/A    -7.78
Dreyfus IP Small Cap Stock           5/1/2002     N/A      N/A     N/A      N/A   -24.01     N/A      N/A     N/A      N/A   -30.11
Index-Service Shares
Dreyfus Stock Index-Initial Shares  9/29/1989  -23.51   -16.06   -2.35     7.31     7.04  -29.61   -18.67    -3.2     7.25     6.97
Franklin Global Communications      1/24/1989  -34.27   -32.83  -14.53    -2.99     1.13  -40.37      -37  -15.96    -3.06    1.07
Securities - Class 11
Franklin Growth and Income          1/24/1989  -16.78    -2.25   -0.14     6.80     6.54  -22.88    -4.16   -0.93     6.73    6.47
Securities -Class 11
Franklin High Income - Class 1      1/24/1989  -10.89    -7.77   -5.14     2.07     3.54  -16.99    -9.93   -6.11     1.99    3.47
Franklin Income Securities - Class  1/24/1989   -1.85     4.84    2.22     6.27     7.60   -7.95     3.17    1.49      6.2    7.54
11
Franklin Large Cap Growth            5/1/1996  -24.08   -11.57    1.23      N/A     5.10  -30.18   -13.91    0.49      N/A    4.84
Securities - Class 11
Franklin Real Estate - Class 11,2   1/24/1989    0.73    11.75    1.13     8.52     8.08   -5.37    10.29    0.36     8.45    8.02
Franklin Rising Dividends           1/27/1992   -2.78     9.17    4.04     8.43     8.48   -8.88     7.63    3.36     8.36    8.41
Securities - Class 11
Franklin Small Cap - Class 11       11/1/1995  -29.58   -20.84   -1.25      N/A     4.82  -35.68   -23.78   -2.06      N/A    4.74
Franklin Small Cap Value             5/1/1998  -10.40     7.54     N/A      N/A    -0.85   -16.5     5.97     N/A      N/A   -1.73
Securities - Class 11
Franklin U.S. Government - Class 1  3/14/1989    8.46     8.20    5.53     5.58     6.32    2.36     6.63    4.88      5.5    6.25
Franklin Zero Coupon 2005 - Class 1 3/14/1989    8.48     8.89    5.82     7.11     8.20    2.38     7.34    5.18     7.04    8.13
Franklin Zero Coupon 2010 - Class 1 3/14/1989   18.32    12.93    7.02     8.95     9.37   12.22    11.49     6.4     8.88    9.31
Mutual Discovery Securities -       11/8/1996  -10.40    -1.21    1.93      N/A     4.58   -16.5    -3.08     1.2      N/A    4.27
Class 11
Mutual Shares Securities - Class 11 11/8/1996  -12.87     1.02    2.58      N/A     5.14  -18.97    -0.76    1.87      N/A    4.83
Templeton Developing Markets        3/04/1996   -1.44   -14.73   -6.12      N/A    -3.19   -7.54   -17.28   -7.13      N/A    -3.3
Securities - Class 11,3
Templeton Foreign Securities -       5/1/1992  -19.61   -14.50   -4.10     4.02     3.32  -25.71   -17.01   -5.02     3.96    3.25
Class 11,3,4
Templeton Growth Securities -       3/15/1994  -19.53    -7.68    0.15      N/A     4.90  -25.63    -9.83   -0.63      N/A    4.83
Class 11
USAZ Templeton Developed Markets -  11/5/2001  -15.17      N/A     N/A      N/A   -11.59  -21.27      N/A     N/A      N/A   -16.3
Class 1
Jennison 20/20                      12/15/2000 -23.72      N/A     N/A      N/A   -12.12  -29.82      N/A     N/A      N/A  -15.18
SP Jennison International Growth    12/15/2000 -23.98      N/A     N/A      N/A   -30.32  -30.08      N/A     N/A      N/A  -34.27
SP Strategic Partners Focused       12/15/2000 -26.62      N/A     N/A      N/A   -23.53  -32.72      N/A     N/A      N/A   -27.1
Growth
Oppenheimer Global Securities/VA    11/12/1990 -23.29   -11.71    3.85    10.26     7.77  -29.39   -14.05    3.19    10.21      7.7
Oppenheimer High Income/VA          4/30/1986   -3.84    -2.88   -1.44     5.10     7.56   -9.94    -4.82   -2.27     5.03     7.51
Oppenheimer Main Street/VA           7/5/1995  -20.00   -13.98   -4.67      N/A     7.06   -26.1   -16.47   -5.61      N/A        7
USAZ Oppenheimer Emerging Growth     5/1/2002     N/A      N/A     N/A      N/A   -19.90     N/A      N/A     N/A      N/A      -26
PIMCO VIT High Yield- Admin. Class  4/30/1998   -2.67    -1.40     N/A      N/A    -0.42   -8.77    -3.29     N/A      N/A   -1.28
PIMCO VIT StocksPLUS Growth &       12/31/1997 -21.40   -15.12   -1.54      N/A    -1.54   -27.5   -17.67   -2.35      N/A   -2.35
Income- Admin. Class
PIMCO VIT Total Return- Admin.      12/31/1997   7.46     7.60    5.48      N/A     5.48    1.36     6.02    4.83      N/A    4.83
Class
USAZ PIMCO PEA Growth and Income    11/5/2001  -20.08      N/A     N/A      N/A   -16.66  -26.18      N/A     N/A      N/A  -21.41
USAZ PIMCO PEA Renaissance          11/5/2001  -26.19      N/A     N/A      N/A   -16.56  -32.29      N/A     N/A      N/A  -21.31
USAZ PIMCO PEA Value                11/5/2001  -26.01      N/A     N/A      N/A   -16.77  -32.11      N/A     N/A      N/A  -21.51
Seligman Small-Cap Value             5/1/1998  -16.62     9.96     N/A      N/A     8.37  -22.72     8.45     N/A      N/A    7.74
USAZ Money Market                    2/1/2000   -0.65      N/A     N/A      N/A     1.66   -6.75      N/A     N/A      N/A   -0.17
USAZ Van Kampen Aggressive Growth    5/1/2001  -33.35      N/A     N/A      N/A   -31.30  -39.45      N/A     N/A      N/A  -35.44
USAZ Van Kampen Comstock             5/1/2001  -21.06      N/A     N/A      N/A   -16.67  -27.16      N/A     N/A      N/A   -20.3
USAZ Van Kampen Emerging Growth      5/1/2001  -33.32      N/A     N/A      N/A   -25.74  -39.42      N/A     N/A      N/A  -29.66
USAZ Van Kampen Growth and Income    5/1/2001  -15.97      N/A     N/A      N/A   -11.74  -22.07      N/A     N/A      N/A  -15.23
USAZ Van Kampen Growth               5/1/2001  -25.37      N/A     N/A      N/A   -18.55  -31.47      N/A     N/A      N/A  -22.23
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1. Ongoing stock market volatility can dramatically change the Investment
Options' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.


4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ
PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.


TABLE 5 - ADVANTAGE INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2002
_________________________________________________________________________________________________________
                                                  INVESTMENT      ONE      FIVE      TEN        SINCE
INVESTMENT OPTION                                   OPTION       YEAR      YEAR     YEAR       INCEPTION
                                                INCEPTION DATE     %         %        %           %

USAZ AIM Basic Value                                 5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip                                   5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demograpic Trend                       5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity                        5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
USAZ AllianceBernstein Technology                   11/5/2001   -41.14%       N/A       N/A     -32.64%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index                     5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index-Service Shares                 12/29/2000   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
21,2
Franklin Growth and Income Securities - Class 21,2  1/24/1989   -15.73%     1.16%     8.29%       8.05%
Franklin High Income - Class 21,2                   1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities                          1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 21,2    5/1/1996   -23.20%     2.51%       N/A       6.49%
Franklin Real Estate - Class 21,2                   1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 21,2   1/27/1992    -1.59%     5.34%     9.92%       9.98%
Franklin Small Cap - Class 21,2                     11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 21,2     5/1/1998    -9.27%       N/A       N/A       0.41%
Franklin U.S. Government - Class 22                 3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 1                 3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 1                 3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 21,2            11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 21,2               11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class     3/04/1996    -0.15%    -4.85%       N/A      -1.82%
21,2,3
Templeton Foreign Securities                         5/1/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities                         3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus                               12/15/2000   -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                   12/15/2000   -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth               12/15/2000   -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                   11/12/1990   -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth                     5/1/2002       N/A       N/A       N/A     -19.10%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth and Income             12/31/1997   -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class              12/31/1997     9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.
2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.




TABLE 6 - VALUEMARK IV INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2001
__________________________________________________________________________________________________________
                                                  INVESTMENT     ONE      FIVE       TEN       SINCE
INVESTMENT OPTION                                   OPTION         YEAR   YEAR      YEAR        INCEPTION
                                                INCEPTION DATE    %         %         %          %

USAZ AIM Basic Value                                   5/1/2002        N/A       N/A       N/A   -23.64%
USAZ AIM Blue Chip                                     5/1/2002        N/A       N/A       N/A   -19.08%
USAZ AIM Dent Demograpic Trend                         5/1/2002        N/A       N/A       N/A   -23.80%
USAZ AIM International Equity                          5/1/2002        N/A       N/A       N/A   -18.40%
USAZ AllianceBernstein Growth and Income              11/5/2001    -24.18%       N/A       N/A   -18.17%
USAZ AllianceBernstein Large Cap Growth               11/5/2001    -30.71%       N/A       N/A   -23.79%
USAZ AllianceBernstein Technology                     11/5/2001    -41.14%       N/A       N/A   -32.64%
Davis VA Financial                                     7/1/1999    -16.85%       N/A       N/A    -2.79%
Davis VA Value                                         7/1/1999    -16.26%       N/A       N/A    -4.81%
Dreyfus IP Small Cap Stock Index-Service Shares        5/1/2002        N/A       N/A       N/A   -23.25%
Dreyfus Stock Index-Initial Shares                    9/29/1989    -22.37%    -0.90%     8.91%     8.63%
Franklin Global Communications Securities - Class     1/24/1989    -33.29%   -13.25%    -1.55%     2.63%
11
Franklin Growth and Income Securities - Class 11      1/24/1989    -15.53%     1.35%     8.39%     8.12%
Franklin High Income - Class 1                        1/24/1989     -9.56%    -3.73%     3.59%     5.08%
Franklin Income Securities - Class 11                 1/24/1989     -0.38%     3.74%     7.85%     9.20%
Franklin Large Cap Growth Securities - Class 11        5/1/1996    -22.95%     2.74%       N/A     6.66%
Franklin Real Estate - Class 11,2                     1/24/1989      2.23%     2.64%    10.14%     9.69%
Franklin Rising Dividends Securities - Class 11       1/27/1992     -1.33%     5.60%    10.05%    10.10%
Franklin Small Cap - Class 11                         11/1/1995    -28.52%     0.22%       N/A     6.38%
Franklin Small Cap Value Securities - Class 11         5/1/1998     -9.06%       N/A       N/A     0.63%
Franklin U.S. Government - Class 1                    3/14/1989     10.07%     7.10%     7.15%     7.90%
Franklin Zero Coupon 2005 - Class 1                   3/14/1989     10.09%     7.40%     8.71%     9.81%
Franklin Zero Coupon 2010 - Class 1                   3/14/1989     20.09%     8.62%    10.58%    11.00%
Mutual Discovery Securities - Class 11                11/8/1996     -9.06%     3.45%       N/A     6.15%
Mutual Shares Securities - Class 11                   11/8/1996    -11.57%     4.11%       N/A     6.70%
Templeton Developing Markets Securities - Class       3/15/1994      0.03%    -4.71%       N/A    -1.74%
11,3
Templeton Foreign Securities - Class 11,3,4           1/27/1992    -18.41%    -2.68%     5.57%     4.86%
Templeton Growth Securities - Class 11                3/15/1994    -18.33%     1.64%       N/A     6.46%
USAZ Templeton Developed Markets - Class 1            11/5/2001    -13.91%       N/A       N/A   -10.28%
Jenison 20/20                                        12/15/2000    -22.58%       N/A       N/A   -10.81%
SP Jennison International Growth                     12/15/2000    -22.84%       N/A       N/A   -29.28%
SP Strategic Partners Focused Growth                 12/15/2000    -25.53%       N/A       N/A   -22.40%
Oppenheimer Global Securities/VA                     11/12/1990    -22.15%     5.41%    11.91%     9.37%
Oppenheimer High Income/VA                            4/30/1986     -2.40%     0.03%     6.66%     9.17%
Oppenheimer Main Street/VA                             7/5/1995    -18.81%    -3.25%       N/A     8.66%
USAZ Oppenheimer Emerging Growth                       5/1/2002        N/A       N/A       N/A   -19.10%
PIMCO VIT High Yield - Admin. Class                   4/30/1998     -1.23%       N/A       N/A     1.07%
PIMCO VIT StocksPLUS Growth & Income - Admin. Class  12/31/1997    -20.23%    -0.07%       N/A    -0.07%
PIMCO VIT Total Return - Admin. Class                12/31/1997      9.07%     7.05%       N/A     7.05%
USAZ PIMCO PEA Growth and Income                      11/5/2001    -18.89%       N/A       N/A   -15.42%
USAZ PIMCO PEA Renaissance                            11/5/2001    -25.09%       N/A       N/A   -15.31%
USAZ PIMCO PEA Value                                  11/5/2001    -24.91%       N/A       N/A   -15.52%
Seligman Small-Cap Value                               5/1/1998    -15.37%       N/A       N/A    10.00%
USAZ Money Market                                      2/1/2000      0.83%       N/A       N/A     3.17%
USAZ Van Kampen Aggressive Growth                      5/1/2001    -32.36%       N/A       N/A   -30.28%
USAZ Van Kampen Comstock                               5/1/2001    -19.88%       N/A       N/A   -15.43%
USAZ Van Kampen Emerging Growth                        5/1/2001    -32.33%       N/A       N/A   -24.63%
USAZ Van Kampen Growth and Income                      5/1/2001    -14.71%       N/A       N/A   -10.42%
USAZ Van Kampen Growth                                 5/1/2001    -24.25%       N/A       N/A   -17.34%

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3.Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and Foreign Securities Investment Options.


4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.


There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio, and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account as of May 1, 2003.


The following Investment Option names have changed as of the date of this SAI as follows:

CURRENT NAME                                                  PREVIOUS NAME
USAZ AllianceBernstein Growth and Income Fund                 USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund                  USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund                        USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio                    Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                               Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund                         USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                               USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                                     USAZ PIMCO Value Fund

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

FEDERAL TAX STATUS
-------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal(total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.


Allianz Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Allianz Life of New York, and its operations form a part of Allianz Life of New York.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.


The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.


In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same contract owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.




CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS


Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain income dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences. DEATH BENEFITS


Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING


All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS


In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the Income Date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-individual person, then the death or change of an annuitant is treated as the death of the owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAX TREATMENT OF DISTRIBUTIONS
NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayeR is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

QUALIFIED CONTRACTS


The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Allianz Life of New York in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Distributions - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Contracts may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment. ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of amount each per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 , on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Distributions-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES -
WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Contracts. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by us and do not vary with the investment experience of an Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and
(2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Rate which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Rate that we will use is 5%. However, we may agree to use a different value.


MORTALITY AND EXPENSE RISK GUARANTEE
-------------------------------------------------------------------------------

We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002 are also included herein.










                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
              (FORMERLY KNOWN AS PREFERRED LIFE VARIABLE ACCOUNT C)

                                       OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (FORMERLY KNOWN AS PREFERRED LIFE INSURANCE COMPANY OF NEW YORK)


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report




The Board of Directors of Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New York) and Contract Owners of Allianz Life of NY Variable Account C (formerly known as Preferred Life Variable Account C):

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the years in the two-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C at December 31, 2002, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                    KPMG LLP


Minneapolis, Minnesota
March 21, 2003

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $28          847           1         118          488         370
                                                      --------------------------------------------------------------------------
       Total Assets                                            28          847           1         118          488         370
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                              $28          847           1         118          488         370
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $28          847           1         118          488         370
                                                      --------------------------------------------------------------------------
          *Investment shares                                    2           75           -           7           20          18
           Investments at cost                                $39        2,393           1         166        1,139         963

                       See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        ALGER         ALGER
                                                       AMERICAN     AMERICAN     DAVIS VA     DAVIS VA                DREYFUS
                                                        MIDCAP       SMALL       FINANCIAL     REAL       DAVIS VA    SMALL CAP
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE       STOCK
                                                       PORTFOLIO   PORTFOLIO                 PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $60            1          67          17          283           5
                                                      --------------------------------------------------------------------------
          *Investment shares                                    5            -           8           2           35           1
           Investments at cost                                $82            1          79          17          314           5


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN     FRANKLIN
                                                                   AGGRESSIVE    GLOBAL     GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES   SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND         FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $59          125      10,898      38,133        8,506      29,114
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            59          125      10,898      38,133        8,506      29,114
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -          23          53            -          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -          23          53            -          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $59          125      10,875      38,080        8,506      29,101
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $59          125      10,875      38,080        8,506      29,101
                                                      --------------------------------------------------------------------------
          *Investment shares                                    3           33       2,400       3,226        1,500       2,537
           Investments at cost                                $60          297      35,700      51,944       15,149      36,692

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                      SECURITIES     MONEY       ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND     MARKET FUND     FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $10,974       10,710       7,806      28,927        1,493       8,546
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        10,974       10,710       7,806      28,927        1,493       8,546
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                    37            2           -          15            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                        37            2           -          15            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $10,937       10,708       7,806      28,912        1,493       8,546
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $10,937       10,708       7,806      28,912        1,493       8,546
                                                      --------------------------------------------------------------------------
          *Investment shares                                  989       10,710         433       2,132          232         668
           Investments at cost                            $16,063       10,710       7,646      28,689        2,138      12,273


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                                                        J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $1,395          152      37,459       5,571        4,554           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,395          152      37,459       5,571        4,554           6
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -          12            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -          12            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,395          152      37,459       5,559        4,554           6
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $1,395          152      37,459       5,559        4,554           6
                                                      --------------------------------------------------------------------------
          *Investment shares                                  144           51       2,753         339          274           1
           Investments at cost                             $1,358          328      36,184       5,297        4,313           7



                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED   JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                           $10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $10            4       7,070      14,809          174         270
                                                      --------------------------------------------------------------------------
          *Investment shares                                    1            1         637       1,223           10          36
           Investments at cost                                $14            4       7,843      15,122          197         264

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                      OPPENHEIMER
                                                         MAIN                   PIMCO VIT
                                                        STREET                 STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &     PIMCO VIT  GROWTH AND     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD    INCOME      RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $336          429         127       2,932            5         115
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           336          429         127       2,932            5         115
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            2           -           9            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            2           -           9            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $336          427         127       2,923            5         115
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $336          427         127       2,923            5         115
                                                      --------------------------------------------------------------------------
          *Investment shares                                   22           60          18         287            1          11
           Investments at cost                               $389          419         137       2,898            9         126

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                       SP
                                                          SP        STRATEGIC               TEMPLETON                TEMPLETON
                                                       JENNISON     PARTNERS    TEMPLETON  DEVELOPING    TEMPLETON    GLOBAL
                                                      INTERNATIONAL  FOCUSED      ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $12          171         857       2,090       15,700       4,186
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            12          171         857       2,090       15,700       4,186
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $12          171         857       2,090       15,699       4,186
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $12          171         857       2,090       15,699       4,186
                                                      --------------------------------------------------------------------------
          *Investment shares                                    3           34          59         444        1,651         306
           Investments at cost                                $16          220       1,157       3,094       21,838       3,847

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                      USAZ
                                                                                            USAZ AIM                 ALLIANCE
                                                       TEMPLETON                              DENT                    CAPITAL
                                                        GROWTH     USAZ AIM     USAZ AIM  DEMOGRAPHIC   USAZ AIM    GROWTH AND
                                                      SECURITIES  BASIC VALUE   BLUE CHIP    TRENDS    INTERNATIONAL  INCOME
                                                         FUND         FUND        FUND        FUND     EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $13,577           43           1          41            7         385
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        13,577           43           1          41            7         385
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     4            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         4            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $13,573           43           1          41            7         385
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $13,573           43           1          41            7         385
                                                      --------------------------------------------------------------------------
          *Investment shares                                1,566            6           -           5            1          49
           Investments at cost                            $19,756           47           1          43            8         464

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         USAZ
                                                       ALLIANCE       USAZ                   USAZ
                                                        CAPITAL     ALLIANCE      USAZ       PIMCO
                                                       LARGE CAP    CAPITAL      MONEY     GROWTH AND   USAZ PIMCO    USAZ
                                                        GROWTH     TECHNOLOGY    MARKET      INCOME    RENAISSANCE    PIMCO
                                                         FUND         FUND        FUND        FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $190           94       1,939         108          534         166
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           190           94       1,939         108          534         166
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           1           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           1           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $190           94       1,938         108          534         166
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $190           94       1,938         108          534         166
                                                      --------------------------------------------------------------------------
          *Investment shares                                   26           15       1,939          13           65          20
           Investments at cost                               $244          128       1,939         119          688         207

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         USAZ                                USAZ VAN
                                                       TEMPLETON    USAZ VAN    USAZ VAN     KAMPEN      USAZ VAN    USAZ VAN
                                                       DEVELOPED     KAMPEN      KAMPEN     EMERGING      KAMPEN      KAMPEN
                                                        MARKETS    AGGRESSIVE   COMSTOCK     GROWTH     GROWTH AND    GROWTH
                                                         FUND     GROWTH FUND     FUND        FUND     INCOME FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                            $2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                              $2           76         229         149          153         135
                                                      --------------------------------------------------------------------------
          *Investment shares                                    -           14          31          24           19          19
           Investments at cost                                 $2           97         257         169          169         157

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                          VAN
                                                        KAMPEN     VAN KAMPEN
                                                       EMERGING    LIT GROWTH
                                                        GROWTH     AND INCOME    TOTAL
                                                       PORTFOLIO   PORTFOLIO    ALL FUNDS
                                                      -------------------------------------
 Assets:
    Investments at net asset value*                           $26           21     273,886
                                                      -------------------------------------
                                                      -------------------------------------
       Total Assets                                            26           21     273,886
                                                      -------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                     -            -         172
                                                      -------------------------------------
                                                      -------------------------------------
      Total Liabilities                                         -            -         172
                                                      -------------------------------------
                                                      -------------------------------------
      Net Assets                                              $26           21     273,714
                                                      -------------------------------------
 Contract Owners' Equity: (note 6)
                                                      -------------------------------------
    Total Contract Owners' Equity                             $26           21     273,714
                                                      -------------------------------------
          *Investment shares                                    1            2      37,217
           Investments at cost                                $38           26     352,188

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                           ALGER     ALGER
                                                       AIM V.I.                 AIM V.I.    ALGER        AMERICAN    AMERICAN
                                                        CAPITAL                  PREMIER    AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION  AIM V.I.     EQUITY      GROWTH       ALLCAP      GROWTH
                                                         FUND     GROWTH FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           1           16           2          10            7           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (1)         (16)         (2)        (10)          (7)         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            -           -           -            -           -
    Realized gains (losses) on sales of investments, net      (3)        (464)         (2)       (178)        (144)         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (3)        (464)         (2)       (178)        (144)         (2)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (8)           19        (44)       (106)         (79)        (23)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (11)        (445)        (46)       (284)        (223)        (25)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(12)        (461)        (48)       (294)        (230)        (26)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       AZOA VIP                 AZOA VIP                             DAVIS VA
                                                      DIVERSIFIED   AZOA VIP     GLOBAL     AZOA VIP     DAVIS VA      REAL
                                                        ASSETS       FIXED     OPPORTUNITIES GROWTH     FINANCIAL     ESTATE
                                                         FUND     INCOME FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $6           13           -           -            -           1
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3            4           -           1            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    3            9           -         (1)          (1)           1
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            28           -           -             -           -
    Realized gains (losses) on sales of investments, net     (26)          (25)         (1)        (60)            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (26)            3          (1)        (60)            -           -
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           13             1           -          37         (12)           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (13)            4         (1)        (23)         (12)           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(10)           13         (1)        (24)         (13)           1
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                     FRANKLIN
                                                                                            FRANKLIN     FRANKLIN     GLOBAL
                                                                     DREYFUS               AGGRESSIVE     GLOBAL      HEALTH
                                                       DAVIS VA    SMALL CAP    DREYFUS      GROWTH    COMMUNICATIONS  CARE
                                                         VALUE    STOCK INDEX     STOCK    SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO      FUND     INDEX FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $2            -           -           -          138           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           4            -           -           2          197           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (2)            -           -         (2)         (59)         (9)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           -           -            -           -
    Realized gains (losses) on sales of investments, net      (1)            -           -        (51)      (8,754)       (325)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)            -           -        (51)      (8,754)       (325)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (47)            -         (1)        (31)        1,799          81
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (48)            -         (1)        (82)      (6,955)       (244)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(50)            -         (1)        (84)      (7,014)       (253)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                      GROWTH AND                FRANKLIN    LARGE CAP                 NATURAL
                                                        INCOME      FRANKLIN     INCOME      GROWTH      FRANKLIN    RESOURCES
                                                      SECURITIES  HIGH INCOME  SECURITIES  SECURITIES     MONEY     SECURITIES
                                                        FUND         FUND         FUND        FUND     MARKET FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,440        1,571       3,107         122          183          25
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          687          142         442         241          189           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  753        1,429       2,665       (119)          (6)          16
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds    2,862            -         651           -            -           -
    Realized gains (losses) on sales of investments, net  (2,383)      (2,269)     (1,576)     (1,417)            -          11
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     479      (2,269)       (925)     (1,417)            -          11
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (9,917)        (368)     (2,369)     (2,782)            -         169
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments (9,438)      (2,637)     (3,294)     (4,199)            -         180
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(8,685)      (1,208)       (629)     (4,318)          (6)         196
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    FRANKLIN                             FRANKLIN
                                                       FRANKLIN      RISING                             SMALL CAP    FRANKLIN
                                                         REAL      DIVIDENDS    FRANKLIN    FRANKLIN      VALUE     TECHNOLOGY
                                                        ESTATE     SECURITIES    S&P 500    SMALL CAP   SECURITIES  SECURITIES
                                                         FUND         FUND     INDEX FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $244          434          27          51            7           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          119          464          56         151           23           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  125         (30)        (29)       (100)         (16)         (3)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -          665           -           -           42           -
    Realized gains (losses) on sales of investments, net       81          209       (237)       (887)           14        (19)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      81          874       (237)       (887)           56        (19)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (134)      (1,734)       (313)     (3,167)        (230)       (113)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments  (53)        (860)       (550)     (4,054)        (174)       (132)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $72        (890)       (579)     (4,154)        (190)       (135)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                               J.P.         J.P.
                                                       FRANKLIN                 FRANKLIN     MORGAN      MORGAN U.S.  JENNISON
                                                         U.S.       FRANKLIN      ZERO     INTERNATIONAL DISCIPLINED     20/20
                                                      GOVERNMENT  ZERO COUPON    COUPON    OPPORTUNITIES   EQUITY       FOCUS
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,219          324         233           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          527           79          58           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                1,692          245         175           -            -           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -           39         163           -            -           -
    Realized gains (losses) on sales of investments, net      109           25        (24)           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     109           64         139           -            -           -
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,248          124         380         (1)          (3)           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments   1,357          188         519         (1)          (3)           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $3,049          433         694         (1)          (3)           -
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                       OPPENHEIMER
                                                       MUTUAL        MUTUAL    OPPENHEIMER OPPENHEIMER MAIN STREET
                                                       DISCOVERY     SHARES      GLOBAL       HIGH       GROWTH &    PIMCO VIT
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME       INCOME    HIGH YIELD
                                                         FUND         FUND       FUND/VA     FUND/VA     FUND/VA     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $137          178           -           1            1          17
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          125          267           1           2            4           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                   12         (89)         (1)         (1)          (3)          14
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds      161          407           -           -            -           -
    Realized gains (losses) on sales of investments, net    (82)          193           -           -          (1)         (8)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      79          600           -           -          (1)         (8)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,000)      (3,081)        (18)           6         (55)           9
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments   (921)      (2,481)        (18)           6         (56)           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(909)      (2,570)        (19)           5         (59)          15
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                        SP
                                                       PIMCO VIT                                            SP       STRATEGIC
                                                      STOCKSPLUS    PIMCO VIT   SELIGMAN    SELIGMAN     JENNISON    PARTNERS
                                                      GROWTH AND     TOTAL       GLOBAL     SMALL-CAP  INTERNATIONAL  FOCUSED
                                                        INCOME       RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $2           51           -           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            1           18           -           1            -           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    1           33           -         (1)            -         (3)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            33          -           2            -           -
    Realized gains (losses) on sales of investments, net      (1)            1         (2)         (1)          (4)         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)           34         (2)           1          (4)         (2)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (10)           41         (2)        (12)          (3)        (53)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (11)           75         (4)        (11)          (7)        (55)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(10)          108         (4)        (12)          (7)        (58)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    TEMPLETON               TEMPLETON                TEMPLETON
                                                       TEMPLETON   DEVELOPING   TEMPLETON    GLOBAL      TEMPLETON  INTERNATIONAL
                                                         ASSET      MARKETS      FOREIGN     INCOME       GROWTH      SMALLER
                                                       STRATEGY    SECURITIES  SECURITIES  SECURITIES   SECURITIES   COMPANIES
                                                         FUND         FUND        FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $22           41         362          49          429          14
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           15           35         277          59          247           4
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    7            6          85        (10)          182          10
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds        -            -           -           -          394          12
    Realized gains (losses) on sales of investments, net    (124)        (322)     (5,853)        (62)      (1,438)          27
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (124)        (322)     (5,853)        (62)      (1,044)          39
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            55          292       1,734         819      (2,856)          55
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
               appreciation (depreciation) on investments    (69)         (30)     (4,119)         757      (3,900)          94
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(62)         (24)     (4,034)         747      (3,718)         104
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                       USAZ
                                                                                USAZ AIM                             ALLIANCE
                                                                                  DENT      USAZ AIM                  CAPITAL
                                                       USAZ AIM     USAZ AIM   DEMOGRAPHIC INTERNATIONAL            GROWTH AND
                                                         BASIC     BLUE CHIP     TRENDS      EQUITY     USAZ ALGER    INCOME
                                                      VALUE FUND      FUND        FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
Dividends reinvested in fund shares                           $ -            -           -           -            -           3
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            -            -           -           -            -           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -            -           -           -            -         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           -           -            -           -
    Realized gains (losses) on sales of investments, net      (1)            -           -           -          (9)        (16)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     (1)            -           -           -          (9)        (16)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (4)            -         (2)         (1)            -        (86)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments   (5)            -         (2)         (1)          (9)       (102)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $(5)            -         (2)         (1)          (9)       (104)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        USAZ
                                                       ALLIANCE       USAZ                    USAZ
                                                        CAPITAL     ALLIANCE      USAZ       PIMCO
                                                       LARGE CAP    CAPITAL       MONEY    GROWTH AND   USAZ PIMCO    USAZ
                                                        GROWTH     TECHNOLOGY    MARKET      INCOME    RENAISSANCE    PIMCO
                                                         FUND         FUND        FUND        FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -          18           1            -           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           3            2          30           1            7           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (3)          (2)        (12)           -          (7)         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           -           -           2           -
    Realized gains (losses) on sales of investments, net     (13)         (25)           -           -         (25)         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (13)         (25)           -           -         (23)         (2)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (59)         (36)           -        (12)        (170)        (43)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments  (72)         (61)           -        (12)        (193)        (45)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(75)         (63)        (12)        (12)        (200)        (46)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         USAZ                               USAZ VAN     USAZ VAN
                                                       TEMPLETON    USAZ VAN    USAZ VAN     KAMPEN       KAMPEN     USAZ VAN
                                                       DEVELOPED     KAMPEN      KAMPEN     EMERGING    GROWTH AND    KAMPEN
                                                        MARKETS    AGGRESSIVE   COMSTOCK     GROWTH    INCOME FUND    GROWTH
                                                         FUND     GROWTH FUND     FUND        FUND                     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -           2           -            1           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative                                                                 1
    charges (note 2)                                            -            1           2           1                        1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -          (1)           -         (1)            -         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -           1           -            -          -
    Realized gains (losses) on sales of investments, net        -          (2)        (18)         (5)                      (3)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -          (2)        (17)         (5)            -         (3)
               investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             -         (22)        (30)        (22)         (17)        (25)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments     -         (24)        (47)        (27)         (17)        (28)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $ -         (25)        (47)        (28)         (17)        (29)
 operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (cont.)
  FOR THE YEAR ENDED DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         VAN
                                                        KAMPEN     VAN KAMPEN
                                                      EMERGING     LIT GROWTH
                                                        GROWTH     AND INCOME   TOTAL ALL
                                                       PORTFOLIO   PORTFOLIO      FUNDS
                                                      -------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $ -            -      11,477
                                                      -------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3            -       4,569
                                                      -------------------------------------
                                                      -------------------------------------
               Investment Income (loss), net                  (3)            -       6,908
                                                      -------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds         -            -       5,462
    Realized gains (losses) on sales of investments, net      (4)            -    (26,201)
                                                      -------------------------------------
                                                      -------------------------------------
               Realized gains (losses) on                     (4)            -    (20,739)
investments, net
                                                      -------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (14)          (4)    (22,237)
                                                      -------------------------------------
               Total realized gains (losses) & unrealized
                 appreciation (depreciation) on investments  (18)          (4)    (42,976)
                                                      -------------------------------------
                                                      -------------------------------------
 Net increase (decrease) in net assets from                 $(21)          (4)    (36,068)
operations
                                                      -------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)


                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -        (16)        (25)            -           -
      Realized gains (losses) on investments, net             (3)            2       (464)       (708)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (8)          (3)          19       (369)            -           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (12)          (1)       (461)     (1,102)            -           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        23           30           -          40            -           1
      Transfers between funds                                (12)            -       (112)       (224)            -           -
      Surrenders and terminations                               -            -       (223)       (411)            -           -
      Rescissions                                               -            -           -         (3)            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          11           30       (336)       (599)            -           1
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (1)           29       (797)     (1,701)            -           1
 Net assets at beginning of period                             29            -       1,644       3,345            1           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $28           29         847       1,644            1           1
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)            -        (10)        (14)          (7)         (7)
      Realized gains (losses) on investments, net             (2)            1       (178)        (45)        (144)       (179)
      Net change in unrealized appreciation
        (depreciation) on investments                        (44)          (4)       (106)       (140)         (79)         (2)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (48)          (3)       (294)       (199)        (230)       (188)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       105           57           -           1            -           2
      Transfers between funds                                 (6)           13        (76)       (149)         (51)        (88)
      Surrenders and terminations                               -            2       (109)       (133)         (74)       (139)
      Rescissions                                               -          (2)           -           -            -         (3)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -         (1)            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          99           70       (185)       (282)        (125)       (229)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             51           67       (479)       (481)        (355)       (417)
 Net assets at beginning of period                             67            -         967       1,448          725       1,142
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $118           67         488         967          370         725
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION        AZOA VIP DIVERSIFIED
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           -           -            3           5
      Realized gains (losses) on investments, net             (2)            -           -           -         (26)         (1)
      Net change in unrealized appreciation
        (depreciation) on investments                        (23)            1           -           -           13         (7)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (26)            1           -           -         (10)         (3)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        68           33           -           1           11           3
      Transfers between funds                                (17)            1           -           -        (183)         (7)
      Surrenders and terminations                               -            -           -           -          (7)         (7)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          51           34           -           1        (179)        (11)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             25           35           -           1        (189)        (14)
 Net assets at beginning of period                             35            -           1           -          189         203
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $60           35           1           1            -         189
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL
                                                                FUND             OPPORTUNITIES FUND      AZOA VIP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $9            7           -           -          (1)           -
      Realized gains (losses) on investments, net               3            8         (1)           -         (60)        (11)
      Net change in unrealized appreciation
        (depreciation) on investments                           1          (8)           -           -           37        (18)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                  13            7         (1)           -         (24)        (29)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            2           -           1            -           1
      Transfers between funds                               (252)          108         (7)           7         (83)         (5)
      Surrenders and terminations                            (24)         (12)           -           -            -         (2)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       (276)           98         (7)           8         (83)         (6)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (263)          105         (8)           8        (107)        (35)
 Net assets at beginning of period                            263          158           8           -          107         142
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-          263           -           8            -         107
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           1           -          (2)           -
      Realized gains (losses) on investments, net               -            -           -           -          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (12)            -           -           -         (47)          17
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (13)            -           1           -         (50)          17
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        52           13           -          15           33         242
      Transfers between funds                                  11            4           -           1           58           -
      Surrenders and terminations                               -            -           -           -         (14)         (3)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          63           17           -          16           77         239
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             50           17           1          16           27         256
 Net assets at beginning of period                             17            -          16           -          256           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $67           17          17          16          283         256
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                          DREYFUS SMALL CAP      DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                          STOCK INDEX FUND              FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -           -           -          (2)         (4)
      Realized gains (losses) on investments, net               -            -           -           -         (51)        (97)
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -         (1)           -         (31)          25
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                   -            -         (1)           -         (84)        (76)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         4            -          38           -            -           2
      Transfers between funds                                   1            -          21           -         (47)        (88)
      Surrenders and terminations                               -            -           -           -         (14)        (26)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           1           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           5            -          60           -         (61)       (112)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              5            -          59           -        (145)       (188)
 Net assets at beginning of period                              -            -           -           -          270         458
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $5            -          59           -          125         270
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES     FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(59)        (372)         (9)        (41)          753       (638)
      Realized gains (losses) on investments, net         (8,754)           66       (325)         372          479       5,058
      Net change in unrealized appreciation
        (depreciation) on investments                       1,799     (11,360)          81       (749)      (9,917)     (6,783)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (7,014)     (11,666)       (253)       (418)      (8,685)     (2,363)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        54           82           -          52          173         305
      Transfers between funds                             (1,819)      (2,484)     (1,921)       (253)        (243)       (797)
      Surrenders and terminations                         (2,751)      (6,494)       (217)       (250)      (7,800)    (12,036)
      Rescissions                                               -          (4)           -        (19)         (16)         (1)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (16)         (24)           -         (1)         (32)        (37)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (4,532)      (8,924)     (2,138)       (471)      (7,918)    (12,566)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (11,546)     (20,590)     (2,391)       (889)     (16,603)    (14,929)
 Net assets at beginning of period                         22,421       43,011       2,391       3,280       54,683      69,612
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,875       22,421           -       2,391       38,080      54,683
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,429        2,186       2,665       2,243        (119)       (202)
      Realized gains (losses) on investments, net         (2,269)      (2,741)       (925)       1,511      (1,417)       5,631
      Net change in unrealized appreciation
        (depreciation) on investments                       (368)        1,099     (2,369)     (3,854)      (2,782)     (8,684)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (1,208)          544       (629)       (100)      (4,318)     (3,255)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       307          118         501         566           30         127
      Transfers between funds                               (310)        (474)       (752)       (500)      (1,542)       (815)
      Surrenders and terminations                         (2,066)      (4,564)     (5,404)     (8,879)      (2,499)     (5,267)
      Rescissions                                               -         (67)         (8)           -            -         (5)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (7)          (9)        (23)        (25)          (9)        (12)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (2,076)      (4,996)     (5,686)     (8,838)      (4,020)     (5,972)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,284)      (4,452)     (6,315)     (8,938)      (8,338)     (9,227)
 Net assets at beginning of period                         11,790       16,242      35,416      44,354       19,275      28,502
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,506       11,790      29,101      35,416       10,937      19,275
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                   FRANKLIN NATURAL
                                                        FRANKLIN MONEY MARKET   RESOURCES SECURITIES     FRANKLIN REAL ESTATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)          497          16        (14)          125         243
      Realized gains (losses) on investments, net               -            -          11          27           81         (6)
      Net change in unrealized appreciation
        (depreciation) on investments                           -            3         169       (617)        (134)         328
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (6)          500         196       (604)           72         565
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -          147           -          19          182          18
      Transfers between funds                             (2,812)          672     (1,984)       (302)          145       (466)
      Surrenders and terminations                         (3,329)      (7,707)       (156)       (728)      (1,137)     (1,503)
      Rescissions                                             (1)            -           -           -          (5)           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (7)         (10)         (1)         (2)          (5)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (6,149)      (6,898)     (2,141)     (1,013)        (820)     (1,956)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (6,155)      (6,398)     (1,945)     (1,617)        (748)     (1,391)
 Net assets at beginning of period                         16,863       23,261       1,945       3,562        8,554       9,945
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,708       16,863           -       1,945        7,806       8,554
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(30)        (414)        (29)         (9)        (100)       (133)
      Realized gains (losses) on investments, net             874        2,010       (237)       (140)        (887)       (103)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,734)        2,308       (313)       (189)      (3,167)     (2,860)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (890)        3,904       (579)       (338)      (4,154)     (3,096)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       726          433          81         222          119         136
      Transfers between funds                               (417)          496          18         795        1,124       (356)
      Surrenders and terminations                         (4,258)      (6,058)       (533)       (453)      (1,991)     (2,248)
      Rescissions                                               -         (25)           -           -            -         (3)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (20)         (21)         (1)         (1)          (8)         (8)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (3,969)      (5,175)       (435)         563        (756)     (2,479)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,859)      (1,271)     (1,014)         225      (4,910)     (5,575)
 Net assets at beginning of period                         33,771       35,042       2,507       2,282       13,456      19,031
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $28,912       33,771       1,493       2,507        8,546      13,456
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(16)         (13)         (3)         (7)        1,692       2,274
      Realized gains (losses) on investments, net              56           91        (19)       (361)          109          52
      Net change in unrealized appreciation
        (depreciation) on investments                       (230)           67       (113)         118        1,248         103
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (190)          145       (135)       (250)        3,049       2,429
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        12            8           -           4          679         729
      Transfers between funds                                 178          629        (17)         126        1,882         636
      Surrenders and terminations                           (191)        (225)         (2)        (63)      (6,521)     (8,573)
      Rescissions                                               -            -           -           -         (14)         (4)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (1)          (1)           -           -         (22)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                         (2)          411        (19)          67      (3,996)     (7,235)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (192)          556       (154)       (183)        (947)     (4,806)
 Net assets at beginning of period                          1,587        1,031         306         489       38,406      43,212
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,395        1,587         152         306       37,459      38,406
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $245          283         175         235            -           -
      Realized gains (losses) on investments, net              64          103         139         210            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         124           30         380       (284)          (1)           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 433          416         694         161          (1)           -
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       237           37          20          15            -           -
      Transfers between funds                                 171          240         425         353            -           7
      Surrenders and terminations                           (694)      (1,303)       (603)       (485)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                    11            -           -           -            -           -
      Other transactions (note 2)                             (2)          (3)         (2)         (2)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       (277)      (1,029)       (160)       (119)            -           7
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            156        (613)         534          42          (1)           7
 Net assets at beginning of period                          5,403        6,016       4,020       3,978            7           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,559        5,403       4,554       4,020            6           7
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                          J.P. MORGAN U.S.
                                                         DISCIPLINED EQUITY      JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           -           -           12          67
      Realized gains (losses) on investments, net               -            -           -           -           79       1,458
      Net change in unrealized appreciation
        (depreciation) on investments                         (3)            -           -           -      (1,000)     (1,629)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (3)            -           -           -        (909)       (104)
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           16           3           -           48          48
      Transfers between funds                                   -          (3)           1           -        (242)           9
      Surrenders and terminations                               -            -           -           -      (1,335)     (1,244)
      Rescissions                                               -            -           -           -            -         (2)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -          (6)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           -           13           4           -      (1,535)     (1,195)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (3)           13           4           -      (2,444)     (1,299)
 Net assets at beginning of period                             13            -           -           -        9,514      10,813
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $10           13           4           -        7,070       9,514
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(89)          113         (1)           -          (1)           -
      Realized gains (losses) on investments, net             600        1,989           -           2            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,081)        (804)        (18)         (4)            6           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (2,570)        1,298        (19)         (2)            5           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       224          100         101          53          112           7
      Transfers between funds                             (1,021)          774          40           1          146           -
      Surrenders and terminations                         (3,320)      (3,083)           -           -            -           -
      Rescissions                                               -          (2)           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (11)         (11)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (4,128)      (2,222)         141          54          258           7
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (6,698)        (924)         122          52          263           7
 Net assets at beginning of period                         21,507       22,431          52           -            7           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,809       21,507         174          52          270           7
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                          OPPENHEIMER MAIN
                                                       STREET GROWTH & INCOME    PIMCO VIT HIGH YIELD    PIMCO VIT STOCKSPLUS
                                                              FUND/VA                 PORTFOLIO           GROWTH AND INCOME
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)          (1)          14           1            1           1
      Realized gains (losses) on investments, net             (1)            -         (8)           -          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (55)            2           9           -         (10)           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (59)            1          15           1         (10)           1
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       194          125         190           4            7           6
      Transfers between funds                                  71            3         203          45           83          43
      Surrenders and terminations                               -            -        (31)           -          (3)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                         266          128         362          49           87          49
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            207          129         377          50           77          50
 Net assets at beginning of period                            129            -          50           -           50           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $336          129         427          50          127          50
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $33            1           -           -          (1)           -
      Realized gains (losses) on investments, net              34            4         (2)           2            1           -
      Net change in unrealized appreciation
        (depreciation) on investments                          41          (7)         (2)         (2)         (12)           1
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 108          (2)         (4)           -         (12)           1
          from operations                             --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       847           18           -          11           25           1
      Transfers between funds                               1,783          216         (3)           1           94          12
      Surrenders and terminations                            (56)            -           -           -          (6)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     9            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       2,583          234         (3)          12          113          13
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,691          232         (7)          12          101          14
 Net assets at beginning of period                            232            -          12           -           14           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,923          232           5          12          115          14
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -         (3)         (1)            7           1
      Realized gains (losses) on investments, net             (4)            4         (2)           -        (124)        (10)
      Net change in unrealized appreciation
        (depreciation) on investments                         (3)            -        (53)           3           55       (233)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (7)            4        (58)           2         (62)       (242)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         3            -           -           -            -           3
      Transfers between funds                                  32          (2)          18         209         (71)       (282)
      Surrenders and terminations                            (18)            -           -           -        (307)       (567)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          17          (2)          18         209        (379)       (847)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             10            2        (40)         211        (441)     (1,089)
 Net assets at beginning of period                              2            -         211           -        1,298       2,387
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $12            2         171         211          857       1,298
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $6         (12)          85         486         (10)         118
      Realized gains (losses) on investments, net           (322)        (386)     (5,853)     (1,441)         (62)       (228)
      Net change in unrealized appreciation
        (depreciation) on investments                         292           70       1,734     (4,317)          819         151
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (24)        (328)     (4,034)     (5,272)          747          41
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        15           20         124         115            5          58
      Transfers between funds                               (180)        (163)     (1,019)       1,449        (215)       (335)
      Surrenders and terminations                           (369)        (557)     (3,033)     (5,713)        (962)     (1,499)
      Rescissions                                               -            -         (7)         (1)          (5)           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                             (2)          (3)        (15)        (18)          (3)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                       (536)        (703)     (3,950)     (4,168)      (1,180)     (1,780)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (560)      (1,031)     (7,984)     (9,440)        (433)     (1,739)
 Net assets at beginning of period                          2,650        3,681      23,683      33,123        4,619       6,358
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,090        2,650      15,699      23,683        4,186       4,619
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                                                      TEMPLETON
                                                          TEMPLETON GROWTH      INTERNATIONAL SMALLER      TEMPLETON PACIFIC
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $182          154          10          20            -          71
      Realized gains (losses) on investments, net         (1,044)        3,684          39        (32)            -       (646)
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,856)      (4,525)          55        (23)            -         297
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (3,718)        (687)         104        (35)            -       (278)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       211          162           -           6            -           2
      Transfers between funds                             (1,095)        (939)       (909)         109            -     (2,798)
      Surrenders and terminations                         (3,185)      (4,813)        (46)       (149)            -       (174)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                            (13)         (15)           -           -            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                     (4,082)      (5,605)       (955)        (34)            -     (2,971)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (7,800)      (6,292)       (851)        (69)            -     (3,249)
 Net assets at beginning of period                         21,373       27,665         851         920            -       3,249
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $13,573       21,373           -         851            -           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           -           -            -           -
      Realized gains (losses) on investments, net             (1)            -           -           -            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (4)            -           -           -          (2)           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (5)            -           -           -          (2)           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        24            -           -           -           43           -
      Transfers between funds                                  24            -           1           -            -           -
      Surrenders and terminations                               -            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          48            -           1           -           43           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             43            -           1           -           41           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $43            -           1           -           41           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH      USAZ ALLIANCE CAPITAL
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -           -           -          (2)           -
      Realized gains (losses) on investments, net               -            -         (9)           -         (16)           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (1)            -           -           -         (86)           7
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 (1)            -         (9)           -        (104)           7
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         7            -           -           -          160          28
      Transfers between funds                                   1            -         (7)          16           94         240
      Surrenders and terminations                               -            -           -           -         (25)        (15)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           8            -         (7)          16          229         253
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              7            -        (16)          16          125         260
 Net assets at beginning of period                              -            -          16           -          260           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $7            -           -          16          385         260
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        USAZ ALLIANCE CAPITAL   USAZ ALLIANCE CAPITAL
                                                       LARGE CAP GROWTH FUND       TECHNOLOGY FUND      USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)            -         (2)           -         (12)           6
      Realized gains (losses) on investments, net            (13)            -        (25)           3            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (59)            5        (36)           2            -           -
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (75)            5        (63)           5         (12)           6
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        41            -          16           -          231         896
      Transfers between funds                                  53          166         130          62        1,945         668
      Surrenders and terminations                               -            -        (56)           -      (1,597)       (196)
      Rescissions                                               -            -           -           -            -         (2)
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          94          166          90          62          578       1,366
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             19          171          27          67          566       1,372
 Net assets at beginning of period                            171            -          67           -        1,372           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $190          171          94          67        1,938       1,372
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                        USAZ PIMCO GROWTH AND         USAZ PIMCO
                                                            INCOME FUND           RENAISSANCE FUND       USAZ PIMCO VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -         (7)           -          (1)           -
      Realized gains (losses) on investments, net               -            -        (23)           1          (2)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (12)            -       (170)          17         (43)           1
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (12)            -       (200)          18         (46)           1
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        18            1         145          29           66           -
      Transfers between funds                                  63           38         379         228          120          27
      Surrenders and terminations                               -            -        (50)        (15)          (2)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                          81           39         474         242          184          27
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             69           39         274         260          138          28
 Net assets at beginning of period                             39            -         260           -           28           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $108           39         534         260          166          28
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           USAZ TEMPLETON          USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                       DEVELOPED MARKETS FUND  AGGRESSIVE GROWTH FUND       COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $ -            -         (1)           -            -         (1)
      Realized gains (losses) on investments, net               -            -         (2)           -         (17)           -
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -        (22)           1         (30)           1
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                   -            -        (25)           1         (47)           -
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         1            -          18          11          115          17
      Transfers between funds                                   1            -          34          38           33         126
      Surrenders and terminations                               -            -         (1)           -         (15)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                           2            -          51          49          133         143
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              2            -          26          50           86         143
 Net assets at beginning of period                              -            -          50           -          143           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $2            -          76          50          229         143
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                        EMERGING GROWTH FUND   GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           -           -          (1)           -
      Realized gains (losses) on investments, net             (5)          (5)           -           -          (3)           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (22)          (2)        (17)           1         (25)           2
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (28)          (7)        (17)           1         (29)           2
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        50            4          39          14          124           4
      Transfers between funds                                 105           37          91          25            5          30
      Surrenders and terminations                            (12)            -           -           -          (1)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                         143           41         130          39          128          34
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            115           34         113          40           99          36
 Net assets at beginning of period                             34            -          40           -           36           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $149           34         153          40          135          36
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
  (IN THOUSANDS)

                                                         VAN KAMPEN EMERGING    VAN KAMPEN LIT GROWTH
                                                          GROWTH PORTFOLIO      AND INCOME PORTFOLIO        TOTAL ALL FUNDS
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)            -           -           -        6,908       7,104
      Realized gains (losses) on investments, net             (4)            -           -           -     (20,739)      15,149
      Net change in unrealized appreciation
        (depreciation) on investments                        (14)            2         (4)         (1)     (22,237)    (42,816)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (21)            2         (4)         (1)     (36,068)    (20,563)
          from operations                             --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        10           13           -          26        6,672       5,260
      Transfers between funds                                (22)           51           -           -      (7,863)     (2,819)
      Surrenders and terminations                             (7)            -           -           -     (55,054)    (85,592)
      Rescissions                                               -            -           -           -         (56)       (143)
      Bonus                                                     -            -           -           -           22           -
      Other transactions (note 2)                               -            -           -           -        (209)       (246)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
           from contract transactions                        (19)           64           -          26     (56,488)    (83,540)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (40)           66         (4)          25     (92,556)   (104,103)
 Net assets at beginning of period                             66            -          25           -      366,270     470,373
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $26           66          21          25      273,714     366,270
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2002


1.   ORGANIZATION

     Effective January 1, 2003, Preferred Life Insurance Company of New York changed its name to Allianz Life Insurance Company of New York and the Separate Account name has changed from Preferred Life Variable Account C to Allianz Life of NY Variable Account C. Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of NY) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of NY on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of NY and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of NY. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of NY may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, and Van Kampen Life Investment Trust, in
     accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio are listed in the following table.

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                         N\A
     AIM V.I. International Growth Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                         N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.                N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.                N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.                N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.                N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP                N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP                N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP                N\A
     Dreyfus  Small Cap Stock Index Fund*       The Dreyfus Corporation                    N\A
     Dreyfus Stock Index Fund*                  The Dreyfus Corporation                    N\A
     Franklin Aggressive Growth Securities      Franklin Advisory Services, LLC            N\A
     Fund*
     Franklin Global Communications Securities  Franklin Advisers, Inc.                    N\A
     Fund*
     Franklin Growth and Income Securites Fund* Franklin Advisers, Inc.                    N\A
     Franklin High Income Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Income Securities Fund*           Franklin Advisers, Inc.                    N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.                    N\A
     Franklin Money Market Fund*                Franklin Advisers, Inc.                    N\A
     Franklin Real Estate Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Rising Dividends Securities Fund* Franklin Advisory Services, LLC            N\A
     Franklin S&P 500 Index Fund*               Franklin Advisers, Inc.                    N\A
     Franklin Small Cap Fund *                  Franklin Advisers, Inc.                    N\A
     Franklin Technology Securities Fund*       Franklin Advisers, Inc.                    N\A
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC            N\A
     Franklin Small Cap Value Securities Fund*  Franklin Advisory Services, LLC            N\A
     Franklin Zero Coupon - 2005 Fund           Franklin Advisers, Inc.                    N\A
     Franklin Zero Coupon - 2010 Fund           Franklin Advisers, Inc.                    N\A
     J.P. Morgan International Opportunities    J.P. Morgan Investment Management Inc.     N\A
     Portfolio
     J.P. Morgan US Disciplined Equity          J.P. Morgan Investment Management Inc.     N\A
     Portfolio


                                       54

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

1. ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC              N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC              N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.                     N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.                     N\A
     Oppenheimer Main Street Growth & Income    OppenheimerFunds, Inc                      N\A
     Fund/VA
     PIMCO VIT High Yield Portfolio             Pacific Investment Management Company      N\A
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management Company      N\A
     Portfolio
     PIMCO VIT Total Return Portfolio           Pacific Investment Management Company      N\A
     SP Jennison International Growth           Prudential Investments Fund Management,    N\A
     Portfolio *                                LLC
     SP Strategic Partners Focused Growth       Prudential Investments Fund Management,    N\A
     Portfolio *                                LLC
     Jennison 20/20 Focus Portfolio             Prudential Investments Fund Management,    N\A
                                                LLC
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.                  N\A
     Seligman Small Cap Value Portfolio         J & W Seligman & Co. Inc.                  N\A
     Templeton Asset Strategy Fund*             Templeton Global Advisors Limited          N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.            N\A
     Fund *
     Templeton Global Income Securities Fund*   Franklin Advisers, Inc.                    N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited          N\A
     Templeton Foreign Securities Fund*         Franklin Advisers, Inc.                    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.          N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.          N\A
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc.          N\A
     USAZ Van Kampen Emerging Growth Fund *     USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth Fund *              USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Growth and Income Fund *   USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Van Kampen Aggressive Growth Fund *   USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *            USAllianz Advisers, LLC                    Van Kampen Asset Management, Inc.
     USAZ Alliance Capital Technology Fund *    USAllianz Advisers, LLC                    Alliance Capital Management L.P.
     USAZ Alliance Capital Large Cap Growth     USAllianz Advisers, LLC                    Alliance Capital Management L.P.
     Fund *
     USAZ Alliance Capital Growth and Income    USAllianz Advisers, LLC                    Alliance Capital Management L.P.
     Fund *
     USAZ PIMCO Value Fund *                    USAllianz Advisers, LLC                    Allianz Dresdner Asset Management
                                                                                           of America L.P.
     USAZ PIMCO Renaissance Fund *              USAllianz Advisers, LLC                    Allianz Dresdner Asset Management
                                                                                           of America L.P.
     USAZ PIMCO Growth & Income Fund *          USAllianz Advisers, LLC                    Allianz Dresdner Asset Management
                                                                                           of America L.P.
     USAZ Templeton Developed Markets Fund *    USAllianz Advisers, LLC                    Templeton Investment Counsel, LLC.
     USAZ Money Market Fund *                   USAllianz Advisers, LLC                    Prudential Investment Management, Inc.
     USAZ AIM Blue Chip Fund*                   USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM Basic Value Fund*                 USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*        USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*     USAllianz Advisers, LLC                    A I M Capital Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*     USAllianz Advisers, LLC                    OppenheimerFunds, Inc.

    * Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Investments of the Variable Account are valued daily at market value using net asset values provided by investment advisers of the portfolios.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of NY. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life of NY and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

     Available investment options, including the date the invesment option was available for each product, as of December 31, 2002 are listed in the following table.

                                                              USALLIANZ     USALLIANZ                     USALLIANZ
     PORTFOLIO                                                ADVANTAGE    OPPORTUNITY    VALUEMARK II   VALUEMARK IV

     Davis VA Financial Portfolio                               11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Davis VA Value Portfolio                                   11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Dreyfus Small Cap Stock Index Fund                         11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Dreyfus Stock Index Fund                                   11/5/2001     10/4/2002      5/1/2002      5/1/2002
     Franklin Global Communications Securities Fund             1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Growth and Income Securities Fund                 1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin High Income Fund                                  1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Income Securities Fund                            1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Large Cap Growth Securities Fund                  1/22/2001     10/4/2002      5/1/1996     8/17/1998
     Franklin Real Estate Fund                                   5/1/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Rising Dividends Securities Fund                  1/22/2001     10/4/2002     1/27/1992     8/17/1998
     Franklin S&P 500 Index Fund                                1/22/2001     10/4/2002    11/11/1999    11/11/1999
     Franklin Small Cap Fund                                    1/22/2001     10/4/2002     11/1/1995     8/17/1998
     Franklin U.S. Government Fund                              1/22/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Small Cap Value Securities Fund                   1/22/2001     10/4/2002      5/1/1998     8/17/1998
     Franklin Zero Coupon Fund - 2005                           11/5/2001     10/4/2002      9/6/1991     8/17/1998
     Franklin Zero Coupon Fund - 2010                           11/5/2001     10/4/2002      9/6/1991     8/17/1998
     Mutual Discovery Securities Fund                           1/22/2001     10/4/2002     11/8/1996     8/17/1998
     Mutual Shares Securities Fund                              1/22/2001     10/4/2002     11/8/1996     8/17/1998
     Oppenheimer Global Securities Fund/VA                      1/22/2001     10/4/2002
     Oppenheimer High Income Fund/VA                            1/22/2001     10/4/2002
     Oppenheimer Main Street Growth & Income Fund/VA            1/22/2001     10/4/2002
     PIMCO VIT High Yield Portfolio                             1/22/2001     10/4/2002     11/5/2001     11/5/2001


                                       56

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

                                                                USALLIANZ     USALLIANZ                   USALLIANZ
     PORTFOLIO                                                  ADVANTAGE    OPPORTUNITY  VALUEMARK II   VALUEMARK IV

     PIMCO VIT StocksPLUS Growth and Income Portfolio           1/22/2001     10/4/2002     11/5/2001     11/5/2001
     PIMCO VIT Total Return Portfolio                           1/22/2001     10/4/2002     11/5/2001     11/5/2001
     SP Jennison International Growth Portfolio                 11/5/2001     10/4/2002      5/1/2001      5/1/2001
     SP Strategic Partners Focused Growth Portfolio             11/5/2001     10/4/2002      5/1/2001      5/1/2001
     Jennison 20/20 Focus Portfolio                              5/1/2002     10/4/2002      5/1/2002      5/1/2002
     SP Strategic Partners Focused Growth Portfolio             11/5/2001     10/4/2002      5/1/2001      5/1/2001
     Seligman Small-Cap Value Portfolio                         11/5/2002     10/4/2002      5/1/2002      5/1/2002
     Templeton Developing Markets Securities Fund                11/5/2001    10/4/2002     7/31/1994     7/31/1994
     Templeton Growth Securities Fund                           11/5/2001     10/4/2002     7/31/1994     7/31/1994
     Templeton Foreign Securities Fund                          11/5/2001     10/4/2002     1/24/1992     6/30/1994
     USAZ AIM Blue Chip Fund                                     5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ AIM Basic Value Fund                                   5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ AIM International Equity Fund                          5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ AIM Dent Demographic Trends Fund                       5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ Alliance Capital Growth and Income Fund               11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Alliance Capital Large Cap Growth Fund                11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Alliance Capital Technology Fund                      11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Van Kampen Emerging Growth Fund                        5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ PIMCO Growth and Income Fund                          11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ PIMCO Renaissance Fund                                11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ PIMCO Value Fund                                      11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Oppenheimer Emerging Growth Fund                       5/1/2002     10/4/2002      5/1/2002      5/1/2002
     USAZ Templeton Developed Markets Fund                      11/5/2001     10/4/2002     11/5/2001     11/5/2001
     USAZ Van Kampen Aggressive Growth Fund                      5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Van Kampen Comstock Fund                               5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Van Kampen Growth Fund                                 5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Van Kampen Growth and Income Fund                      5/1/2001     10/4/2002      5/1/2001      5/1/2001
     USAZ Money Market Fund                                     1/22/2001     10/4/2002     11/5/2001     11/5/2001


     During the years ended December 31, 2002 and 2001, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

     PORTFOLIO                                              DATE CLOSED
     Alger American Growth Portfolio                        May 1,2001
     Alger American Leveraged AllCap Portfolio              May 1,2001
     Van Kampen LIT Enterprise Portfolio                    May 1,2001
     Van Kampen LIT Growth and Income Portfolio             May 1,2001
     AIM V.I. Growth Fund                                   November 5, 2001
     Alger American Small Capitalization Portfolio          November 5, 2001
     Davis VA Real Estate Portfolio                         November 5, 2001
     Franklin Aggressive Growth Securities Fund             November 5, 2001
     Franklin Global Health Care Securities Fund            November 5, 2001

                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     PORTFOLIO                                              DATE CLOSED
     Franklin Money Market Fund                             November 5, 2001
     Franklin Technology Securities Fund                    November 5, 2001
     J.P. Morgan International Opportunities Portfolio      November 5, 2001
     J.P. Morgan US Disciplined Equity Portfolio            November 5, 2001
     Templeton Asset Strategy Fund                          November 5, 2001
     Templeton Global Income Securities Fund                November 5, 2001
     Templeton International Smaller Companies Fund         November 5, 2001
     AZOA VIP Diversified Assets Fund                       May 1, 2002
     AZOA VIP Fixed Income Fund                             May 1, 2002
     AZOA VIP Global Opportunities Fund                     May 1, 2002
     AZOA VIP Growth Fund                                   May 1, 2002
     USAZ Growth Fund                                       May 1, 2002
     Van Kampen LIT Emerging Growth Portfolio               May 1, 2002
     AIM V. I. Capital Appreciation Fund                    May 1, 2002
     AIM V. I. International Growth Fund                    May 1, 2002
     AIM V. I. Premier Equity Fund                          May 1, 2002
     Alger American MidCap Growth Portfolio                 May 1, 2002
     Seligman Global Technology Fund                        May 1, 2002

     During the years ended December 31, 2002 and 2001, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

     CLOSED PORTFOLIO                                 RECEIVING PORTFOLIO                              DATE MERGED
     Templeton Pacific Growth                         Templeton International Securities Fund          March 29, 2001
     Franklin Global Health Care Securities           Franklin Small Cap Fund                          May 1, 2002
     Templeton International Smaller Companies        Templeton Foreign Securities Fund                May 1, 2002
     Franklin Natural Resources Securities            Franklin Growth and Income Securities Fund       May 1, 2002
     AZOA VIP Growth Fund                             USAZ Van Kampen Emerging Growth Fund             November 15, 2002
     AZOA VIP Global Opportunities Fund               USAZ Templeton Developed Markets Fund            November 15, 2002
     AZOA Fixed Income Fund                           PIMCO VIT Total Return Portfolio                 November 15, 2002
     AZOA Diversified Assets Fund                     PIMCO VIT Total Return Portfolio                 November 15, 2002
     USAZ Growth Fund                                 USAZ Van Kampen Aggressive Growth Fund           November 15, 2002

   During the years ended December 31, 2002 and 2001, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     Seligman Global Technology Portfolio               Seligman Global Technology Fund               May 1, 2001
     Seligman Small Cap Value Portfolio                 Seligman Small Cap Value Fund                 May 1, 2001
     SP Jennison International Growth Portfolio         SP Jennison International Growth Fund         May 1, 2001
     SP Strategic Partners Focused Growth Portfolio     SP Strategic Partners Focused Growth Fund     May 1, 2001
     AZOA VIP Diversified Assets Fund                   USAllianz VIP Diversified Assets Fund         November 5, 2001
     AZOA VIP Fixed Income Fund                         USAllianz VIP Fixed Income Fund               November 5, 2001
     AZOA VIP Global Opportunities Fund                 USAllianz VIP Global Opportunities Fund       November 5, 2001
     AZOA VIP Growth Fund                               USAllianz VIP Growth Fund                     November 5, 2001
     AZOA VIP Money Market Fund                         USAllianz VIP Money Market Fund               November 5, 2001

                                       58

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     USAZ American Growth Fund                          USAllianz American Growth Fund                November 5, 2001
     USAZ Growth Fund                                   USAllianz Strategic Growth Fund               November 5, 2001
     USAZ Van Kampen Growth Fund                        USAllianz Capital Growth Fund                 November 5, 2001
     USAZ Van Kampen Growth and Income Fund             USAllianz Growth and Income Fund              November 5, 2001
     USAZ Van Kampen Aggressive Growth Fund             USAllianz Aggressive Growth Fund              November 5, 2001
     USAZ Van Kampen Comstock Fund                      USAllianz Comstock Fund                       November 5, 2001
     Van Kampen LIT Emerging Growth Portfolio           Van Kampen LIT Emerging Growth                November 5, 2001
     AIM V.I. International Growth Fund                 AIM International Equity Fund                 May 1, 2002
     AIM V.I. Premier Equity Fund                       AIM V.I. Value Fund                           May 1, 2002
     Franklin Small Cap Value Securities Fund           Franklin Value Securities Fund                May 1, 2002
     PIMCO VIT High Yield Portfolio                     PIMCO VIT High Yield Bond Portfolio           May 1, 2002
     PIMCO VIT Total Return Portfolio                   PIMCO VIT Total Return Bond Portfolio         May 1, 2002
     Templeton Foreign Securities Fund                  Templeton International Securities Fund       May 1, 2002
     USAZ Money Market Fund                             AZOA VIP Money Market Fund                    May 1, 2002
     USAZ Van Kampen Emerging Growth Fund               USAZ American Growth Fund                     May 1, 2002

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of NY if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of NY reimburses the account.

     PREMIUM BONUS

     A premium bonus is awarded to the contract owner of the USAllianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

     EXPENSES

     ASSET BASED EXPENSES

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                        Mortality and               Administrative
                                                                           Expense
     CONTRACT                                                            RISK CHARGE                    CHARGE
     USAllianz Advantage                                                    1.34%                        0.15%
     USAllianz Opportunity Traditional                                      1.75%                        0.15%
     USAllianz Opportunity Enhanced                                         1.95%                        0.15%
     Valuemark II                                                           1.25%                        0.15%
     Valuemark IV                                                           1.34%                        0.15%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:

                                                                                                         ALGER       ALGER
                                                      AIM V.I.                               ALGER     AMERICAN     AMERICAN
                                                       CAPITAL                 AIM V.I.    AMERICAN    LEVERAGED     MIDCAP
                                                     APPRECIATION AIM V.I.     PREMIER      GROWTH      ALLCAP       GROWTH
                                                        FUND     GROWTH FUND EQUITY FUND   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                1           -            2           -           -            1
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                       -          14            -           8           5            -
            Valuemark IV                                       -           2            -           2           2            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                         1          16            2          10           7            1
                                                     ==========================================================================

                                                                                                                    FRANKLIN
                                                                                                                   AGGRESSIVE
                                                       AZOA VIP    AZOA VIP                 DAVIS VA    DAVIS VA     GROWTH
                                                     DIVERSIFIED    FIXED      AZOA VIP    FINANCIAL     VALUE     SECURITIES
                                                     ASSETS FUND INCOME FUND GROWTH FUND   PORTFOLIO   PORTFOLIO      FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           2            -           1           4            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                       3           2            1           -           -            2
            Valuemark IV                                       -           -            -           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                         3           4            1           1           4            2
                                                     ==========================================================================

                                                                  FRANKLIN
                                                      FRANKLIN     GLOBAL      FRANKLIN                             FRANKLIN
                                                       GLOBAL      HEALTH     GROWTH AND               FRANKLIN    LARGE CAP
                                                   COMMUNICATIONS   CARE        INCOME     FRANKLIN    INCOME       GROWTH
                                                     SECURITIES  SECURITIES   SECURITIES     HIGH     SECURITIES   SECURITIES
                                                        FUND        FUND         FUND     INCOME FUND    FUND         FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           -            4           2          11            1
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                     189           7          657         128         415          211
            Valuemark IV                                       8           2           26          12          16           29

                                                     --------------------------------------------------------------------------
        Total Expenses                                       197           9          687         142         442          241
                                                     ==========================================================================

                                                                  FRANKLIN                 FRANKLIN
                                                                   NATURAL                  RISING
                                                       FRANKLIN   RESOURCES   FRANKLIN    DIVIDENDS    FRANKLIN     FRANKLIN
                                                        MONEY    SECURITIES  REAL ESTATE  SECURITIES    S&P 500    SMALL CAP
                                                     MARKET FUND    FUND         FUND        FUND     INDEX FUND      FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           -            2          10           2            2
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                     182           8          115         422          47          134
            Valuemark IV                                       7           1            2          32           7           15

                                                     --------------------------------------------------------------------------
        Total Expenses                                       189           9          119         464          56          151
                                                     ==========================================================================

                                       60

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                      FRANKLIN
                                                      SMALL CAP    FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN      MUTUAL
                                                        VALUE    TECHNOLOGY      U.S.        ZERO        ZERO      DISCOVERY
                                                     SECURITIES  SECURITIES   GOVERNMENT    COUPON      COUPON     SECURITIES
                                                        FUND        FUND         FUND      FUND 2005   FUND 2010      FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                1           -           17           -           5            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      13           3          490          77          50          114
            Valuemark IV                                       9           -           20           2           3           11

                                                     --------------------------------------------------------------------------
        Total Expenses                                        23           3          527          79          58          125
                                                     ==========================================================================

                                                                                         OPPENHEIMER
                                                                                            MAIN                    PIMCO VIT
                                                       MUTUAL    OPPENHEIMER                STREET                 STOCKSPLUS
                                                       SHARES      GLOBAL    OPPENHEIMER    GROWTH &   PIMCO VIT    GROWTH AND
                                                     SECURITIES  SECURITIES  HIGH INCOME    INCOME    HIGH YIELD     INCOME
                                                        FUND       FUND/VA     FUND/VA      FUND/VA    PORTFOLIO   PORTFOLIO
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                2           1            2           4           2            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                     204           -            -           -           1            1
            Valuemark IV                                      61           -            -           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                       267           1            2           4           3            1
                                                     ==========================================================================

                                                                                 SP
                                                                              STRATEGIC                TEMPLETON
                                                      PIMCO VIT   SELIGMAN    PARTNERS     TEMPLETON  DEVELOPING   TEMPLETON
                                                        TOTAL     SMALL-CAP    FOCUSED       ASSET      MARKETS     FOREIGN
                                                       RETURN       VALUE       GROWTH     STRATEGY   SECURITIES   SECURITIES
                                                      PORTFOLIO   PORTFOLIO   PORTFOLIO      FUND        FUND         FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                7           1            -           -           -            2
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      11           -            1          14          32          271
            Valuemark IV                                       -           -            2           1           3            4

                                                     --------------------------------------------------------------------------
        Total Expenses                                        18           1            3          15          35          277
                                                     ==========================================================================

                                                      TEMPLETON               TEMPLETON      USAZ        USAZ         USAZ
                                                       GLOBAL    TEMPLETON  INTERNATIONAL ALLIANCE    ALLIANCE     ALLIANCE
                                                       INCOME      GROWTH      SMALLER      CAPITAL     CAPITAL     CAPITAL
                                                     SECURITIES  SECURITIES   COMPANIES   GROWTH AND   LARGE CAP   TECHNOLOGY
                                                        FUND        FUND         FUND     INCOME FUND GROWTH FUND     FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           1            -           2           -            -
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      56         222            3           3           3            2
            Valuemark IV                                       3          24            1           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                        59         247            4           5           3            2

                                       61

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                                                                       USAZ VAN     USAZ VAN
                                                                 USAZ PIMCO   USAZ PIMCO                KAMPEN       KAMPEN
                                                     USAZ MONEY  GROWTH AND  RENAISSANCE  USAZ PIMCO  AGGRESSIVE    COMSTOCK
                                                     MARKET FUND INCOME FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                     --------------------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                               11           -            2           -           -            1
            USAllianz Opportunity Traditional                  -           -            -           -           -            -
            USAllianz Opportunity Enhanced                     -           -            -           -           -            -
            Valuemark II                                      19           1            5           2           1            1
            Valuemark IV                                       -           -            -           -           -            -

                                                     --------------------------------------------------------------------------
        Total Expenses                                        30           1            7           2           1            2
                                                     ==========================================================================


                                                      USAZ VAN    USAZ VAN                 VAN KAMPEN
                                                       KAMPEN      KAMPEN       USAZ VAN   EMERGING
                                                      EMERGING   GROWTH AND     KAMPEN      GROWTH     TOTAL ALL
                                                     GROWTH FUND INCOME FUND GROWTH FUND   PORTFOLIO     FUNDS
                                                     -------------------------------------------------------------
     Expenses:
        Mortality and expense risk and administrative charges:
            USAllianz Advantage                                -           1            1           -         108
            USAllianz Opportunity Traditional                  -           -            -           -           -
            USAllianz Opportunity Enhanced                     -           -            -           -           -
            Valuemark II                                       1           -            -           3       4,154
            Valuemark IV                                       -           -            -           -         307

                                                     -------------------------------------------------------------
        Total Expenses                                         1           1            1           3       4,569
                                                     =============================================================


     CONTRACT BASED EXPENSES

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2002 and 2001 were $250,166 and $289,809, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for USAllianz Advantage and Valuemark IV contracts, and within nine years of the date of surrender for USAllianz Opportunity contracts. The amount of the contingent deferred sales charge is shown below.

            Years Since                           Contingent Deferred Sales Charge
             Payment           ----------------------------------------------------------------------------------
            ----------             VALUEMARK II          VALUEMARK IV           ADVANTAGE             OPPORTUNITY

                0-1                      5%                    6%                   6%                    8.5%
                1-2                      5%                    6%                   6%                    8.5%
                2-3                      4%                    6%                   6%                    8.5%
                3-4                      3%                    5%                   5%                     8%
                4-5                     1.5%                   4%                   4%                     7%
                5-6                      0%                    3%                   3%                     6%
                6-7                      0%                    2%                   2%                     5%
                7-8                      0%                    0%                   0%                     4%
                8-9                      0%                    0%                   0%                     3%
          9 years or more                0%                    0%                   0%                     0%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2002 and 2001 were $97,567 and $246,441, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, USAllianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for USAllianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 2002 and 2001 were $2,225 and $4,400, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers (to)/from the Fixed Accounts were ($7,863,000) and ($2,819,000) for the years ended December 31, 2002 and 2001, respectively.

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of NY may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of NY may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3.  FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of NY.

     Allianz Life of NY does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of NY determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)
THE COST OF PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2002 ARE AS FOLLOWS:

                                                                           COST OF     PROCEEDS FROM
                                                                           PURCHASES       SALES
                                                                          ----------------------------
 AIM V.I. Capital Appreciation Fund                                                25              15
 AIM V.I. Growth Fund                                                               -             351
 AIM V.I. International Growth Fund                                                 -               -
 AIM V.I. Premier Equity Fund                                                     113              15
 Alger American Growth Portfolio                                                    -             194
 Alger American Leveraged AllCap Portfolio                                          3             134
 Alger American MidCap Growth Portfolio                                            74              24
 Alger American Small Capitalization Portfolio                                      -               -
 Davis VA Value Portfolio                                                         101              26
 Davis VA Real Estate Portfolio                                                     1               -
 Davis VA Financial Portfolio                                                      63               1
 Dreyfus Stock Index Fund                                                          61               -
 Dreyfus Small Cap Stock Index Fund                                                 5               -
 Franklin Money Market Fund                                                         6           6,158
 Franklin Growth and Income Securities Fund                                     6,531          10,804
 Franklin Natural Resources Securities Fund                                        10           2,135
 Franklin Real Estate Fund                                                      1,083           1,778
 Franklin Global Communications Securities Fund                                   203           4,802
 Franklin High Income Fund                                                      2,606           3,256
 Templeton Global Income Securities Fund                                           48           1,239
 Franklin Income Securities Fund                                                4,800           7,179
 Franklin U.S. Government Fund                                                  4,824           7,134
 Franklin Zero Coupon Fund 2005                                                   818             806
 Franklin Zero Coupon Fund 2010                                                 2,315           2,138
 Franklin Rising Dividends Securities Fund                                      2,575           5,904
 Templeton Pacific Growth Securities                                                -               -
 Templeton Foreign Securities Fund                                             14,973          18,837
 Templeton Developing Markets Securities Fund                                     191             720
 Templeton Growth Securities Fund                                               1,177           4,685
 Templeton Asset Strategy Fund                                                     16             388
 Franklin Small Cap Fund                                                        2,239           3,098
 Franklin Large Cap Growth Securities Fund                                        288           4,393
 Templeton International Smaller Companies Fund                                    26             960
 Mutual Discovery Securities  Fund                                                744           2,124
 Mutual Shares Securities Fund                                                  1,303           5,136
 Franklin Global Health Care Securities Fund                                        -           2,146
 Franklin Small Cap Value Securities Fund                                         365             341
 Franklin Aggressive Growth Securities Fund                                         -              63
 Franklin Technology Securities Fund                                                2              24
 Franklin S&P 500 Index Fund                                                      488             927
 J.P. Morgan International Opportunities Portfolio                                  -               -
 J.P. Morgan U.S. Disciplined Equity Portfolio                                      -               -
 Oppenheimer Global Securities Fund/VA                                            141               1
 Oppenheimer High Income Fund/VA                                                  259               2
 Oppenheimer Main Street Growth & Income Fund/VA                                  267               5
 PIMCO VIT Total Return Portfolio                                               2,859             201
 PIMCO VIT StocksPLUS Growth and Income                                            96               8
 PIMCO VIT High Yield Portfolio                                                   454              76
 SP Jennison International Growth Portfolio                                        36              19

                                       64

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)  (CONTINUED)

                                                                           COST OF     PROCEEDS FROM
                                                                           PURCHASES       SALES
                                                                          ----------------------------
 SP Strategic Partners Focused Growth Portfolio                                    27              11
 Jennison 20/20 Focus Portfolio                                                     5               -
 Seligman Global Technology Portfolio                                               1               4
 Seligman Small-Cap Value Portfolio                                               122               8
 AZOA VIP Growth Fund                                                               -              84
 AZOA VIP Global Opportunities Fund                                                 -               8
 AZOA VIP Fixed Income Fund                                                       108             348
 AZOA VIP Diversified Assets Fund                                                  25             202
 USAZ Money Market Fund                                                        18,498          17,940
 USAZ Van Kampen Aggressive Growth Fund                                            63              12
 USAZ Van Kampen Emerging Growth Fund                                             154              13
 USAZ Van Kampen Growth Fund                                                      144              16
 USAZ Van Kampen Comstock Fund                                                    253             119
 USAZ Van Kampen Growth and Income Fund                                           132               2
 USAZ Alger Growth Fund                                                            16              23
 USAZ Alliance Capital Growth and Income Fund                                     344             116
 USAZ Alliance Capital Large Cap Growth Fund                                      143              51
 USAZ Alliance Capital Technology Fund                                            156              67
 USAZ PIMCO Growth and Income Fund                                                 86               4
 USAZ PIMCO Renaissance Fund                                                      600             132
 USAZ PIMCO Value Fund                                                            190               6
 USAZ Templeton Developed Markets Fund                                              2               -
 USAZ AIM Blue Chip Fund                                                            1               -
 USAZ AIM Basic Value Fund                                                         54               6
 USAZ AIM International Equity Fund                                                 8               -
 USAZ AIM Dent Demographic Trends Fund                                             44               -
 USAZ Oppenheimer Emerging Growth Fund                                              -               -
 Van Kampen LIT Enterprise Portfolio                                                -               -
 Van Kampen LIT Growth and Income Portfolio                                         -               -
 Van Kampen Emerging Growth Portfolio                                              13              34

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 WERE AS FOLLOWS.

                                                          AIM V.I. CAPITAL                                 AIM V.I. PREMIER
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
 Purchase payments                                             3            4           -           6           15            7
      Transfers between funds                                 (2)            -        (24)        (35)          (1)           2
      Surrenders and terminations                               -            -        (47)        (64)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                1            4        (71)        (93)           14           9
                                                      --------------------------------------------------------------------------

                                       65

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                                                    ALGER AMERICAN
                                                        ALGER AMERICAN GROWTH     LEVERAGED ALLCAP       ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           -           -            7           3
      Transfers between funds                                (12)         (20)         (9)        (12)          (2)           -
      Surrenders and terminations                            (17)         (16)        (12)        (17)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (29)         (36)        (21)        (29)            5           3
                                                      --------------------------------------------------------------------------

                                                        AZOA VIP DIVERSIFIED    AZOA VIP FIXED INCOME       AZOA VIP GLOBAL
                                                            ASSETS FUND                 FUND              OPPORTUNITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1            -           -           -            -           -
      Transfers between funds                                (19)          (1)        (21)           9          (1)           1
      Surrenders and terminations                             (1)          (1)         (2)         (1)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (19)          (2)        (23)           8          (1)           1
                                                      --------------------------------------------------------------------------

                                                        AZOA VIP GROWTH FUND      DAVIS VA FINANCIAL     DAVIS VA REAL ESTATE
                                                                                      PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           5           1            -           1
      Transfers between funds                                (14)          (1)           1           -            -           -
      Surrenders and terminations                               -            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (14)          (1)           6           1            -           1
                                                      --------------------------------------------------------------------------

                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                           DAVIS VA VALUE         DREYFUS SMALL CAP       DREYFUS STOCK INDEX
                                                             PORTFOLIO            STOCK INDEX FUND               FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         4           27           1           -            5           -
      Transfers between funds                                   7            -           -           -            3           -
      Surrenders and terminations                             (2)            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                9           27           1           -            8           -
                                                      --------------------------------------------------------------------------

                                                         FRANKLIN AGGRESSIVE       FRANKLIN GLOBAL      FRANKLIN GLOBAL HEALTH
                                                                                   COMMUNICATIONS
                                                       GROWTH SECURITIES FUND      SECURITIES FUND       CARE SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           4           4            -           4
      Transfers between funds                                 (9)         (10)       (134)       (121)        (154)        (15)
      Surrenders and terminations                             (4)          (4)       (197)       (304)         (17)        (18)
      Rescissions                                               -            -           -           -            -         (2)
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (13)         (14)       (328)       (422)        (171)        (31)
                                                      --------------------------------------------------------------------------

                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND           FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         6           10          18           7           18          20
      Transfers between funds                                (23)         (32)        (19)        (26)         (30)        (18)
      Surrenders and terminations                           (285)        (408)       (121)       (243)        (190)       (308)
      Rescissions                                             (1)            -           -         (4)            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (304)        (431)       (122)       (266)        (203)       (307)
                                                      --------------------------------------------------------------------------

                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                                                                           FRANKLIN NATURAL
                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    RESOURCES SECURITIES
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            7           -          10            -           1
      Transfers between funds                               (108)         (50)       (177)          42        (151)        (23)
      Surrenders and terminations                           (155)        (266)       (209)       (490)         (13)        (54)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (262)        (310)       (386)       (439)        (164)        (76)
                                                      --------------------------------------------------------------------------

                                                        FRANKLIN REAL ESTATE       FRANKLIN RISING      FRANKLIN S&P 500 INDEX
                                                                                DIVIDENDS SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         6            1          28          19           10          25
      Transfers between funds                                   4         (16)        (20)          19          (2)          88
      Surrenders and terminations                            (37)         (53)       (166)       (259)         (74)        (53)
      Rescissions                                               -            -           -         (1)            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (27)         (68)       (159)       (223)         (66)          60
                                                      --------------------------------------------------------------------------

                                                         FRANKLIN SMALL CAP       FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY
                                                                FUND            VALUE SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         8            6           1           1            -           -
      Transfers between funds                                  48         (22)          15          61          (5)           4
      Surrenders and terminations                           (122)        (109)        (19)        (22)          (1)        (11)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (66)        (125)         (3)          40          (6)         (7)
                                                      --------------------------------------------------------------------------

                                       68

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                            FRANKLIN U.S.        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON
                                                          GOVERNMENT FUND             FUND 2005               FUND 2010
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        31           34           8           1            1           1
      Transfers between funds                                  81           29           6           9           13          12
      Surrenders and terminations                           (290)        (404)        (24)        (49)         (19)        (17)
      Rescissions                                             (1)            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (180)        (342)        (10)        (39)          (5)         (4)
                                                      --------------------------------------------------------------------------

                                                            J.P. MORGAN            J.P. MORGAN U.S.
                                                           INTERNATIONAL         DISCIPLINED EQUITY        MUTUAL DISCOVERY
                                                      OPPORTUNITIES PORTFOLIO         PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           -           2            4           3
      Transfers between funds                                   -            1           -           -         (21)         (1)
      Surrenders and terminations                               -            -           -           -         (94)        (83)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -            1           -           2        (111)        (81)
                                                      --------------------------------------------------------------------------

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        16            7          14           6           12           1
      Transfers between funds                                (80)           51           5           -           16           -
      Surrenders and terminations                           (225)        (198)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (290)        (141)          19           6           28           1
                                                      --------------------------------------------------------------------------

                                       69

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                          OPPENHEIMER MAIN                               PIMCO VIT STOCKSPLUS
                                                       STREET GROWTH & INCOME    PIMCO VIT HIGH YIELD     GROWTH AND INCOME
                                                              FUND/VA                 PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        25           15          22           -            1           1
      Transfers between funds                                  10            -          22           5           12           5
      Surrenders and terminations                               -            -         (3)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               35           15          41           5           13           6
                                                      --------------------------------------------------------------------------

                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        73            2           -           2            2           -
      Transfers between funds                                 159           20         (1)           -            6           1
      Surrenders and terminations                             (5)            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              228           22         (1)           2            8           1
                                                      --------------------------------------------------------------------------

                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1            -           -           -            -           -
      Transfers between funds                                   6            -           3          32          (6)        (23)
      Surrenders and terminations                             (4)            -           -           -         (25)        (43)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                3            -           3          32         (31)        (66)
                                                      --------------------------------------------------------------------------

                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            2           8           5            -           3
      Transfers between funds                                (23)         (22)        (58)          76         (12)        (19)
      Surrenders and terminations                            (47)         (71)       (181)       (295)         (53)        (88)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (68)         (91)       (232)       (215)         (65)       (104)
                                                      --------------------------------------------------------------------------

                                                                                     TEMPLETON
                                                          TEMPLETON GROWTH    INTERNATIONAL SMALLER     TEMPLETON PACIFIC
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        13            8           -           -            -           -
      Transfers between funds                                (70)         (51)        (75)           4            -       (375)
      Surrenders and terminations                           (179)        (252)         (4)        (14)            -        (22)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (237)        (296)        (79)        (10)            -       (397)
                                                      --------------------------------------------------------------------------

                                                        USAZ AIM BASIC VALUE        USAZ AIM DENT       USAZ AIM INTERNATIONAL
                                                                                 DEMOGRAPHIC TRENDS
                                                                FUND                    FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         3            -           5           -            1           -
      Transfers between funds                                   3            -           -           -            -           -
      Surrenders and terminations                               -            -           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                6            -           5           -            1           -
                                                      --------------------------------------------------------------------------


                                       71

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                                                USAZ ALLIANCE CAPITAL    USAZ ALLIANCE CAPITAL
                                                       USAZ ALGER GROWTH FUND  GROWTH AND INCOME FUND   LARGE CAP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -          18           3            5           -
      Transfers between funds                                 (2)            -           9          23            5          15
      Surrenders and terminations                               -            -         (3)         (1)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              (2)            -          24          25           10          15
                                                      --------------------------------------------------------------------------

                                                        USAZ ALLIANCE CAPITAL     USAZ MONEY MARKET      USAZ PIMCO GROWTH AND
                                                          TECHNOLOGY FUND               FUND                 INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            -          22          86            2           -
      Transfers between funds                                  14            6         193          66            8           4
      Surrenders and terminations                             (7)            -       (158)        (19)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                9            6          57         133           10           4
                                                      --------------------------------------------------------------------------

                                                       USAZ PIMCO RENAISSANCE   USAZ PIMCO VALUE FUND       USAZ VAN KAMPEN
                                                                FUND                                    AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        13            3           6           -            3           1
      Transfers between funds                                  34           22          12           1            6           5
      Surrenders and terminations                             (5)          (1)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               42           24          18           1            9           6
                                                      --------------------------------------------------------------------------

                                       72

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        14            2           7           -            4           1
      Transfers between funds                                   3           14          15           5           11           3
      Surrenders and terminations                             (2)            -         (2)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               15           16          20           5           15           4
                                                      --------------------------------------------------------------------------

                                                       USAZ VAN KAMPEN GROWTH    VAN KAMPEN EMERGING     VAN KAMPEN LIT GROWTH
                                                                FUND              GROWTH PORTFOLIO       AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        15            -           1           2            -           2
      Transfers between funds                                   -            3         (4)           6            -           -
      Surrenders and terminations                               -            -         (1)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               15            3         (4)           8            -           2
                                                      --------------------------------------------------------------------------

                                                             TOTAL ALL FUNDS
                                                      ------------------------------
                                                           2002           2001
                                                      ------------------------------
 Contract Transactions
      Purchase payments                                          496            357
      Transfers between funds                                  (559)          (249)
      Surrenders and terminations                            (3,022)        (4,258)
      Rescissions                                                (2)            (7)
      Bonus                                                        1              -
      Other transactions                                         (9)           (10)
                                                      ------------------------------
 Total Net Contract Transactions                             (3,095)        (4,167)
                                                      ------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:

                                                       AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     28            6        5.04           -            -        3.85
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                             -            -           -         722          187        3.86
       Valuemark IV                                             -            -           -         125           32        3.85

                                                       AIM V.I. INTERNATIONAL GROWTH FUND      AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      1            -        4.88         118           23        5.11
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           -            -           -

                                                                                             ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                 PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      -            -        5.26           -            -        4.86
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                           386           73        5.27         275           57        4.87
       Valuemark IV                                           102           19        5.26          95           20        4.86

                                                          ALGER AMERICAN MIDCAP GROWTH     ALGER AMERICAN SMALL CAPITALIZATION
                                                                   PORTFOLIO                            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     60            9        6.88           1            -        3.69
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           -            -           -

                                                          DAVIS VA FINANCIAL PORTFOLIO        DAVIS VA REAL ESTATE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     65            7        9.63          17            1       13.58
       USAllianz Opportunity Traditional                        -            -        7.51           -            -           -
       USAllianz Opportunity Enhanced                           2            -        7.48           -            -           -
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -        9.63           -            -           -

                                       74

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                            DAVIS VA VALUE PORTFOLIO        DREYFUS SMALL CAP STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    264           33        7.95           5            1        7.60
       USAllianz Opportunity Traditional                        -            -        7.25           -            -        7.58
       USAllianz Opportunity Enhanced                           -            -        7.22           -            -        7.57
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                            19            2        7.95           -            -        7.60

                                                                                                FRANKLIN AGGRESSIVE GROWTH
                                                            DREYFUS STOCK INDEX FUND                 SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     42            5        8.15           2            -        3.62
       USAllianz Opportunity Traditional                       17            2        8.13           -            -           -
       USAllianz Opportunity Enhanced                           -            -        8.12           -            -           -
       Valuemark II                                             -            -           -         115           32        3.64
       Valuemark IV                                             -            -        8.17           8            2        3.63

                                                         FRANKLIN GLOBAL COMMUNICATIONS         FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     18            2       11.57         322           13       23.96
       USAllianz Opportunity Traditional                        -            -       10.93           -            -       22.73
       USAllianz Opportunity Enhanced                           -            -       10.63           -            -       22.03
       Valuemark II                                        10,451          882       11.83      36,437        1,481       24.48
       Valuemark IV                                           406           35       11.69       1,321           55       24.18

                                                           FRANKLIN HIGH INCOME FUND         FRANKLIN INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    315           20       16.07         995           36       27.47
       USAllianz Opportunity Traditional                        -            -       15.19           -            -       25.97
       USAllianz Opportunity Enhanced                           4            -       14.78           -            -       25.26
       Valuemark II                                         7,443          452       16.44      27,042          956       28.10
       Valuemark IV                                           744           46       16.24       1,064           38       27.75

                                                           FRANKLIN LARGE CAP GROWTH
                                                                SECURITIES FUND                 FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     57            4       13.78           -            -           -
       USAllianz Opportunity Traditional                        -            -       13.41           -            -           -
       USAllianz Opportunity Enhanced                           -            -       13.23           -            -           -
       Valuemark II                                         9,257          659       14.02      10,293          648       15.89
       Valuemark IV                                         1,623          116       13.94         415           26       15.70

                                       75

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                                                                FRANKLIN RISING DIVIDENDS
                                                           FRANKLIN REAL ESTATE FUND                 SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    244            8       29.28         795           33       24.06
       USAllianz Opportunity Traditional                        -            -       27.67           -            -       23.11
       USAllianz Opportunity Enhanced                           -            -       26.92           -            -       22.61
       Valuemark II                                         7,436          248       29.93      26,095        1,060       24.59
       Valuemark IV                                           126            4       29.56       2,022           83       24.35

                                                          FRANKLIN S&P 500 INDEX FUND            FRANKLIN SMALL CAP FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     99           16        6.20         257           18       13.87
       USAllianz Opportunity Traditional                        -            -           -           -            -       13.52
       USAllianz Opportunity Enhanced                           -            -           -           -            -       13.33
       Valuemark II                                           994          156        6.26       7,369          521       14.10
       Valuemark IV                                           400           64        6.25         920           66       14.01

                                                      FRANKLIN SMALL CAP VALUE SECURITIES
                                                                      FUND                 FRANKLIN TECHNOLOGY SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     43            5        9.51           -            -        2.87
       USAllianz Opportunity Traditional                        -            -        9.33           -            -           -
       USAllianz Opportunity Enhanced                           2            -        9.24           -            -           -
       Valuemark II                                           785           81        9.65         130           45        2.89
       Valuemark IV                                           565           59        9.61          22            8        2.88

                                                         FRANKLIN U.S. GOVERNMENT FUND        FRANKLIN ZERO COUPON FUND 2005
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                  1,533           66       23.05          58            2       29.67
       USAllianz Opportunity Traditional                        -            -       21.85         190            7       28.04
       USAllianz Opportunity Enhanced                           4            -       21.20           -            -       27.28
       Valuemark II                                        34,592        1,466       23.59       5,201          171       30.04
       Valuemark IV                                         1,330           57       23.30         110            4       29.67

                                                                                                J.P. MORGAN INTERNATIONAL
                                                         FRANKLIN ZERO COUPON FUND 2010          OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    472           14       34.46           6            1        5.66
       USAllianz Opportunity Traditional                        -            -       32.57           -            -           -
       USAllianz Opportunity Enhanced                           -            -       31.68           -            -           -
       Valuemark II                                         3,901          112       34.89           -            -           -
       Valuemark IV                                           181            5       34.46           -            -           -

                                       76

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                      J.P. MORGAN U.S. DISCIPLINED EQUITY
                                                                   PORTFOLIO                  JENNISON 20/20 FOCUS PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     10            2        5.98           4            1        8.19
       USAllianz Opportunity Traditional                        -            -           -           -            -        8.17
       USAllianz Opportunity Enhanced                           -            -           -           -            -        8.16
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           -            -        8.19

                                                        MUTUAL DISCOVERY SECURITIES FUND      MUTUAL SHARES SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     55            4       13.05         280           21       13.51
       USAllianz Opportunity Traditional                        -            -       12.76           -            -       13.17
       USAllianz Opportunity Enhanced                           -            -       12.61           -            -       13.01
       Valuemark II                                         6,314          475       13.25      12,756          930       13.68
       Valuemark IV                                           701           53       13.17       1,773          130       13.61

                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                  OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    145           21        6.89         264           29        9.20
       USAllianz Opportunity Traditional                        9            1        6.59           -            -        9.04
       USAllianz Opportunity Enhanced                           1            -        6.57           -            -        9.01
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                            19            3        6.89           6            1        9.20

                                                        OPPENHEIMER MAIN STREET GROWTH &
                                                                 INCOME FUND/VA               PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    320           48        6.66         347           37        9.30
       USAllianz Opportunity Traditional                       15            2        6.92           -            -        9.46
       USAllianz Opportunity Enhanced                           1            -        6.90           -            -        9.43
       Valuemark II                                             -            -           -          80            8        9.58
       Valuemark IV                                             -            -        6.66           -            -        9.30

                                                        PIMCO VIT STOCKSPLUS GROWTH AND
                                                                     INCOME                  PIMCO VIT TOTAL RETURN PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     17            3        6.49         995           81       12.24
       USAllianz Opportunity Traditional                        -            -        6.74         156           14       11.38
       USAllianz Opportunity Enhanced                           -            -        6.72          11            1       11.34
       Valuemark II                                           110           16        6.76       1,712          149       11.50
       Valuemark IV                                             -            -        6.49          49            4       12.24

                                       77

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                      SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO  SELIGMAN SMALL-CAP VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      5            1        3.97         107            8       13.86
       USAllianz Opportunity Traditional                        -            -           -           -            -        9.97
       USAllianz Opportunity Enhanced                           -            -           -           2            -        9.93
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -           -           6            -       13.86

                                                        SP JENNISON INTERNATIONAL GROWTH      SP STRATEGIC PARTNERS FOCUSED
                                                                   PORTFOLIO                         GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      6            2        4.07           3            1        4.84
       USAllianz Opportunity Traditional                        -            -        4.04           -            -        4.80
       USAllianz Opportunity Enhanced                           -            -        4.02           -            -        4.78
       Valuemark II                                             1            -        4.08          66           14        4.85
       Valuemark IV                                             5            1        4.07         102           21        4.84

                                                                                               TEMPLETON DEVELOPING MARKETS
                                                         TEMPLETON ASSET STRATEGY FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      -            -       11.61           5            1        7.46
       USAllianz Opportunity Traditional                        -            -           -           -            -        7.23
       USAllianz Opportunity Enhanced                           -            -           -           -            -        7.10
       Valuemark II                                           829           70       11.81       1,933          255        7.58
       Valuemark IV                                            28            2       11.73         152           20        7.52

                                                                                            TEMPLETON GLOBAL INCOME SECURITIES
                                                       TEMPLETON FOREIGN SECURITIES FUND                   FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    216           15       14.16           -            -       20.25
       USAllianz Opportunity Traditional                        -            -       13.51           -            -           -
       USAllianz Opportunity Enhanced                           -            -       13.22           -            -           -
       Valuemark II                                        15,241        1,056       14.43       3,999          193       20.72
       Valuemark IV                                           242           17       14.29         187            9       20.46

                                                        TEMPLETON GROWTH SECURITIES FUND        USAZ AIM BASIC VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    179           12       15.09          40            5        7.56
       USAllianz Opportunity Traditional                        -            -       14.58           -            -        7.54
       USAllianz Opportunity Enhanced                           4            -       14.33           -            -        7.53
       Valuemark II                                        12,300          799       15.36           -            -           -
       Valuemark IV                                         1,090           72       15.24           3            -        7.56

                                       78

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                                                             USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                            USAZ AIM BLUE CHIP FUND                        FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      1            -        8.01          41            5        7.54
       USAllianz Opportunity Traditional                        -            -        7.99           -            -        7.52
       USAllianz Opportunity Enhanced                           -            -        7.98           -            -        7.51
       Valuemark II                                             -            -           -           -            -           -
       Valuemark IV                                             -            -        8.01           -            -        7.54

                                                                                             USAZ ALLIANCE CAPITAL GROWTH AND
                                                       USAZ AIM INTERNATIONAL EQUITY FUND              INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      7            1        8.08         157           20        7.80
       USAllianz Opportunity Traditional                        -            -        8.06           6            1        7.76
       USAllianz Opportunity Enhanced                           -            -        8.05           -            -        7.74
       Valuemark II                                             -            -           -         197           25        7.81
       Valuemark IV                                             -            -        8.08          25            3        7.80

                                                        USAZ ALLIANCE CAPITAL LARGE CAP      USAZ ALLIANCE CAPITAL TECHNOLOGY
                                                                  GROWTH FUND                              FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     33            5        7.19          11            2        6.23
       USAllianz Opportunity Traditional                        -            -        7.15           -            -        6.20
       USAllianz Opportunity Enhanced                           -            -        7.13           -            -        6.19
       Valuemark II                                           147           21        7.19          78           13        6.24
       Valuemark IV                                            10            1        7.19           5            1        6.23

                                                             USAZ MONEY MARKET FUND         USAZ PIMCO GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    816           78       10.49          31            4        8.10
       USAllianz Opportunity Traditional                        -            -       10.00           -            -        8.06
       USAllianz Opportunity Enhanced                           4            -        9.97           -            -        8.05
       Valuemark II                                         1,098          109       10.10          76            9        8.11
       Valuemark IV                                            20            2       10.49           1            -        8.10

                                                          USAZ PIMCO RENAISSANCE FUND             USAZ PIMCO VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    178           22        8.11          37            5        8.09
       USAllianz Opportunity Traditional                        -            -        8.08           -            -        8.05
       USAllianz Opportunity Enhanced                           -            -        8.06           -            -        8.03
       Valuemark II                                           352           43        8.12         115           14        8.10
       Valuemark IV                                             4            -        8.11          14            2        8.09

                                       79

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2002 FOLLOWS:
                                                        USAZ TEMPLETON DEVELOPED MARKETS    USAZ VAN KAMPEN AGGRESSIVE GROWTH
                                                                      FUND                                 FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      2            -        8.67          47            9        5.35
       USAllianz Opportunity Traditional                        -            -        8.63           -            -        5.31
       USAllianz Opportunity Enhanced                           -            -        8.61           -            -        5.29
       Valuemark II                                             -            -        8.68          29            5        5.35
       Valuemark IV                                             -            -        8.67           -            -        5.35

                                                         USAZ VAN KAMPEN COMSTOCK FUND     USAZ VAN KAMPEN EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                    101           14        7.38          72           12        6.09
       USAllianz Opportunity Traditional                        -            -        7.33           -            -        6.04
       USAllianz Opportunity Enhanced                           7            1        7.30           -            -        6.02
       Valuemark II                                           115           15        7.39          58           10        6.10
       Valuemark IV                                             6            1        7.38          19            3        6.09

                                                       USAZ VAN KAMPEN GROWTH AND INCOME
                                                                      FUND                     USAZ VAN KAMPEN GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                     62            8        8.12         102           14        7.10
       USAllianz Opportunity Traditional                        -            -        8.06           9            1        7.05
       USAllianz Opportunity Enhanced                           -            -        8.04           -            -        7.03
       Valuemark II                                            86           10        8.13          24            3        7.11
       Valuemark IV                                             5            1        8.12           -            -        7.10

                                                                                             VAN KAMPEN LIT GROWTH AND INCOME
                                                      VAN KAMPEN EMERGING GROWTH PORTFOLIO              PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
       USAllianz Advantage                                      6            1        5.45          21            2        9.41
       USAllianz Opportunity Traditional                        -            -           -           -            -           -
       USAllianz Opportunity Enhanced                           -            -           -           -            -           -
       Valuemark II                                            20            4        5.46           -            -           -
       Valuemark IV                                             -            -        5.45           -            -           -

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS

A SUMMARY OF UNITS OUTSTANDING, UNIT VALUES, NET ASSETS, RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                    At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
    2002                                           6  $5.04 to  $5.04      28      0.00%  1.49% to 1.49%   -25.47% to -25.47%
    2001                                           4  $6.76 to  $6.76      29      0.00%  1.49% to 1.49%   -26.63% to -26.63%
AIM V.I. Growth Fund
    2002                                         219  $3.85 to  $3.86     847      0.00%  1.40% to 1.49%   -31.99% to -31.93%
    2001                                         290  $5.65 to  $5.67   1,644      0.19%  1.40% to 1.49%   -34.87% to -34.81%
AIM V.I. International Growth Fund
    2002                                           0  $4.88 to  $4.88       1      0.00%  1.49% to 1.49%   -16.92% to -16.92%
    2001                                           0  $5.88 to  $5.88       1      0.00%  1.49% to 1.49%   -25.59% to -25.59%
AIM V.I. Premier Equity Fund
    2002                                          23  $5.11 to  $5.11     118      0.00%  1.49% to 1.49%   -31.29% to -31.29%
    2001                                           9  $7.43 to  $7.43      67      0.00%  1.49% to 1.49%   -16.50% to -16.50%
Alger American Growth Portfolio
    2002                                          92  $5.26 to  $5.27     488      0.00%  1.40% to 1.49%   -33.98% to -33.92%
    2001                                         121  $7.97 to  $7.98     967      0.26%  1.40% to 1.49%   -13.13% to -13.05%
Alger American Leveraged AllCap Portfolio
    2002                                          77  $4.86 to  $4.87     370      0.00%  1.40% to 1.49%   -34.89% to -34.83%
    2001                                          97  $7.46 to  $7.47     725      0.00%  1.40% to 1.49%   -17.18% to -17.10%
Alger American MidCap Growth Portfolio
    2002                                           9  $6.88 to  $6.88      60      0.00%  1.49% to 1.49%   -30.58% to -30.58%
    2001                                           3  $9.92 to  $9.92      35      0.00%  1.49% to 1.49%    -7.52% to  -7.52%
Alger American Small Capitalization Portfolio
    2002                                           0  $3.69 to  $3.69       1      0.00%  1.49% to 1.49%   -27.31% to -27.31%
    2001                                           0  $5.07 to  $5.07       1      0.00%  1.49% to 1.49%   -25.75% to -25.75%
Davis VA Financial Portfolio
    2002                                           7  $7.48 to  $9.63      67      0.00%  1.49% to 2.10%   -18.57% to -18.07%
    2001                                           1 $11.75 to $11.75      17      0.00%  1.49% to 1.49%    -7.34% to  -7.34%
Davis VA Real Estate Portfolio
    2002                                           1 $13.58 to $13.58      17      6.25%  1.49% to 1.49%     4.33% to   4.33%
    2001                                           1 $13.02 to $13.02      16      0.00%  1.49% to 1.49%     6.49% to   6.49%
Davis VA Value Portfolio
    2002                                          35  $7.22 to  $7.95     283      0.78%  1.49% to 2.10%   -18.00% to -17.50%
    2001                                          27  $9.63 to  $9.63     256      2.00%  1.49% to 1.49%   -10.83% to -10.83%
Dreyfus Small Cap Stock Index Fund
    20023                                          1  $7.57 to  $7.60       5      0.00%  1.49% to 2.10%   -24.32% to -24.01%
Dreyfus Stock Index Fund
    2002(3)                                        7  $8.12 to  $8.17      59      0.00%  1.40% to 2.10%   -19.49% to -19.04%
Franklin Aggressive Growth Securities Fund
    2002                                          34  $3.62 to  $3.64     125      0.00%  1.40% to 1.49%   -36.68% to -36.56%
    2001                                          47  $5.71 to  $5.73     270      0.00%  1.40% to 1.49%   -23.95% to -23.76%
Franklin Global Communications Securities Fund
    2002                                         919 $10.63 to $11.83  10,875      0.95%  1.40% to 2.10%   -34.91% to -34.21%
    2001                                       1,249 $17.66 to $17.98  22,421      0.08%  1.40% to 1.49%   -30.45% to -30.23%
Franklin Growth and Income Securities Fund
    2002                                       1,549 $22.03 to $24.48  38,080      3.09%  1.40% to 2.10%   -17.47% to -16.70%
    2001                                       1,862 $28.85 to $29.39  54,683      0.32%  1.40% to 1.49%    -3.73% to  -3.39%
Franklin High Income Fund
    2002                                         518 $14.78 to $16.44   8,506     16.16%  1.40% to 2.10%   -11.83% to -10.81%
    2001                                         640 $18.12 to $18.43  11,790     17.55%  1.40% to 1.49%     2.63% to   2.81%
Franklin Income Securities Fund
    2002                                       1,030 $25.26 to $28.10  29,101      9.70%  1.40% to 2.10%    -2.67% to  -1.76%
    2001                                       1,240 $28.06 to $28.60  35,416      7.29%  1.40% to 1.49%    -0.74% to  -0.43%


                                       81

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund
    2002                                         779 $13.23 to $14.02  10,937      0.84%  1.40% to 2.10%   -24.78% To -24.01%
    2001                                       1,046 $18.21 to $18.45  19,275      0.58%  1.40% to 1.49%   -12.74% To -12.50%
Franklin Money Market Fund
    2002                                         674 $15.70 to $15.89  10,708      1.36%  1.40% to 1.49%    -0.17% to  -0.08%
    2001                                       1,060 $15.73 to $15.91  16,863      4.11%  1.40% to 1.49%     2.36% to   2.46%
Franklin Real Estate Fund
    2002                                         260 $26.92 to $29.93   7,806      2.88%  1.40% to 2.10%    -0.05% to   0.82%
    2001                                         288 $29.12 to $29.68   8,554      4.27%  1.40% to 1.49%     6.28% to   6.67%
Franklin Rising Dividends Securities Fund
    2002                                       1,176 $22.61 to $24.59  28,912      1.33%  1.40% to 2.10%    -3.63% to  -2.69%
    2001                                       1,338 $24.81 to $25.27  33,771      0.09%  1.40% to 1.49%    11.88% to  12.31%
Franklin S&P 500 Index Fund
    2002                                         236  $6.20 to  $6.26   1,493      1.37%  1.40% to 1.49%   -23.56% to -23.31%
    2001                                         304  $8.11 to  $8.17   2,507      0.95%  1.40% to 1.49%   -14.12% to -13.54%
Franklin Small Cap Fund
    2002                                         605 $13.33 to $14.10   8,546      0.47%  1.40% to 2.10%   -30.16% to -29.51%
    2001                                         673 $19.75 to $20.01  13,456      0.53%  1.40% to 1.49%   -16.51% to -16.20%
Franklin Small Cap Value Securities Fund
    2002                                         145  $9.24 to  $9.65   1,395      0.45%  1.40% to 2.10%   -11.15% to -10.32%
    2001                                         148 $10.64 to $10.76   1,587      0.50%  1.40% to 1.49%    12.10% to  12.61%
Franklin Technology Securities Fund
    2002                                          53  $2.87 to  $2.89     152      0.00%  1.40% to 1.49%   -44.75% to -44.70%
    2001                                          58  $5.20 to  $5.23     306      0.00%  1.40% to 1.49%   -30.73% to -30.41%
Franklin U.S. Government Fund
    2002                                       1,589 $21.20 to $23.59  37,459      5.92%  1.40% to 2.10%     7.49% to   8.55%
    2001                                       1,769 $21.32 to $21.73  38,406      7.33%  1.40% to 1.49%     5.77% to   6.11%
Franklin Zero Coupon Fund - 2005
    2002                                         184 $27.28 to $30.04   5,559      6.07%  1.40% to 2.10%     7.82% to   8.57%
    2001                                         196 $27.35 to $27.67   5,403      6.63%  1.40% to 1.49%     7.31% to   7.41%
Franklin Zero Coupon Fund - 2010
    2002                                         131 $31.68 to $34.89   4,554      5.64%  1.40% to 2.10%    17.61% to  18.43%
    2001                                         137 $29.12 to $29.46   4,020      7.44%  1.40% to 1.49%     4.05% to   4.15%
J.P. Morgan International Opportunities Portfolio
    2002                                           1  $5.66 to  $5.66       6      0.00%  1.49% to 1.49%   -19.52% to -19.52%
    2001                                           1  $7.04 to  $7.04       7      0.00%  1.49% to 1.49%   -19.91% to -19.91%
J.P. Morgan U.S. Disciplined Equity Portfolio
    2002                                           2  $5.98 to  $5.98      10      0.00%  1.49% to 1.49%   -25.74% to -25.74%
    2001                                           2  $8.05 to  $8.05      13      0.00%  1.49% to 1.49%   -15.40% to -15.40%
Jennison 20/20 Focus Portfolio
    2002(3)                                        1  $8.16 to  $8.19       4      0.00%  1.49% to 2.10%   -18.93% to -18.60%
Mutual Discovery Securities Fund
    2002                                         532 $12.61 to $13.25   7,070      1.59%  1.40% to 2.10%   -11.28% to -10.32%
    2001                                         644 $14.62 to $14.77   9,514      2.12%  1.40% to 1.49%    -1.26% to  -1.01%
Mutual Shares Securities Fund
    2002                                       1,081 $13.01 to $13.68  14,809      0.96%  1.40% to 2.10%   -13.64% to -12.79%
    2001                                       1,371 $15.55 to $15.69  21,507      2.00%  1.40% to 1.49%     5.45% to   5.81%
Oppenheimer Global Securities Fund/VA
    2002                                          25  $6.57 to  $6.89     174      0.00%  1.49% to 2.10%   -23.75% to -23.29%
    2001                                           6  $8.99 to  $8.99      52      0.00%  1.49% to 1.49%   -13.52% to -13.52%
Oppenheimer High Income Fund/VA
    2002                                          30  $9.01 to  $9.20     270      0.93%  1.49% to 2.10%    -4.42% to  -3.84%
    2001                                           1  $9.57 to  $9.57       7      0.00%  1.49% to 1.49%    -5.18% to  -5.18%
Oppenheimer Main Street Growth & Income Fund/VA
    2002                                          50  $6.66 to  $6.92     336      0.39%  1.49% to 2.10%   -20.48% to -20.00%
    2001                                          16  $8.33 to  $8.33     129      0.00%  1.49% to 1.49%   -12.76% to -12.76%

                                       82

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)
                                                    At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio
    2002                                          45  $9.30 to  $9.58     427      8.50%  1.40% to 2.10%    -3.27% to  -2.59%
    2001                                           5  $9.56 to  $9.83      50     16.67%  1.40% to 1.49%    -1.76% to  -1.68%
PIMCO VIT StocksPLUS Growth and Income Portfolio
    2002                                          19  $6.49 to  $6.76     127      2.67%  1.40% to 2.10%   -21.88% to -21.33%
    2001                                           6  $8.25 to  $8.59      50     14.29%  1.40% to 1.49%   -14.14% to -14.07%
PIMCO VIT Total Return Portfolio
    2002                                         249 $11.34 to $12.24   2,923      4.08%  1.40% to 2.10%     6.81% to   7.56%
    2001                                          22 $10.70 to $11.39     232      3.70%  1.40% to 1.49%     6.86% to   6.95%
Seligman Global Technology Portfolio
    2002                                           1  $3.97 to  $3.97       5      0.00%  1.49% to 1.49%   -32.65% to -32.65%
    2001                                           2  $5.89 to  $5.89      12      0.00%  1.49% to 1.49%   -29.31% to -29.31%
Seligman Small-Cap Value Portfolio
    2002                                           8  $9.93 to $13.86     115      0.00%  1.49% to 2.10%   -17.13% to -16.62%
    2001                                           1 $16.62 to $16.62      14      0.00%  1.49% to 1.49%    19.88% to  19.88%
SP Jennison International Growth Portfolio
    2002                                           3  $4.02 to  $4.08      12      0.00%  1.40% to 2.10%   -24.44% to -23.91%
    2001                                           0  $5.36 to  $5.36       2      0.00%  1.40% to 1.49%   -36.88% to -36.82%
SP Strategic Partners Focused Growth Portfolio
    2002                                          36  $4.78 to  $4.85     171      0.00%  1.40% to 2.10%   -27.07% to -26.56%
    2001                                          32  $6.60 to  $6.61     211      0.00%  1.40% to 1.49%   -16.98% to -16.90%
Templeton Asset Strategy Fund
    2002                                          72 $11.61 to $11.81     857      2.03%  1.40% to 1.49%    -5.80% to  -5.50%
    2001                                         104 $12.32 to $12.50   1,298      1.54%  1.40% to 1.49%   -11.28% to -10.98%
Templeton Developing Markets Securities Fund
    2002                                         276  $7.10 to  $7.58   2,090      1.64%  1.40% to 2.10%    -2.22% to  -1.35%
    2001                                         345  $7.59 to  $7.68   2,650      1.07%  1.40% to 1.49%    -9.45% to  -9.36%
Templeton Foreign Securities Fund
    2002                                       1,088 $13.22 to $14.43  15,699      1.83%  1.40% to 2.10%   -20.25% to -19.54%
    2001                                       1,321 $17.64 to $17.93  23,683      3.27%  1.40% to 1.49%   -17.24% to -16.93%
Templeton Global Income Securities Fund
    2002                                         202 $20.25 to $20.72   4,186      1.16%  1.40% to 1.49%    19.36% to  19.75%
    2001                                         267 $16.97 to 17.30%   4,619      3.78%  1.40% to 1.49%     0.72% to   1.11%
Templeton Growth Securities Fund
    2002                                         883 $14.33 to $15.36  13,573      2.43%  1.40% to 2.10%   -20.18% to -19.46%
    2001                                       1,122 $18.79 to $19.07  21,373      2.15%  1.40% to 1.49%    -2.78% to  -2.37%
USAZ AIM Basic Value Fund
    2002(3)                                        5  $7.53 to  $7.56      43      0.00%  1.49% to 2.10%   -24.70% to -24.39%
USAZ AIM Blue Chip Fund
    2002(3)                                        0  $7.98 to  $8.01       1      0.00%  1.49% to 2.10%   -20.21% to -19.88%
USAZ AIM Dent Demographic Trends Fund
    2002(3)                                        5  $7.51 to  $7.54      41      0.00%  1.49% to 2.10%   -24.86% to -24.56%
USAZ AIM International Equity Fund
    2002(3)                                        1  $8.05 to  $8.08       7      0.00%  1.49% to 2.10%   -19.54% to -19.21%
USAZ Alliance Capital Growth and Income Fund
    2002                                          49  $7.74 to  $7.81     385      0.87%  1.40% to 2.10%   -25.75% to -25.23%
    2001(2)                                       25 $10.44 to $10.44     260      0.00%  1.40% to 1.49%     4.43% to   4.44%
USAZ Alliance Capital Large Cap Growth
Fund
    2002                                          27  $7.13 to  $7.19     190      0.00%  1.40% to 2.10%   -32.14% to -31.67%
    2001(2)                                       16 $10.52 to $10.53     171      0.00%  1.40% to 1.49%     5.26% to   5.27%
USAZ Alliance Capital Technology Fund
    2002                                          16  $6.19 to  $6.24      94      0.00%  1.40% to 2.10%   -42.36% to -41.95%
    2001(2)                                        6 $10.74 to $10.75      67      0.00%  1.40% to 1.49%     7.45% to   7.47%
USAZ Money Market Fund
    2002                                         189  $9.97 to $10.49   1,938      0.84%  1.40% to 2.10%    -1.25% to  -0.56%
    2001                                         132 $10.16 to $10.56   1,372      2.44%  1.40% to 1.49%     1.50% to   1.59%

                                       83

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)
                                                    At December 31                           For the year ended December 31
                                          -------------------------------------- ---------------------------------------------
                                             Units                              Investment
                                          Outstanding Unit Fair Value  Net Assets Income  Expense Ratio        Total Return
                                          (thousands)lowest to highest (thousands) Ratio* lowest to highest** lowest to highest***
                                          ------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund
    2002                                          13  $8.05 to  $8.11     108      1.45%  1.40% to 2.10%   -20.57% to -20.01%
    2001(2)                                        4 $10.14 to $10.14      39      0.00%  1.40% to 1.49%     1.40% to   1.41%
USAZ PIMCO Renaissance Fund
    2002                                          65  $8.06 to  $8.12     534      0.00%  1.40% to 2.10%   -26.64% to -26.12%
    2001(2)                                       24 $10.99 to $11.00     260      0.00%  1.40% to 1.49%     9.95% to   9.97%
USAZ PIMCO Value Fund
    2002                                          21  $8.03 to  $8.10     166      0.85%  1.40% to 2.10%   -26.46% to -25.95%
    2001(2)                                        3 $10.94 to $10.94      28      0.00%  1.40% to 1.49%     9.38% to   9.39%
USAZ Templeton Developed Markets Fund
    2002                                           0  $8.61 to  $8.68       2      0.00%  1.40% to 2.10%   -15.69% to -15.10%
    2001(2)                                        0 $10.23 to $10.23       0      0.00%  1.40% to 1.49%     2.27% to   2.28%
USAZ Van Kampen Aggressive Growth Fund
    2002                                          14  $5.29 to  $5.35      76      0.00%  1.40% to 2.10%   -33.75% to -33.29%
    2001(1)                                        6  $8.02 to  $8.02      50      0.00%  1.40% to 1.49%   -19.80% to -19.75%
USAZ Van Kampen Comstock Fund
    2002                                          31  $7.30 to  $7.39     229      1.09%  1.40% to 2.10%   -21.54% to -20.99%
    2001(1)                                       15  $9.34 to  $9.35     143      0.00%  1.40% to 1.49%    -6.56% to  -6.51%
USAZ Van Kampen Emerging Growth Fund
    2002                                          25  $6.02 to  $6.10     149      0.00%  1.40% to 2.10%   -33.73% to -33.26%
    2001(1)                                        4  $9.13 to  $9.13      34      0.00%  1.40% to 1.49%    -8.71% to  -8.66%
USAZ Van Kampen Growth and Income Fund
    2002                                          19  $8.04 to  $8.13     153      1.06%  1.40% to 2.10%   -16.48% to -15.89%
    2001(1)                                        4  $9.66 to  $9.67      40      0.00%  1.40% to 1.49%    -3.38% to  -3.32%
USAZ Van Kampen Growth Fund
    2002                                          18  $7.03 to  $7.11     135      0.00%  1.40% to 2.10%   -25.82% to -25.30%
    2001(1)                                        4  $9.51 to  $9.52      36      0.00%  1.40% to 1.49%    -4.85% to  -4.80%
Van Kampen LIT Emerging Growth
    2002                                           5  $5.45 to  $5.46      26      0.00%  1.40% to 1.49%   -33.65% to -33.59%
    2001(1)                                        8  $8.21 to  $8.22      66      0.00%  1.40% to 1.49%   -18.60% to -18.55%
Van Kampen LIT Growth and Income Portfolio
    2002                                           2  $9.41 to  $9.41      21      0.00%  1.49% to 1.49%   -15.77% to -15.77%
    2001                                           2 $11.17 to $11.17      25      0.00%  1.49% to 1.49%    -2.66% to  -2.66%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1. Period from May 1, 2001 (fund  commencement)  to December  31, 2001
2. Period from  November 5, 2001 (fund  commencement)  to December 31, 2001
3. Period from May 1, 2002 (fund commencement) to December 31, 2002

                                       84





                      ALLIANZ LIFE INSURANCE COMPANY OF NEW
                YORK (Formerly known as Preferred Life Insurance
                              Company of New York)

                              Financial Statements


                           December 31, 2002 and 2001

                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of New York:


We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New
York) as of December 31, 2002 and 2001, and the related statements of operations, comprehensive income, Stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.






January 17, 2003

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                                 Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands, except share data)

                                      Assets                                2002              2001
--------------------------------------------------------------------------------------------------------
Investments:
      Fixed maturity securities, at fair value                        $        75,454            66,526
      Securities held under agreements
           to repurchase, at fair value                                         3,145            10,611
      Securities held under forward commitments, at fair value                  5,413                 0
      Equity securities, at fair value                                            850             1,435
      Short-term securities                                                    13,625             3,390
      Policy loans                                                                  9                 0
--------------------------------------------------------------------------------------------------------
                Total investments                                              98,496            81,962
Cash                                                                            7,288             8,383
Accrued investment income                                                         908               872
Receivables                                                                     1,693             2,441
Reinsurance recoverables:
      Recoverable on future benefit reserves and policy                         1,893             1,898
      Recoverable on unpaid claims                                              6,487             4,624
      Receivable on paid claims                                                   152               549
Deferred acquisition costs                                                     13,505            15,408
Other assets                                                                      201               191
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  130,623           116,328
Separate account assets                                                       273,715           366,260
--------------------------------------------------------------------------------------------------------
                Total assets                                          $       404,338           482,588
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                                 Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands, except share data)

           Liabilities and Stockholder's Equity                                   2002                2001
----------------------------------------------------------------------------------------------------------------
Liabilities:
      Policy and contract account balances                                  $        27,725              16,040
      Future benefit reserves                                                         5,021               4,942
      Policy and contract claims                                                     15,413              15,919
      Deferred income taxes                                                           6,464               5,152
      Securities held under forward commitments                                       5,408                   0
      Securities held under agreements to repurchase                                  3,135              10,587
      Amounts drawn in excess of bank balances                                        1,617               1,019
      Commissions due and accrued                                                       460                 366
      Payable to parent                                                                 444               1,180
      Accrued expenses                                                                  281                 514
      Unearned premiums                                                                 179                 470
      Reinsurance payable                                                               163                 298
      Other policyholder funds                                                           54                 342
      Other liabilities                                                               1,144               1,007
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities               67,508              57,836
Separate account liabilities                                                        273,715             366,260
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   341,223             424,096
Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued and outstanding                                         2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              42,168              39,743
      Accumulated other comprehensive income                                          3,447               1,249
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           63,115              58,492
Commitments and contingencies (notes 5 and 10)
----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       404,338             482,588
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                            Statements of Operations

                           December 31, 2002 and 2001
                        (in thousands, except share data)

                                                              2002             2001             2000
---------------------------------------------------------------------------------------------------------
Revenue:
      Life insurance premiums                           $         2,308            3,432           3,390
      Annuity considerations                                      5,029            6,308           9,059
      Accident and health premiums                               11,265           10,254          11,563
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                 18,602           19,994          24,012
      Premiums ceded                                              8,780            4,894           5,487
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                    9,822           15,100          18,525
      Investment income, net                                      4,577            4,266           3,565
      Realized investment gains (losses)                            489             (451)            (64)
      Other income                                                  247              645             826
---------------------------------------------------------------------------------------------------------
               Total revenue                                     15,135           19,560          22,852
---------------------------------------------------------------------------------------------------------
Benefits and expenses:
      Life insurance benefits                                       877            2,616           1,599
      Annuity benefits                                            1,328            1,276           1,213
      Accident and health insurance benefits                      5,688            5,747           1,818
---------------------------------------------------------------------------------------------------------
               Total benefits                                     7,893            9,639           4,630
                                                                      0                0               0
      Benefit recoveries                                          5,232            3,830             206
---------------------------------------------------------------------------------------------------------
               Net benefits                                       2,661            5,809           4,424
      Commissions and other agent compensation                    1,264            2,221           2,171
      General and administrative expenses                         5,553            6,360           4,933
      Taxes, licenses and fees                                      274              108             637
      Change in deferred acquisition costs, net                   1,903            1,250           6,021
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                       11,655           15,748          18,186
---------------------------------------------------------------------------------------------------------
               Income from operations before
                    income taxes                                  3,480            3,812           4,666
---------------------------------------------------------------------------------------------------------
Income tax expense (benefit):
      Current                                                       928            1,517           1,421
      Deferred                                                      127             (586)         (2,502)
---------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                 1,055              931          (1,081)
---------------------------------------------------------------------------------------------------------
               Net income                               $         2,425            2,881           5,747
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                       Statements of Comprehensive Income

                  Years Ended December 31, 2002, 2001 and 2000
                                 (in thousands)

                                                                         2002           2001           2000
----------------------------------------------------------------------------------------------------------------
Net income                                                          $       2,425          2,881          5,747
----------------------------------------------------------------------------------------------------------------
Other comprehensive income:
     Unrealized gains on fixed maturity and equity securities:
        Unrealized holding gains arising during the
          period, net of tax of $1,354 in 2002,  $349 in 2001,
          and $843 in 2000                                                  2,516            649          1,564
        Reclassification adjustment for realized (gains) losses
        included in net income, net of tax (expense) benefit of
        $(170) in 2002, $158 in 2001, and $22 in 2000                        (318)           293             42
----------------------------------------------------------------------------------------------------------------
                            Total other comprehensive income                2,198            942          1,606
----------------------------------------------------------------------------------------------------------------
                            Total comprehensive income              $       4,623          3,823          7,353
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2002, 2001 and 2000
                                 (in thousands)

                                                                 2002           2001            2000
---------------------------------------------------------------------------------------------------------
Common stock:
      Balance at beginning and end of year                 $        2,000           2,000          2,000
---------------------------------------------------------------------------------------------------------
Additional paid-in capital:
      Balance at beginning and end of year                         15,500          15,500         15,500
---------------------------------------------------------------------------------------------------------
Retained earnings:
      Balance at beginning of year                                 39,743          36,862         31,115
      Net income                                                    2,425           2,881          5,747
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       42,168          39,743         36,862
---------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss):
      Balance at beginning of year                                  1,249             307         (1,299)
      Net unrealized gain on investments during the year,
          net of deferred federal income taxes                      2,198             942          1,606
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                        3,447           1,249            307
---------------------------------------------------------------------------------------------------------
                    Total stockholder's equity             $       63,115          58,492         54,669
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                            Statements of Cash Flows
                  Years Ended December 31, 2002, 2001 and 2000
                                 (in thousands)

                                                                           2002            2001            2000
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
      Net income                                                     $        2,425           2,881           5,747
--------------------------------------------------------------------------------------------------------------------
      Adjustments to reconcile net income to net
         cash provided by operating activities:
          Realized (gains) losses on investments                               (489)            451              64
          Deferred federal income tax expense (benefit)                         127            (586)         (2,502)
          Charges to policy account balances                                     (8)             (5)             (3)
          Interest credited to policy account balances                          985             661             381
          Depreciation and amortization                                         (17)             30             106
          Change in:
               Receivables, recoverables, and other assets                     (759)          2,820           5,532
               Deferred acquisition costs                                     1,903           1,250           6,021
               Future benefit reserves                                           79             870             647
               Policy and contract claims                                      (506)         (1,143)         (8,928)
               Unearned premiums                                               (291)            (81)           (101)
               Other policyholder funds                                        (288)            114            (108)
               Reinsurance payable                                             (135)           (860)           (990)
               Accrued expenses and other liabilities                           (96)           (345)           (598)
               Commissions due and accrued                                       94            (147)           (224)
               Payable to parent                                               (736)            322             (21)
--------------------------------------------------------------------------------------------------------------------
               Total adjustments                                               (137)          3,351            (724)
--------------------------------------------------------------------------------------------------------------------
               Net cash provided by operating activities                      2,288           6,232           5,023
--------------------------------------------------------------------------------------------------------------------
Cash flows used in investing activities:
      Purchase of fixed maturity securities                                 (77,700)        (43,113)        (30,083)
      Purchase of equity securities                                          (1,250)         (1,111)         (1,436)
      Sale or redemption of fixed maturity securities                        80,452          22,419          25,572
      Sale of equity securities                                               1,505           1,469           1,346
      Change in securities held under agreements
          to repurchase                                                      (7,452)         10,587               0
      Change in short-term securities                                       (10,235)         (1,134)              0
      Change in policy loans                                                     (9)              1               0
      Other investments, net                                                      0               0            (307)
--------------------------------------------------------------------------------------------------------------------
               Net cash used in investing activities                        (14,689)        (10,882)         (4,908)
--------------------------------------------------------------------------------------------------------------------
Cash flows provided by financing activities:
      Policyholders' deposits to account balances                             6,960           5,823           2,197
      Policyholders' withdrawals from account balances                       (4,296)         (1,294)           (766)
      Policyholders' net transfers between account balances                   8,044           2,353             801
      Change in amounts drawn in excess of bank balances                        598          (2,690)            571
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               Net cash provided by financing activities                     11,306           4,192           2,803
--------------------------------------------------------------------------------------------------------------------
               Net change in cash                                            (1,095)           (458)          2,918
Cash at beginning of year                                                     8,383           8,841           5,923
--------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                 $         7,288           8,383           8,841
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(1)  Summary of Significant Accounting Policies

     Effective January 1, 2003, Preferred Life Insurance Company of New York changed its name to Allianz Life Insurance Company of New York.

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life) which, in turn, is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

     The Company is a life insurance company licensed to sell group life and group accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 2002 statutory net premium, 75% and 25% of the Company's business is annuity and group accident and health, respectively. Due to ceding arrangements, the life business did not result in statutory net premium for 2002. The Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business continues to decline significantly as a result of these decisions. The Company's primary distribution channels are through strategic alliances with third-party marketing organizations and independent agents.

     Following is a summary of the significant accounting policies reflected in the accompanying financial statements:

     Basis of Presentation

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

     Group Life and Group Accident and Health Insurance

     Premiums on group life products are recognized as income when earned ratably over the life of the contract. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

     Variable Annuity Business

     Variable annuity contracts are subject to inherent market and interest rate risks but do not have significant mortality or morbidity risks. Therefore, variable annuity contracts are accounted for in a manner consistent with interest-bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Deferred Acquisition Costs

     Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to the production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and mortality and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 2002, 2001, and 2000 were $4,087, $2,096, and $6,588, respectively.

     Future Policy Benefit Reserves

     Future policy benefit reserves on traditional life products are computed by the net level premium method and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6%.

     Policy and Contract Account Balances

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are carried at fair value using capital market scenarios along with estimates of future policyholder behavior. Fair values of investment contracts were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

     Policy and Contract Claims

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income include interest and mortality discounting.

     Reinsurance

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     Investments

     The Company classifies all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, unrealized gains and losses, net of tax, are credited or charged directly to Stockholder's equity. Securities held under agreements to repurchase and securities held under forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     discounts on fixed maturity securities are amortized using a level yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market. Policy loans are reflected at their unpaid principal balances.

     Realized gains and losses are computed based on the specific identification method.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized capital loss is recognized in the Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     As of December  31,  2002 and 2001,  investments  with a carrying  value of
     $1,866   and   $1,723,   respectively,   were   pledged  to  the  New  York
     Superintendent of Insurance as required by statutory regulation.

     The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity securities, securities held under agreements to repurchase, and equity securities is based primarily on independent pricing services, broker quotes and other independent information. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

     Securities Held for Forward Commitment Contracts

     As of December 31, 2002 and 2001, the Company had outstanding commitments with a face amount of $5,200 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received additional income from commitments of this type of $40, $348, and $245 in 2002, 2001, and 2000, respectively, which is reported in investment income on the Statement of Operations. Forward commitment contracts were considered derivatives and accounted for under the guidance prescribed by Statement of Financial Accounting Standards (SFAS) No. 133. This standard is explained further in the Accounting Changes section of this note.

     Securities Held under Agreements to Repurchase

     During 2002 and 2001, the Company entered into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identified certain securities for delivery in the current month and simultaneously contracted with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities identified. Mortgage-backed securities underlying such agreements were carried at a market value as of December 31, 2002 and 2001 of $3,145 and $10,611, respectively. Other liabilities in 2002 and 2001 of $3,135 and $10,587, respectively, represent funds received under these agreements. The interest rate on these securities was 6.0% and 6.5% in 2002 and 2001, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $318, $165, and $0 in 2002, 2001, and 2000, respectively, which is reported in investment income on the Statement of Operations.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Income Taxes

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     Separate Accounts

     Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Receivables

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables.

     Accounting Changes

     Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133 and SFAS No. 138 Accounting for Certain Derivative Instruments and Certain Hedging Activity, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all derivative instruments to fair market value.

     The Company adopted SFAS No. 141, Business Combinations, in July 2001 and SFAS No. 142, Goodwill and Other Intangible Assets, on January 1, 2002. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142. Adoption of these statements did not have a material impact on the financial statements.

     SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets, replaces SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of as well as Accounting Principles Board (APB) Opinion No. 30, Reporting Results of Operations - Reporting the Effects of Disposal of a Segment of a Business. This statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within those fiscal years. Adoption of this statement did not have a material impact on the financial statements.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of this statement is not expected to have a material impact on the financial statements.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities- an interpretation of ARB No. 51. This interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, Consolidated Financial Statements, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This interpretation is effective, for all financial statements issued after January 31, 2003, for variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003, to variable interests acquired before February 1, 2003. Adoption of this statement is not expected to have a material impact on the financial statements.

     Accounting Pronouncements to be Adopted

     SFAS No. 143, Accounting for Asset Retirement Obligations, addresses the accounting for obligations arising from the retirement of all tangible long-lived assets and expands the scope to include obligations that are identifiable by the entity upon acquisition and construction and during the operating life of a long-lived asset. This statement is effective for financial statements issued for fiscal years beginning after June 15, 2002. Adoption of this statement is not expected to have a material impact on the financial statements.

     SFAS No.  146,  Accounting  for  Costs  Associated  with  Exit or  Disposal
     Activities, replaces Emerging Issues Task Force (EITF) Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit An Activity. This statement is effective for financial statements issued for exit or disposal activities that are initiated after December 31, 2002. Adoption of this statement is not expected to have a material impact on the financial statements.

     Reclassifications

     Certain prior year balances have been reclassified to conform to the current year presentation.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(2)  Investments

     Investments at December 31, 2002 consist of:

                                                                                                    Amount
                                                            Amortized          Estimated           shown on
                                                              cost               fair               balance
                                                             or cost             value               sheet
----------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
      U.S. government                                 $            9,339             10,170              10,170
      Foreign government                                             202                218                 218
      Public utilities                                               302                321                 321
      Corporate securities                                        44,625             48,369              48,369
      Mortgage-backed securities                                  15,731             16,376              16,376
----------------------------------------------------------------------------------------------------------------

           Total fixed maturity securities                        70,199             75,454              75,454
----------------------------------------------------------------------------------------------------------------

Securities held under agreements
      to repurchase                                                2,982              3,145               3,145
Securities held under forward
      commitments                                                  5,413              5,413               5,413
Equity securities:
      Common stocks:
           Industrial and miscellaneous                              965                850                 850
Other investments:
      Short-term securities                                       13,625             13,625              13,625
      Policy loans                                                     9                  9                   9
----------------------------------------------------------------------------------------------------------------

           Total investments                          $           93,193             98,496              98,496
----------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     At December 31, 2002 and 2001, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as follows:

                                                                     Gross             Gross           Estimated
                                                 Amortized        unrealized        unrealized           fair
                                                    cost             gains            losses             value
-------------------------------------------------------------------------------------------------------------------

2002:
    Fixed maturity securities:
      U.S. government                        $         9,339               831                 0            10,170
      Foreign government                                 202                16                 0               218
      Public utilities                                   302                19                 0               321
      Corporate securities                            44,625             4,028               284            48,369
      Mortgage-backed securities                      15,731               645                 0            16,376
-------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              70,199             5,539               284            75,454
    Securities held under agreements
         to repurchase                                 2,982               163                 0             3,145
    Securities held under forward
         commitments                                   5,413                 0                 0             5,413
    Equity securities                                    965                45               160               850
-------------------------------------------------------------------------------------------------------------------
         Total                               $        79,559             5,747               444            84,862
-------------------------------------------------------------------------------------------------------------------
2001:
    Fixed maturity securities:
      U.S. government                        $        23,995               535               166            24,364
      Foreign government                                 709                52                 0               761
      Public utilities                                   302                11                 0               313
      Corporate securities                            36,186             1,618               225            37,579
      Mortgage-backed securities and
           collateralized mortgage obligations         3,589                 0                80             3,509
-------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              64,781             2,216               471            66,526
    Securities held under agreements
         to repurchase                                10,554                57                 0            10,611
    Equity securities                                  1,315               219                99             1,435
-------------------------------------------------------------------------------------------------------------------
         Total                               $        76,650             2,492               570            78,572
-------------------------------------------------------------------------------------------------------------------

     The change in net unrealized gains and (losses) on fixed maturity securities and securities held under agreements to repurchase, before deferred taxes, was $3,616, $1,534, and $2,787 for the years ended December 31, 2002, 2001, and 2000, respectively.

     The change in net unrealized gains and (losses) from equity securities, before deferred taxes, was $(235), $(84), and $(316) for the years ended December 31, 2002, 2001, and 2000, respectively.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Amortized             Estimated
                                                                                cost              fair value
----------------------------------------------------------------------------------------------------------------

       Due in one year or less                                         $              620                   638
       Due after one year through five years                                       14,948                15,807
       Due after five years through ten years                                      17,883                19,699
       Due after ten years                                                         21,017                22,934
       Mortgage-backed securities                                                  15,731                16,376
----------------------------------------------------------------------------------------------------------------
       Totals                                                          $           70,199                75,454
----------------------------------------------------------------------------------------------------------------

Proceeds from sales of investments in fixed maturity securities during 2002, 2001, and 2000 were $70,698, $22,101, and $25,452, respectively. Gross gains of $1,560, $426, and $419 and gross losses of $244, $146, and $543, were realized on sales of available-for-sale securities in 2002, 2001, and 2000, respectively. The Company recognized losses of $731, $394, and $0 on securities with other than temporary impairment in 2002, 2001, and 2000 respectively. The Company also purchased forward commitments of $14,114 and $53,254 and sold forward commitments of $8,722 and $53,254 during 2002 and 2001, respectively.

Proceeds from the sale of equity securities were $1,505, $1,435, and $1,346, during 2002, 2001, and 2000, respectively. Gross gains of $150, $181, and $277 and gross losses of $180, $387, and $177 were realized on those sales in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, a loss of $66, $132, and
$40, respectively, was recognized on equities with other than temporary impairment.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                           2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Fixed maturity securities                         $              585                 (114)               (124)
Equity securities                                                (96)                (338)                 60
Other                                                              0                    1                   0
--------------------------------------------------------------------------------------------------------------
           Net gains (losses) before taxes                       489                 (451)                (64)

Tax expense (benefit) on net realized
      gains (losses)                                             171                 (158)                (22)
--------------------------------------------------------------------------------------------------------------

           Net gains (losses) after taxes         $              318                 (293)                (42)
--------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed maturity securities.

                                                                  2002              2001              2000
----------------------------------------------------------------------------------------------------------------

Interest:
      Fixed maturity securities                           $          4,487             3,742              3,081
      Short-term securities                                            123               189                274
      Policy loans                                                       1                 0                  0
Dividends:
      Equity securities                                                 17                17                 20
Income from securities held under
      forward commitments                                               40               348                245
Other                                                                    0                28                  4
----------------------------------------------------------------------------------------------------------------
           Total investment income                                   4,668             4,324              3,624

Investment expenses                                                     91                58                 59
----------------------------------------------------------------------------------------------------------------

           Net investment income                          $          4,577             4,266              3,565
----------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(3)  Summary Table of Fair Value Disclosures

                                                                 2002                           2001
-----------------------------------------------------------------------------------------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets

      Fixed maturity securities:
           U.S. government                    $      10,170   $      10,170  $      24,364   $      24,364
           Foreign government                           218             218            761             761
           Public utilities                             321             321            313             313
           Corporate securities                      48,369          48,369         37,579          37,579
           Mortgage-backed securities                16,376          16,376          3,509           3,509
      Securities held under agreements
           to repurchase                              3,145           3,145         10,611          10,611
      Securities held under forward
           commitments                                5,413           5,413              0               0
      Equity securities                                 850             850          1,435           1,435
      Short-term securities                          13,625          13,625          3,390           3,390
      Policy loans                                        9               9              0               0
      Cash                                            7,288           7,288          8,383           8,383
      Separate account assets                       273,715         273,715        366,260         366,260
Financial liabilities
      Securities held under agreements
           to repurchase                              3,135           3,135         10,587          10,587
      Securities held under forward
           commitments                                5,408           5,408              0               0
      Separate account liabilities                  273,715         272,222        366,260         365,071

-----------------------------------------------------------------------------------------------------------

See note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(4)  Accident and Health Claim Reserves

     Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

Activity in the accident and health claim reserves is summarized as follows:

                                                        2002                2001               2000
---------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
      recoverables of $4,446, $4,359, and $8,424        $ 10,436            $ 11,738            $ 15,456

Incurred related to:
      Current year                                         4,142               5,167               6,544
      Prior years                                         (2,239)             (2,310)             (4,672)
---------------------------------------------------------------------------------------------------------
Total incurred                                             1,903               2,857               1,872
---------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                           785                 880                 892
      Prior years                                          2,769               3,279               4,698
---------------------------------------------------------------------------------------------------------
Total paid                                                 3,554               4,159               5,590
---------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
      recoverables of $5,900, $4,446, and $4,359         $ 8,785            $ 10,436            $ 11,738
---------------------------------------------------------------------------------------------------------

As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred related to prior years decreased by $2,239, $2,310, and $4,672 in 2002, 2001, and 2000, respectively. The change in amounts is the result of normal reserve development inherent in the uncertainty of establishing the liability for accident and health claim reserves. Current year paid and incurred claims have decreased in 2002, 2001, and 2000 due to termination of the group accident and health business while prior year paid claims continue to reflect losses related to the run-off of the terminated business.

(5)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in the reinsurance recoverables at December 31, 2002 and 2001 are recoverables on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life of $3,020 and $2,284, respectively. Also included in reinsurance recoverables at December 31, 2002 is a $2,513 recoverable from one insurer who, as of December 31, 2002, was not rated by A.M. Best Insurance Reports. Therefore, the Company has a trust agreement in place to cover any potential exposure.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Life insurance, annuities, and accident and health insurance assumed from and ceded to other companies is as follows:

                                                                                                         Percentage
                                                            Assumed          Ceded                        of amount
                                             Direct        from other       to other         Net           assumed
        Year ended                           amount        companies       companies        amount         to net
---------------------------------------------------------------------------------------------------------------------
December 31, 2002:
Life insurance in force                 $       325,184              0         217,415        107,769           0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                               2,308              0           2,346            (38)          0.0%
     Annuities                                    5,029              0               0          5,029           0.0%
     Accident and health insurance                4,877          6,388           6,434          4,831         132.2%
---------------------------------------------------------------------------------------------------------------------
        Total premiums                           12,214          6,388           8,780          9,822          65.0%
---------------------------------------------------------------------------------------------------------------------
December 31, 2001:
Life insurance in force                 $       438,561              0         106,245        332,316           0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                               3,432              0             836          2,596           0.0%
     Annuities                                    6,308              0               0          6,308           0.0%
     Accident and health insurance                7,165          3,089           4,058          6,196          49.9%
---------------------------------------------------------------------------------------------------------------------
        Total premiums                           16,905          3,089           4,894         15,100          20.5%
---------------------------------------------------------------------------------------------------------------------
December 31, 2000:
Life insurance in force                 $       401,333              0         136,465        264,868           0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                               3,390              0             815          2,575           0.0%
     Annuities                                    9,059              0               0          9,059           0.0%
     Accident and health insurance                7,790          3,773           4,672          6,891          54.8%
---------------------------------------------------------------------------------------------------------------------
        Total premiums                           20,239          3,773           5,487         18,525          20.4%
---------------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Throughout 2002, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premium of $1,683 and received expense allowances of $370 in 2002.

     Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                     Assumed                                Ceded
                                      ------------------------------------   -----------------------------------
                                         2002        2001         2000         2002         2001        2000
----------------------------------------------------------------------------------------------------------------
Life insurance in force            $           0           0            0      188,612       77,937       1,568
----------------------------------------------------------------------------------------------------------------
Premiums:
     Life insurance                $           0           0            0          309          390          45
     Accident and health insurance           (52)      1,233          750        2,619        1,482         457
----------------------------------------------------------------------------------------------------------------
     Total premiums                $         (52)      1,233          750        2,928        1,872         502
----------------------------------------------------------------------------------------------------------------

     Effective January 1, 2001, the Company entered into a multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumed blocks of business previously ceded to unrelated reinsurers. In addition, under this agreement the Company will cede all future business exceeding the Company's retention limit to Allianz Life.

(6)  Income Taxes

     Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                   2002             2001           2000
--------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit) attributable to operations:
      Current tax expense                                                 $           928            1,517          1,421
      Deferred tax expense (benefit)                                                  127             (586)        (2,502)
--------------------------------------------------------------------------------------------------------------------------
Total income tax expense (benefit) attributable to operations             $         1,055              931         (1,081)
Income tax effect on equity:
           Attributable to unrealized
               gains and losses for the year                                        1,184              507            865
--------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                         $         2,239            1,438           (216)
--------------------------------------------------------------------------------------------------------------------------


                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Components of Income Tax Expense (Benefit)

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statement of Operations for the respective years ended December 31 as follows:

                                                                   2002              2001              2000
-----------------------------------------------------------------------------------------------------------------

Income tax expense computed at the statutory rate           $          1,218             1,334             1,633
Dividends received deductions
     and tax-exempt interest                                            (169)             (254)             (557)
Adequacy release                                                           0                 0            (2,376)
Other                                                                      6              (149)              219
-----------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported         $          1,055               931            (1,081)
-----------------------------------------------------------------------------------------------------------------

     Components of Deferred Tax Assets and Liabilities on the Balance Sheet

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 2002 and 2001 are as follows:

                                                                                      2002                 2001
----------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Impaired assets                                                       $              253                   358
----------------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                                      253                   358
----------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
       Future benefit reserves                                                            1,085                   775
       Deferred acquisition costs                                                         3,619                 3,897
       Unrealized gains on investments                                                    1,856                   672
       Other                                                                                157                   166
----------------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilites                                                6,717                 5,510
----------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                   $            6,464                 5,152
----------------------------------------------------------------------------------------------------------------------

     The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid by the Company were $1,031, $2,257, and $1,670 in 2002, 2001, and 2000, respectively. The Company's liability for current taxes was $877 and $980 as of December 31, 2002 and 2001, respectively, and is included in other liabilities.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(7)  Related Party Transactions

     Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $4,694, $4,597, and $3,317 in 2002, 2001, and 2000, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2002 and 2001 was $439 and $1,173, respectively, and is included in payable to parent on the Balance Sheet.

     AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $92, $47, and $50 in 2002, 2001, and 2000, respectively, for investment advisory fees. The Company's liability to AZOA for incurred but unpaid fees as of December 31, 2002 and 2001 was $5 and $7, respectively, and is included in payable to parent on the Balance Sheet.

     The Company reinsurers a portion of its group accident and health business with Allianz Life. See note 5 for further details.

(8)  Employee Benefit Plans

     The Company participates in the Allianz Primary Retirement Plan (PRP), a defined contribution plan. The Company contributes to the plan based on a percentage of the participant's eligible salary. All eligible employees begin participating in the PRP on their hire date. Participants are 100% vested in company contributions after two years of service. It is the Company's policy to fund the plan costs as incurred. Effective January 1, 2003, the Company will be terminating the PRP and merging it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who have not completed the requirements to be fully vested, will become 100% vested. Total PRP contributions were $51, $48, and $44 in 2002, 2001, and 2000, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participant's eligible compensation. Under the eligible employees' provisions, the Company will match 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service. The Company may decide to declare a profit sharing contribution under the AAAP based on its year-end results. No profit sharing contributions have been made since 1998. Employees are not required to participate in the AAAP to be eligible for the profit sharing contribution. The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $46, $46, and $51 in 2002, 2001, and 2000, respectively, toward the AAAP matching contributions.


(9)  Statutory Financial Data and Dividend Restrictions

     Effective January 1, 2001, the Company adopted NAIC codification with the exception of Statement of Statutory Accounting Principle (SSAP) No. 10, Income Taxes, as the State of New York chose not to recognize deferred income taxes under codification. The Company did not have any impact to statutory capital and surplus as a result of Codification implemented during 2001. Effective December 31, 2002, the State of New York adopted SSAP 10, with a few minor exceptions, and is now admitting deferred income taxes. As a result of adopting SSAP 10, statutory surplus increased $210.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

     The  differences  between  stockholder's  equity and net income reported in
     accordance  with  statutory   accounting  practices  and  the  accompanying
     financial statements for the years ended December 31 are as follows:

                                                   Stockholder's Equity                   Net Income
                                                  ------------------------   -------------------------------------
                                                        2002         2001       2002         2001         2000
------------------------------------------------------------------------------------------------------------------
Statutory basis                                 $     50,558       47,940         2,887        2,389        7,239
Adjustments:
    Change in reserve basis                           (2,001)      (2,878)          876          715        2,085
    Deferred acquisition costs                        13,505       15,408        (1,903)      (1,250)      (6,021)
    Deferred taxes                                    (8,024)      (5,152)         (127)         586        2,502
    Nonadmitted assets                                 1,366           37             0            0            0
    Interest maintenance reserve                       1,609          932           677          476          (58)
    Asset valuation reserve                                0          187             0            0            0
    Liability for unauthorized reinsurers                617          152             0            0            0
    Unrealized gains on investments                    5,482        1,820             0            0            0
    Other                                                  3           46            15          (35)           0
------------------------------------------------------------------------------------------------------------------
      As reported in the
         accompanying financial statements      $     63,115       58,492         2,425        2,881        5,747
------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum capital and surplus requirements. At December 31, 2002, 2001, and 2000, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2002, 2001, and 2000.

     Regulatory Risk-based Capital

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk-based capital requirements as of December 31, 2002 and 2001.

     Permitted Statutory Accounting Practices

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statments
                                 (in thousands)

(10) Commitments and Contingencies

     The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company also leases office space. Expense for the operating lease was $186, $280, and $305 in 2002, 2001, and 2000, respectively. The future minimum lease payments required under this operating lease are as follows:

                                             Operating Lease
-------------------------------------------------------------
2003                                          $          155
2004                                                     155
2005                                                     155
2006                                                       0
2007 and beyond                                            0
-------------------------------------------------------------
Total                                         $          465
-------------------------------------------------------------


                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
        (Formerly known as Preferred Life Insurance Company of New York)

                          Notes to Financial Statements
                                 (in thousands)


     (11)  Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 2002, 2001, and 2000:

                                                 As of December 31                        For the year ended December 31
                              ---------------------------------------------  -------------------------------------------------------
                                            Future                Other      Premium                          Net change
                            Deferred    benefit reserves         policy      revenue                              in
                             policy     and policy and           claims and  and other       Net               deferred      Other
                           acquisition contract account Unearned benefits    contract    investment           acquisition  operating
                              costs       balances      premiums  payable    considerations income  Benefits   costs (a)    expenses
------------------------------------------------------------------------------------------------------------------------------------
2002:
Life insurance               $     0      3,038           45       661           (38)         324     (488)           0         125
Annuities                     13,505     29,708            0        67         5,029        2,684    1,328        1,903       4,208
Accident and health insurance      0          0          134    14,685         4,831        1,569    1,821            0       2,758
------------------------------------------------------------------------------------------------------------------------------------

                             $13,505     32,746          179    15,413         9,822        4,577    2,661        1,903       7,091
------------------------------------------------------------------------------------------------------------------------------------

2001:
Life insurance               $     0      3,028          104     1,028         2,596          413    1,755            0         442
Annuities                     15,408     17,954            0        11         6,308        1,915    1,275        1,250       5,130
Accident and health insurance      0          0          366    14,880         6,196        1,938    2,779            0       3,117
------------------------------------------------------------------------------------------------------------------------------------

                             $15,408     20,982          470    15,919        15,100        4,266    5,809        1,250       8,689
------------------------------------------------------------------------------------------------------------------------------------

2000:
Life insurance               $    11      3,032          125       945         2,575          484    1,293           14         730
Annuities                     16,658      9,542            0         0         9,059        1,127    1,213        5,986       2,507
Accident and health insurance     61          0          426    16,117         6,891        1,954    1,918           21       4,504
------------------------------------------------------------------------------------------------------------------------------------

                             $16,730     12,574          551    17,062        18,525        3,565    4,424        6,021       7,741
------------------------------------------------------------------------------------------------------------------------------------

     (a) See note 1 for aggregate gross amortization.

                                     PART C

                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

 The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 2002 and 2001.
          3. Statements of Income for the years ended December 31, 2002, 2001 and 2000.
          4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2002, 2001 and 2000.
          5. Statements of Stockholder's Equity for the years ended December 31, 2002, 2001 and 2000.
          6. Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.
          7.  Notes to Financial Statements.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 2002.
          3.  Statements of Operations for the year ended December 31, 2002.
          4. Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.
          5. Notes to Financial Statements - December 31, 2002.


b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account (1)
     2.     Not  Applicable
     3.a.   Principal  Underwriter  Agreement (2)
     3.b.   General Agency Agreement (5)
     4.     Individual  Variable  Annuity  Contract (1)
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement (1)
     4b.    Enhanced  Death  Benefit  Endorsement (1)
     5.     Application  for  Individual  Variable  Annuity  Contract (1)
     6.     (i)  Copy  of  Articles  of  Incorporation  of  the  Company (1)
            (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.a.   Form  of  Fund  Participation  Agreement between AIM Variable
            Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC.(4)
       b.   Form of Fund Participation Agreement between USAllianz Variable
            Insurance Products Trust, Preferred Life Insurance Company of New
            York and BISYS Fund Services Limited Partnership.(4)
       c.   Form of Fund Participation Agreement between Davis Variable Account
            Fund, Inc, Davis Distributors, LLC and Preferred Life Insurance
            Company of New York. (5)
       d.   Form of Fund Participation Agreement between Oppenheimer Variable
            Account Funds, Oppenheimer Funds, Inc. and Preferred Life Insurance
            Company of New York. (5)
       e.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, PIMCO Variable Insurance Trust, and
            PIMCO Funds Distributors, LLC. (5)
       f.   Form of Fund Participation Agreement between Seligman Portfolios,
            Inc. and Preferred Life Insurance Company of New York. (5)
       g.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America, and Prudential Investment
            Management Services, LLC.(6)
       h.   Copy of Fund Participation Agreement between Van Kampen
            Life Investment Trust, Van Kampen Funds Inc,
            Van Kampen Asset Management and Preferred Life Insurance Company of
            New York (7)
       i.   Copy of Portfolio Management Agreement between Van Kampen
            Funds, Inc., and USAllianz Investor Services, LLC (7)
       j.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (7)
       k.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (7)
       l.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (7)
       m.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. (7)
       n.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P. (7)
       o.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC,USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC. (7)
       p.   Copy of Fund Participation Agreement between Franklin Templeton
            Variable Insurance Products Trust, Templeton Variable Products
            Series Fund, Franklin Templeton Distributors, Inc.and Preferred
            Life Insurance Company of New York.(8)
      q.    Copy of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund.(8)
      r.    Copy of Porfolio Management Agreement between USAllianz Advisers,
            LLC  and OppenheimerFunds, Inc.*
      s.    Copy of Portfolio Management Agreement between USAllianz Advisers,
            LLC USAllianz  Variable Insurance  Products Trust, PIMCO Advisors
            Retail Holdings LLC and NFJ  Investment Group  L.P.*
      t.    Form of Portfolio Management Agreement between Allianz Life
            Insurance Company of New York, the Universal Instituitional Funds,
            Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley
            Investment Management Inc.*
      9.    Opinion  and  Consent  of  Counsel*
     10.    Independent  Auditors' Consent*
     11.    Not  Applicable
     12.    Not  Applicable
     13.    Calculation  of  Performance  Information*
     14.    Company  Organizational  Chart*
     15.    Powers of Attorney(8)

   * Filed herewith
   (1) Incorporated by reference to Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
   (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.
   (4) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on November 12, 1999.
   (5) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on April 28, 2000.
   (6) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on December 15, 2000.
   (7) Incorporated by reference to Registrant's Post Effective Amendment No. 11 to Form N-4 (File Nos.333-19699 and 811-05716) as electronically filed on November 2, 2001.
   (8) Incorporated by reference to Registrant's Post Effective Amendment No. 12 to Form N-4 (File Nos.333-19699 and 811-05716) as electronically filed on April 26, 2002.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK.

Unless noted otherwise, all officers and directors have the following principal business adderss:

                     5701 Golden Hills Drive
                    Minneapolis, MN  55416-1297

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------

Kevin Walker                    Treasurer and Director

Stephen Blaske                  Actuary and Director

Denise M. Blizil                Director

Christopher H. Pinkerton        Director

Gabby M. Matzdorff              Director and Chief Financial Officer

Charles Kavitsky                Chairman of the Board
                                Chief Executive Officer & President

Suzanne J. Pepin                Secretary and Director

Dennis Marion                   Director
39 Westview Road
Wayne, NJ 07470

Eugene T. Wilkinson             Director
31A Mountain Blvd
Warren, NJ  07059

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
20 West 64th Street
New York, NY  10023

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129



ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The Insurance Company organizational chart is filed herewith as Exhibit 14.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of March 31, 2003 there were 360 qualified Contract Owners and 433 non-qualified Contract Owners with Contracts in the Separate Account.


ITEM  28.      INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL  UNDERWRITERS

     a.  USAllianz Investor Services, LLC  is the principal underwriter for the
     Contracts.  It  also  is  the   principal  underwriter  for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                       Positions and Offices with Underwriter
----------------------     -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Keith L. Johnson           Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Vice President

Jennifer J. Wagner         Vice President

Cynthia M. Robeck          2nd Vice President

Myron Rothstein            2nd Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - MID

Gerald Boucher             Divisional VP - W

Wayne Peterson             Compliance Officer

Stewart Gregg              Secretary

Jan Witort                 Assistant Secretary


c.  Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company"),formerly Preferred Life Insurance Company of New York, hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 25th day of April, 2003.




     ALLIANZ LIFE OF NY VARIABLE
     ACCOUNT C
                 (Registrant)

By:  ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Stewart Gregg
     -------------------------
     Stewart Gregg
     Senior Counsel


     ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Stewart Gregg
     -------------------------
     Stewart Gregg
     Senior Counsel



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 25th of April 2003.

Signature and Title

Dennis Marion*          Director
Dennis Marion

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson

Eugene Long*            Director
Eugene Long             Vice President of Operations

Reinhard W. Obermueller*Director
Reinhard W. Obermueller

Stephen R. Herbert*     Director
Stephen R. Herbert

Jack F. Rockett*        Director
Jack F. Rockett

Kevin Walker*           Treasurer and Director
Kevin Walker

Christopher Pinkerton*  Director
Christopher Pinkerton

Gabby Matzdorff*        Director
Gabby Matzdorff

Charles Kavitsky*       Chairman of the Board, President
Charles Kavitsky        and Chief Executive Officer

Stephen Blaske*         Director
Stephen Blaske

Denise Blizil*          Director
Denise Blizil

Suzanne Pepin*          Secretary and Director
Suzanne Pepin



                                 * By /S/ Stewart D. Gregg
                                      --------------------------
                                      Stewart Gregg
                                      Senior Counsel

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 13

                                       TO

                                    FORM N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                        ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                 ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                                INDEX TO EXHIBITS


EXHIBIT

EX-99.B8r    Portfolio Management Agmt - Oppenheimer
EX-99.B8s    Portfolio Management Agreement - PIMCO/NFJ
EX-99.B8t    Portfolio Management Agreement - Morgan Stanley
EX-99.B9     Opinion  and  Consent  of  Counsel
EX-99.B10    Independent  Auditors'  Consent
EX-99.B13    Calculation  of  Performance  Information
EX-99.B14    Company  Organizational  Chart